   As filed with the Securities and Exchange Commission on November 30, 2001


                        File Nos. 333-32483 and 811-8305
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                -----------------
                                    FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  [ ]
PRE-EFFECTIVE AMENDMENT NO.                                              [ ]
POST-EFFECTIVE AMENDMENT NO. 12                                          [X]

                                       and


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          [ ]
AMENDMENT NO. 14                                                         [X]


                               ------------------

                                  EUREKA FUNDS
                                  ------------
               (Exact Name of Registrant as Specified in Charter)

                     3435 Stelzer Road, Columbus, Ohio 43219
                     ---------------------------------------
                     (Address of Principal Business Office)

                                  614-470-8000
                                  ------------
              (Registrant's Telephone Number, including Area Code)


                               Gregory T. Maddox
                     3435 Stelzer Road, Columbus, Ohio 43219
                     ---------------------------------------
                     (Name and Address of Agent for Service)


                          Copies of communications to:

      Martin E. Lybecker, Esq.                 Eureka Funds
      Ropes & Gray                             3435 Stelzer Road
      1301 K Street, N.W.                      Columbus, Ohio  43219
      Suite 800 East
      Washington, D.C.  20004

Approximate Date of Proposed Public Offering: Continuous.

     It is proposed that this filing will become effective (check appropriate box):


[ ] immediately upon filing pursuant to paragraph (b)

[ ] on ________________ pursuant to paragraph (b)


[ ] 60 days after filing pursuant to paragraph (a)(i)


[X] on January 30, 2002 pursuant to paragraph (a)(i)


[ ] 75 days after filing pursuant to paragraph (a)(ii)

[ ] on (date) pursuant to paragraph (a)(ii)

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered:  Shares of Beneficial Interest

                                                       [EUREKA FUNDS LOGO]





                                                 -------------------------------
                                                  U.S. TREASURY OBLIGATIONS FUND
                                                 -------------------------------
                                                      PRIME MONEY MARKET FUND
                                                 -------------------------------
                                                    INVESTMENT GRADE BOND FUND
    THE SECURITIES AND EXCHANGE COMMISSION       -------------------------------
   HAS NOT APPROVED OR DISAPPROVED THE SHARES               GLOBAL FUND
   DESCRIBED IN THIS PROSPECTUS OR DETERMINED    -------------------------------
WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE.            EQUITY FUND
       ANY REPRESENTATION TO THE CONTRARY        -------------------------------
            IS A CRIMINAL OFFENSE.                       Prospectus Dated
                                                         January 30, 2002

                  QUESTIONS?
             CALL 1-888-890-8121
       OR YOUR INVESTMENT REPRESENTATIVE.                 -TRUST SHARES-


EUR-0032                                                 NOT FDIC INSURED

EUREKA FUNDS                        TABLE OF CONTENTS

HOW TO READ THIS PROSPECTUS

This prospectus is arranged into different sections so that you can easily review this important information. The next page contains general information you should know about investing in the Funds.

                                  Introduction

                                        3

                                                     FUND SUMMARY, INVESTMENT STRATEGY,  RISK/RETURN SUMMARY,
                                                     PERFORMANCE INFORMATION, AND FEES AND EXPENSES
If you would like more detailed                          4      U.S. Treasury Obligations Fund
information about                                        7      Prime Money Market Fund
each Fund, please see:                                   11     Investment Grade Bond Fund
                                                         16     Global Fund
                                                         21     Equity Fund

                                                     SHAREHOLDER INFORMATION


If you would like more                                    22    Multiple Class Structure
                                                          22    Opening an Account
                                                          23    Buying Shares

                                                          25    Selling Shares
information about the                                     27    General Policies on Selling Shares
following topics, please see:                             28    Exchanging Shares
                                                          28    Pricing of Fund Shares
                                                          30    Additional Investor Services
                                                          31    Dividends and Distributions
                                                          31    Taxes

                                                     INVESTMENT MANAGEMENT

                                                          33     Investment Adviser
                                                          34     Prior Performance of the Investment Adviser
                                                          37     Other Service Providers

                                                     FINANCIAL HIGHLIGHTS

                                                          38     Financial Highlights

                                                     ADDITIONAL INVESTMENT PRACTICES AND RISKS

                                                          43     Investment Practices
                                                          47     Investment Risks


TO OBTAIN MORE INFORMATION ABOUT THE EUREKA FUNDS PLEASE REFER TO THE BACK COVER OF THE PROSPECTUS

INTRODUCTION

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities like stocks and bonds. Before you invest, you should know a few things about investing in mutual funds.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies or governments. These price movements, sometimes called volatility, will vary depending on the types of securities a Fund owns and the markets where these securities trade.

Like other investments, you could lose money on your investment in a Fund. Your investment in a Fund is not a deposit or an obligation of United California Bank, its affiliates, or any bank. It is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.

Each Fund has its own investment goal and strategies for reaching that goal. However, it cannot be guaranteed that a Fund will achieve its goal. Before investing, make sure that the Fund's goal matches your own.

The portfolio manager invests each Fund's assets in a way that the manager believes will help the Fund achieve its goal. A manager's judgments about the bond and stock markets, economy and companies, and his or her method of investment selection, may cause a Fund to underperform other funds with similar objectives.

FUND SUMMARY, INVESTMENT STRATEGY AND RISKS

                                      U.S. TREASURY OBLIGATIONS FUND

FUND SUMMARY

Investment Goal                      Current income with liquidity and
                                     stability of principal

Investment Focus                     U.S. Treasury securities and repurchase
                                     agreements collateralized by U.S.
                                     Treasury securities

Principal Investment Strategy              Invests in short- term U.S.
                                               Treasury securities

Share Price Volatility                     Low

Investor Profile                     Short- term or highly risk
                                     averse investors seeking current
                                     income from a money market fund that
                                     invests in obligations supported by
                                     the full faith and credit of the U.S.
                                     government

INVESTMENT OBJECTIVE                 The U.S.  Treasury  Obligations Fund
                                     seeks  current  income consistent
                                     with  liquidity and  stability of
                                     principal.


INVESTMENT STRATEGY                  The Fund invests exclusively
                                     in bills, notes, and bonds issued or
                                     guaranteed by the U.S. government,
                                     agency obligations supported by the
                                     full faith and credit of the U.S.
                                     government, and repurchase agreements
                                     collateralized by U.S. Treasury
                                     securities. The Fund intends to
                                     maintain an average weighted maturity
                                     of not greater than 90 days.


What are the main risks of           Your investment in the Fund may be
investing in this Fund?              subject to the following principal risks:

                                            Interest Rate Risk--Interest
                                            rate risk involves the
                                            possibility that the Fund's
                                            yield will decrease due to a
                                            decline in interest rates.

                                            Net Asset Value Risk--The risk
                                            that the Fund will be unable to
                                            meet its goal of a constant $1
                                            per share.

                                            For more information about
                                            these risks please refer to the
                                            section titled "Additional
                                            Investment Practices and
                                            Risks."

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF UNITED CALIFORNIA BANK, ITS AFFILIATES, OR ANY BANK, AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

FUND SUMMARY, INVESTMENT STRATEGY AND RISKS

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the Fund's performance from year to year.

PERFORMANCE BAR CHART AND TABLE*




             Best Quarter:      Q_ _____  ____%
             Worst Quarter:     Q_ _____  ____%



* The performance information shown above is based on a calendar year.

This table compares the Fund's average annual total returns for periods ending December 31, 2001 to those of the Lipper U.S. Treasury Money Market Funds Average.

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDING DECEMBER 31, 2001)



                                                                    SINCE INCEPTIONS
                                                           1 YEAR       (11/1/97)
                                                           ------       ---------
U.S. Treasury Obligations Fund                               ___%         ___%
Lipper U.S. Treasury Money Market Funds Average(1)           ___%         ___%


(1) The Lipper U.S. Treasury Money Market Funds Average is based on an arithmetic average of the performance of U.S. Treasury money market funds as reported by Lipper Inc.

Yield


All mutual funds must use the same formulas to calculate yield and effective yield. The Fund typically advertises performance in terms of a 7- day yield and 7- day effective yield and may advertise total return. The 7- day yield quotation more closely reflects current earnings of the Fund than the total return quotation. The 7- day effective yield will be slightly higher than the yield because of the compounding effect of the assumed reinvestment. Current yields and effective yields fluctuate daily and will vary due to factors such as interest rates and the quality, length of maturities, and type of investments in the portfolio. The 7- day yield for the period ended December 31, 2001 was ___%.


You may obtain the most current yield information for the Fund by calling (888) 890- 8121.

FUND SUMMARY, INVESTMENT STRATEGY AND RISKS

FEES AND EXPENSES

THIS TABLE DESCRIBES THE SHAREHOLDER FEES THAT YOU PAY IF YOU PURCHASE OR SELL FUND SHARES. YOU WOULD PAY THESE FEES DIRECTLY FROM YOUR INVESTMENT IN A FUND.

SHAREHOLDER FEES(1)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)          0%

Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                     0%

Redemption Fee (as a percentage of amount redeemed)(2)                                        0%

THIS TABLE DESCRIBES THE FUND'S EXPENSES THAT YOU PAY INDIRECTLY IF YOU HOLD
FUND SHARES.

ANNUAL FUND OPERATING EXPENSES

Investment Advisory Fees                                                                   0.20%

Distribution/Service (12b- 1) Fees                                                         0.00%

Other Expenses                                                                                %

Total Annual Fund Operating Expenses                                                          %



(1) A shareholder's account may be charged account fees, by its financial institution, for automatic investments, exchanges, and other investment services. Please refer to the section titled "Shareholder Information."

(2) Does not include any wire transfer fees, if applicable. Currently, a wire transfer fee is not being charged by the Transfer Agent.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Amounts are presented assuming redemption at the end of each period. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                  1 Year       3 Years         5 Years       10 Years
                  ------       --------        -------       --------


                   $             $             $            $


FUND SUMMARY, INVESTMENT STRATEGY AND RISKS

                                                                        PRIME MONEY MARKET FUND
FUND SUMMARY

Investment Goal                     Current income with liquidity and stability
                                    of principal

Investment Focus                    High quality money market instruments

Principal Investment Strategy       Invests in high- quality, short- term debt
                                    instruments

Share Price Volatility              Low

Investor Profile                    Short- term or risk averse investors
                                    seeking current income from a money market
                                    fund that invests in high quality
                                    instruments

INVESTMENT OBJECTIVE                The Prime Money Market Fund seeks as high a
                                    level of current income as is consistent
                                    with maintaining liquidity and stability of
                                    principal.

INVESTMENT STRATEGY                 The Fund invests primarily in U.S.
                                    government agency securities, high- quality
                                    commercial paper, short- term corporate debt
                                    obligations, and repurchase agreements. To
                                    be considered high- quality, a security must
                                    be rated in one of the two highest credit
                                    quality categories for short- term
                                    securities or, if not rated, determined by
                                    the Adviser to be of comparable quality. The
                                    Fund intends to maintain an average weighted
                                    maturity of not greater than 90 days.



WHAT ARE THE MAIN RISKS OF
INVESTING IN THIS FUND?             Your investment in the Fund may be subject
                                    to the following principal risks:

                                       Credit Risk--Credit risk is the
                                       possibility that an issuer cannot make
                                       timely interest and principal payments
                                       on its securities. Because the Fund will
                                       only invest in   securities believed to
                                       pose minimal credit risk, it is unlikely
                                       that losses due to credit risk will
                                       cause a decline in the value of your
                                       investment. However, even if not severe
                                       enough to cause such a decline in
                                       principal value, credit losses could
                                       reduce the Fund's yield. In general,
                                       lower- rated securities have higher
                                       credit risks.

                                       Interest Rate Risk--Interest rate risk
                                       involves the possibility that the Fund's yield will decrease due to a decline in interest rates.

                                       Net Asset Value Risk--The risk that the
                                       Fund will be unable to meet its goal of
                                       a constant $1 per share.

                                       For more information about these risks
                                       please refer to the section titled
                                       "Additional Investment Practices and
                                       Risks."



AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF UNITED CALIFORNIA BANK, ITS AFFILIATES, OR ANY BANK, AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

FUND SUMMARY, INVESTMENT STRATEGY AND RISKS

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the Fund's performance from year to year.+

PERFORMANCE BAR CHART AND TABLE*



                                   Best Quarter:        Q_ _____  ____%

                                   Worst Quarter:       Q_ _____  ____%


* The performance information shown above is based on a calendar year.

FUND SUMMARY, INVESTMENT STRATEGY AND RISKS


This table compares the Fund's average annual total returns for periods ending December 31, 2001 to those of the Lipper Money Market Funds Average.+

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDING DECEMBER 31, 2001)


                                       1 YEAR         5 YEARS      10 YEARS


Prime Money Market Fund                     %              %            %
Lipper Money Market Funds Average(1)        %              %            %


(1) The Lipper Money Market Funds Average is based on an arithmetic average of the performance of money market funds as reported by Lipper Inc.


+ The above- quoted performance data includes the performance of a predecessor fund for the period before the Prime Money Market Fund commenced operations (11/1/97) adjusted to reflect the deduction of fees and expenses applicable to the Trust Shares of the Prime Money Market Fund as stated in this prospectus in the Fees and Expenses section (i.e., adjusted to reflect anticipated fees and expenses, absent any fee waivers). The predecessor fund was not registered under the Investment Company Act of 1940 (1940 Act) and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code. If the predecessor fund had been registered under the 1940 Act, its performance may have been adversely affected. The investment objective, restrictions and guidelines of the Prime Money Market Fund are substantially similar in all material respects to its predecessor fund.



YIELD


All mutual funds must use the same formulas to calculate yield and effective yield. The Fund typically advertises performance in terms of a 7- day yield and 7- day effective yield and may advertise total return. The 7-day yield quotation more closely reflects current earnings of the Fund than the total return quotation. The 7- day effective yield will be slightly higher than the yield because of the compounding effect of the assumed reinvestment. Current yields and effective yields fluctuate daily and will vary due to factors such as interest rates and the quality, length of maturities, and type of investments in the portfolio. The 7- day yield for the period ended December 31, 2001 was ___%.


You may obtain the most current yield information for the Fund by calling (888) 890-8121.


FUND SUMMARY, INVESTMENT STRATEGY AND RISKS
FEES AND EXPENSES

THIS TABLE DESCRIBES THE SHAREHOLDER FEES THAT YOU PAY IF YOU PURCHASE OR SELL
FUND SHARES. YOU WOULD PAY THESE FEES DIRECTLY FROM YOUR INVESTMENT IN A FUND.

SHAREHOLDER FEES(1)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)       0%

Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                  0%

Redemption Fee (as a percentage of amount redeemed)(2)                                     0%

THIS TABLE DESCRIBES THE FUND'S EXPENSES THAT YOU PAY INDIRECTLY IF YOU HOLD
FUND SHARES.

ANNUAL FUND OPERATING EXPENSES

Investment Advisory Fees                                                                0.30%

Distribution/Service (12b- 1) Fees                                                      0.00%

Other Expenses                                                                              %

Total Annual Fund Operating Expenses                                                        %


(1) A shareholder's account may be charged account fees, by its financial institution, for automatic investments, exchanges, and other investment services. Please refer to the section titled "Shareholder Information."

(2) Does not include any wire transfer fees, if applicable. Currently, a wire transfer fee is not being charged by the Transfer Agent.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Amounts are presented assuming redemption at the end of each period. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                  1 Year      3 Years         5 Years         10 Years
                  ------      --------        -------         --------


                   $           $             $              $


FUND SUMMARY, INVESTMENT STRATEGY AND RISKS

                                                                  INVESTMENT GRADE BOND FUND
FUND SUMMARY

Investment Goal                             A high level of income, consistent
                                            with preservation of capital

Investment Focus                            Investment grade debt obligations

Principal Investment Strategy               Attempts to identify fixed income
                                            securities with high
                                            expected returns using a
                                            quantitative securities selection
                                            process

Share Price Volatility                      Low to Medium

Investor Profile                            Investors willing to accept
                                            low to medium price fluctuation in
                                            order to receive monthly income from
                                            their investment.

INVESTMENT OBJECTIVE                        The Investment Grade Bond Fund
                                            seeks a high level of income,
                                            consistent with preservation of
                                            capital.

INVESTMENT STRATEGY                         The Fund invests in a broad range
                                            of fixed income securities,
                                            including U.S. Treasury securities,
                                            U.S. agency securities, mortgage
                                            related securities, and corporate
                                            bonds. The Fund will invest at
                                            least 80% of its net assets in
                                            bonds which are investment grade
                                            securities. To be considered
                                            investment grade, a security must
                                            be rated in one of the four highest
                                            credit quality categories by a
                                            nationally recognized statistical
                                            rating organizations ("NRSRO") or,
                                            if not rated, determined by the
                                            Adviser to be of comparable
                                            quality.

                                            The Adviser uses its proprietary,
                                            quantitative security selection
                                            strategy to determine the optimal
                                            combination of investments in the
                                            portfolio. Quantitative investment
                                            models and risk management systems
                                            assist the Adviser in identifying
                                            the optimal choice of yield, credit
                                            rating, maturity, and coupon rate,
                                            among other factors. The Adviser
                                            seeks the fixed income sectors
                                            and/or securities with high expected
                                            relative return premiums, adjusted
                                            for risk. Fundamental valuation,
                                            macroeconomic, return and risk
                                            measures are all employed to
                                            determine the expected relative
                                            return premium for each sector
                                            and/or security. Once the
                                            attractiveness of the various
                                            investment sector and individual
                                            security alternatives is determined,
                                            the portfolio is constructed so as
                                            to overweight those sectors and/or
                                            securities with the most- favorable
                                            prospects, according to the current
                                            quantitative analysis.

                                            The Fund may invest up to 20% of its
                                            assets in non- investment grade debt
                                            securities rated in the fifth
                                            highest rating category (rated B- ),
                                            preferred stocks and convertible
                                            securities. In the event that a
                                            security held by the Fund is
                                            downgraded, the Fund may continue to
                                            hold such security until such time
                                            as the Adviser deems it to be
                                            advantageous to dispose of the
                                            security.

FUND SUMMARY, INVESTMENT STRATEGY AND RISKS

                                            In pursuing its investment
                                            objective, the Fund expects that its
                                            portfolio will be characterized by
                                            investment risk that is similar to
                                            that of a broadly diversified
                                            investment grade bond portfolio,
                                            such as a portfolio structured to
                                            match the Lehman Brothers Aggregate
                                            Bond Index or the Salomon Broad
                                            Investment Grade Bond Index. The
                                            Fund seeks to maintain a dollar-
                                            weighted average portfolio maturity
                                            of five to ten years.

                                            The Fund may, from time to time,
                                            take temporary defensive positions
                                            that are inconsistent with the
                                            Fund's principal investment
                                            strategies in attempting to respond
                                            to adverse market, economic,
                                            political, or other conditions. In
                                            these and in other cases, the Fund
                                            may not achieve its investment
                                            objective.

WHAT ARE THE MAIN RISKS OF
INVESTING IN THIS FUND?                     Loss of money is a risk of
                                            investing in the Fund. In addition,
                                            your investment in the Fund may be
                                            subject to the following principal
                                            risks:

                                                     Credit Risk--Credit risk is
                                                     the possibility that an
                                                     issuer cannot make timely
                                                     interest and principal
                                                     payments on its debt
                                                     obligations, such as bonds.
                                                     In general, lower- rated
                                                     bonds have higher credit
                                                     risks. However, because the
                                                     Fund invests primarily in
                                                     investment grade debt
                                                     obligations, credit risk is
                                                     minimized.

                                                     Interest Rate
                                                     Risk--Interest rate risk
                                                     involves the possibility
                                                     that the value of the
                                                     Fund's investments will
                                                     decline due to an increase
                                                     in interest rates. In
                                                     general, the longer a
                                                     security's maturity, the
                                                     greater the interest rate
                                                     risk.

                                                     Prepayment/Call
                                                     Risk--Prepayment risk is
                                                     the chance that the
                                                     repayment of mortgages
                                                     backing a security will
                                                     occur sooner than expected.
                                                     Call risk is the
                                                     possibility that during
                                                     periods of falling interest
                                                     rates, a bond issuer will
                                                     "call"-or repay-its high-
                                                     yielding bond before the
                                                     bond's maturity date. In
                                                     each case, the Fund may be
                                                     forced to reinvest in
                                                     securities with a lower
                                                     yield. It may also lose any
                                                     premium paid for the bond.
                                                     Changes in prepayment/call
                                                     rates can result in greater
                                                     price and yield volatility.

                                                     The Fund may trade
                                                     securities actively, which
                                                     could increase its
                                                     transaction costs (thus
                                                     lowering performance) and
                                                     may increase the amount of
                                                     taxes that you pay.

                                                     For more information about
                                                     these risks please refer to
                                                     the section titled
                                                     "Additional Investment
                                                     Practices and Risks."

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF UNITED CALIFORNIA BANK, ITS AFFILIATES, OR ANY BANK, AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

FUND SUMMARY, INVESTMENT STRATEGY AND RISKS

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the Fund's performance from year to year.

PERFORMANCE BAR CHART AND TABLE*



                        Best Quarter:        Q             %

                        Worst Quarter:       Q             %




* The performance information shown above is based on a calendar year.

FUND SUMMARY, INVESTMENT STRATEGY AND RISKS


This table compares the Fund's average annual total returns for periods ending December 31, 2001 to those of the Lehman Brothers Aggregate Bond Index, the Salomon Broad Investment Grade Bond Index, and the Lipper Intermediate Investment Grade Debt Funds Average.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending
December 31, 2001)




                                                                               SINCE INCEPTION
                                                               1 YEAR             (11/1/97)
INVESTMENT GRADE BOND FUND                                       ___%              ___%

LEHMAN BROTHERS AGGREGATE BOND INDEX(1)                          ___%              ___%

SALOMON BROAD INVESTMENT GRADE BOND INDEX(2)                     ___%              ___%

LIPPER INTERMEDIATE INVESTMENT GRADE DEBT FUNDS AVERAGE(3)       ___%              ___%


(1) The Lehman Brothers Aggregate Bond Index is an unmanaged index generally representative of the performance of intermediate- term government bonds, investment grade corporate debt securities and mortgage- backed securities.

(2) The Salomon Broad Investment Grade Bond Index is an unmanaged index generally representative of the performance of U.S. investment grade bonds with over one year to maturity.

(3) The Lipper Intermediate Investment Grade Debt Funds Average is based on an arithmetic average of the performance of intermediate investment grade debt funds as reported by Lipper Inc.


FUND SUMMARY, INVESTMENT STRATEGY AND RISKS
FEES AND EXPENSES

THIS TABLE DESCRIBES THE SHAREHOLDER FEES THAT YOU PAY IF YOU PURCHASE OR SELL
FUND SHARES. YOU WOULD PAY THESE FEES DIRECTLY FROM YOUR INVESTMENT IN A FUND.

SHAREHOLDER FEES(1)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)        0%

Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                   0%

Redemption Fee (as a percentage of amount redeemed)(2)                                      0%

THIS TABLE DESCRIBES THE FUND'S EXPENSES THAT YOU PAY INDIRECTLY IF YOU HOLD
FUND SHARES.

ANNUAL FUND OPERATING EXPENSES

Investment Advisory Fees                                                                 0.60%

Distribution/Service (12b- 1) Fees                                                       0.00%

Other Expenses                                                                              %

Total Annual Fund Operating Expenses                                                        %


(1) A shareholder's account may be charged account fees, by its financial institution, for automatic investments, exchanges, and other investment services. Please refer to the section titled "Shareholder Information."

(2) Does not include any wire transfer fees, if applicable. Currently, a wire transfer fee is not being charged by the Transfer Agent.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Amounts are presented assuming redemption at the end of each period.

Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

             1 YEAR      3 YEARS       5 YEARS       10 YEARS
             ------      --------      -------       --------


              $            $           $            $

FUND SUMMARY, INVESTMENT STRATEGY AND RISKS

                                                           GLOBAL FUND

FUND SUMMARY

Investment Goal                                       Long-term capital growth

Investment Focus                                      Common stocks of U.S. and
                                            foreign issuers


Principal Investment Strategy               Attempts to diversify investments
                                            across countries, currencies, and
                                            economic sectors using a
                                            quantitative selection process


Share Price Volatility                                Medium to high

Investor Profile                                      Investors with long- term
                                            investment goals seeking primarily
                                            growth of capital

INVESTMENT OBJECTIVE                        The Global Fund (formerly the
                                            Global Asset Allocation Fund) seeks
                                            long- term capital growth.


INVESTMENT STRATEGY                         Through the use of a disciplined
                                            quantitative process, the Fund
                                            intends to invest in, and assume a
                                            level of risk commensurate with a
                                            globally diversified portfolio of
                                            large capitalization stocks. The
                                            Adviser will use a variety of
                                            quantitative investment models to
                                            assess the risk--adjusted return
                                            outlooks for investments across
                                            various economic sectors,
                                            countries, currencies, and asset
                                            classes. Once the relative
                                            attractiveness of the various
                                            investment alternatives has been
                                            assessed, the portfolio is
                                            constructed so as to overweight
                                            those economic sectors, countries,
                                            currencies, and asset classes with
                                            the most favorable prospects,
                                            according to the results of the
                                            Adviser's quantitative research.
                                            The Fund seeks to outperform the
                                            Morgan Stanley Capital
                                            International World Index (the
                                            "MSCI World Index") and expects
                                            that its exposure will be
                                            characterized by investment risk
                                            that is similar to that of the MSCI
                                            World Index.


                                            The Fund will invest in stocks
                                            selected primarily from those
                                            countries represented in the MSCI
                                            World Index.

                                            By diversifying across countries,
                                            currencies, economic sectors, and
                                            asset classes, the Fund pursues its
                                            capital appreciation goals while
                                            seeking to control portfolio risk.
                                            The Fund will normally invest at
                                            least 65% of its assets in
                                            securities representing at least
                                            three different countries, including
                                            the United States.



                                                     In order to execute its
                                            strategy in an efficient manner, the
                                            Adviser may utilize equity index,
                                            bond index, and currency futures
                                            contracts in the various countries.
                                            The Fund may use futures contracts
                                            to provide an efficient means of
                                            achieving broad market exposure to
                                            the stock, fixed income and currency
                                            markets of a particular country, to
                                            provide liquidity, and to facilitate
                                            asset allocation or sector rotation
                                            shifts.


                                            The Fund may, from time to time,
                                            take temporary defensive positions
                                            that are inconsistent with the
                                            Fund's principal investment
                                            strategies in attempting to
                                        respond to adverse market, economic,
                                        political, or other conditions. In
                                        these and in other cases, the Fund may
                                        not achieve its investment objective.


FUND SUMMARY, INVESTMENT STRATEGY AND RISKS

WHAT ARE THE MAIN RISKS OF INVESTING    Loss of money is a risk of
IN THIS FUND?                           investing in the Fund. In addition,
                                        your investment in the Fund may be
                                        subject to the following principal
                                        risks:

                                             Foreign Securities Risk--Investing
                                             in foreign markets involves
                                             greater risk than  investing in
                                             the United States. Foreign
                                             securities may be affected by such
                                             factors as fluctuations in
                                             currency exchange rates,
                                             incomplete or inaccurate financial
                                             information on companies, social
                                             upheavals and political actions
                                             ranging from tax code changes to
                                             governmental collapse.



                                                            Market Risk--Market
                                             risk is the possibility that the
                                             Fund's investments in equity
                                             securities will decline because of
                                             drops in the stock market. Stock
                                             markets tend to move in cycles,
                                             with periods of either rising or
                                             falling prices. The value of your
                                             investment will fluctuate in
                                             response to these movements.

                                                            Investment Style
                                             Risk--Investment style risk is the
                                             possibility that returns from large
                                             capitalization stocks will trail
                                             returns from other asset classes or
                                             the overall stock market.


                                                            Futures/Derivatives
                                             Risk--Futures/derivatives risk
                                             involves the possibility that in
                                             the event of adverse price
                                             movements, the Fund would have to
                                             make cash payments, which may
                                             necessitate selling portfolio
                                             securities at a disadvantageous
                                             time, to maintain its required
                                             margin.


                                                            The Fund may trade
                                             securities actively, which could
                                             increase its transaction costs
                                             (thus lowering performance) and may
                                             increase the amount of taxes that
                                             you pay.

                                                            For more information
                                             about these risks please refer to
                                             the section titled "Additional
                                             Investment Practices and Risks."

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF UNITED CALIFORNIA BANK, ITS AFFILIATES, OR ANY BANK, AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

FUND SUMMARY, INVESTMENT STRATEGY AND RISKS

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the Fund's performance from year to year.

PERFORMANCE BAR CHART AND TABLE*



                                    Best Quarter:       Q            %

                                    Worst Quarter:      Q            %






* The performance information shown above is based on a calendar year.

FUND SUMMARY, INVESTMENT STRATEGY AND RISKS


This table compares the Fund's average annual total returns for periods ending December 31, 2001 to those of the Morgan Stanley Capital International World Index and the Lipper Global Equity Funds Average.



AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending

 December 31, 2001)




                                                                             Since Inception
                                                             1 Year             (11/1/97)

GLOBAL FUND(1)                                                  __%               __%


MORGAN STANLEY CAPITAL INTERNATIONAL WORLD INDEX(2)             __%                __%




LIPPER GLOBAL EQUITY FUNDS AVERAGE(3)                          __%               __%


(1) On October 15, 2001, the Global Asset Allocation Fund's investment focus was changed from a portfolio investing in global stocks and bonds into a global stocks- only portfolio invested more with a focus on global industrial sectors. At this time, the Global Asset Allocation Fund was renamed the Global Fund. The Global Fund's performance since this restructuring on October 15, 2001 for the period December 31, 2001 (not annualized) was __% for Trust Shares.

(2) The Morgan Stanley Capital International World Index is an unmanaged global index of equity prices based on 1,375 companies from the U.S., U.K., Europe, Asia, and Canada, covering roughly 60% of the market capitalization of world stock exchanges.

(3) The Lipper Global Equity Funds Average is based on an arithmetic average of global equity funds as reported by Lipper Inc.

FUND SUMMARY, INVESTMENT STRATEGY AND RISKS

FEES AND EXPENSES

THIS TABLE DESCRIBES THE SHAREHOLDER FEES THAT YOU PAY IF YOU PURCHASE OR SELL FUND SHARES. YOU WOULD PAY THESE FEES DIRECTLY FROM YOUR INVESTMENT IN A FUND.

SHAREHOLDER FEES(1)


Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)                                    0%

Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                                               0%

Redemption Fee (as a percentage of amount redeemed)(2)                                                                  0%

(1) A shareholder's account may be charged account fees, by its financial institution, for automatic investments, exchanges, and other investment services. Please refer to the section titled "Shareholder
          Information."

(2) Does not include any wire transfer fees, if applicable. Currently, a wire transfer fee is not being charged by the Transfer Agent.

THIS TABLE DESCRIBES THE FUND'S EXPENSES THAT YOU PAY INDIRECTLY IF YOU HOLD
FUND SHARES.

ANNUAL FUND OPERATING EXPENSES


Investment Advisory Fees                                                                                             0.90%

Distribution/Service (12b- 1) Fees                                                                                   0.00%

Other Expenses                                                                                                       ___%

Total Annual Fund Operating Expenses                                                                                 ___%


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Amounts are presented assuming redemption at the end of each period. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

               1 Year        3 Years         5 Years      10 Years
               ------        --------        -------      --------


                $              $             $           $

FUND SUMMARY, INVESTMENT STRATEGY AND RISKS

                                                                   EQUITY FUND

FUND SUMMARY

Investment Goal                             Long- term capital growth

Investment Focus                            U.S. common stocks

Principal Investment Strategy               Attempts to identify large
                                            capitalization stocks of
                                            undervalued companies and/or growth
                                            companies using a quantitative
                                            securities selection process

Share Price Volatility                      Medium to high

Investor Profile                            Investors with long- term
                                            investment goals who are looking
                                            primarily for growth of capital

INVESTMENT OBJECTIVE                        The Equity Fund seeks long- term
                                            capital growth.


INVESTMENT STRATEGY                         The Fund attempts to identify large
                                            capitalization stocks of both
                                            undervalued companies and growth
                                            companies using a quantitative
                                            securities selection process. The
                                            Fund intends to invest at least 80%
                                            of its assets in the common stocks
                                            of corporations representing a ===
                                            broad cross section of the U.S.
                                            economy. Common stocks are chosen
                                            based upon the Adviser's
                                            quantitative stock selection models
                                            which rank the universe of U.S.
                                            common stocks in the S&P 500 Index
                                            according to their valuation,
                                            growth, return, and risk measures.
                                            The stocks assigned the highest
                                            ratings are those deemed to have a
                                            greater potential for price
                                            appreciation over a short- to-
                                            intermediate term horizon.

                                            The Fund's portfolio is constructed
                                            so that the aggregate investment
                                            characteristics of the Fund are
                                            similar to those of the S&P 500
                                            Index, which include such measures
                                            as economic sector diversification,
                                            P/E ratio, dividend yield, and
                                            market "beta" (or sensitivity).
                                            However, while maintaining aggregate
                                            investment characteristics similar
                                            to those of the S&P 500 Index, the
                                            Fund seeks to invest in individual
                                            common stocks- including stocks
                                            which may not be part of that Index-
                                            which the Adviser believes hold a
                                            greater potential for price
                                            appreciation. As of the date of this
                                            Prospectus, the S&P 500 Index
                                            statistics were as follows: the
                                            weighted average market
                                            capitalization was $___billion, the
                                            mean market capitalization was $__
                                            billion, the smallest company had a
                                            market capitalization of $___
                                            million, and the largest company had
                                            a market capitalization of $___
                                            billion.

FUND SUMMARY, INVESTMENT STRATEGY AND RISKs

                                            The Fund may, from time to time,
                                            take temporary defensive positions
                                            that are inconsistent with the
                                            Fund's principal investment
                                            strategies in attempting to respond
                                            to adverse market, economic,
                                            political, or other conditions. In
                                            these and in other cases, the Fund
                                            may not achieve its investment
                                            objective.

                                            Although the Fund normally intends
                                            to be fully invested in common
                                            stocks, it may invest temporarily in
                                            certain short- term fixed income
                                            securities, investment company
                                            securities, and money market
                                            instruments. Such securities may be
                                            used to invest uncommitted cash
                                            balances or to maintain liquidity in
                                            order to meet shareholder
                                            redemptions.

WHAT ARE THE MAIN RISKS OF
INVESTING IN THIS FUND?                     Loss of money is a risk of
                                            investing in the Fund. In addition,
                                            your investment in the Fund may be
                                            subject to the following principal
                                            risks:

                                                     Market Risk--Market risk is
                                                     the possibility that the
                                                     Fund's investments in
                                                     equity securities will
                                                     decline because of drops in
                                                     the stock market. Stock
                                                     markets tend to move in
                                                     cycles, with periods of
                                                     either rising or falling
                                                     prices. The value of your
                                                     investment will fluctuate
                                                     in response to these
                                                     movements.

                                                     Investment Style
                                                     Risk--Investment style risk
                                                     is the possibility that
                                                     returns from large
                                                     capitalization stocks
                                                     (generally, stocks in the
                                                     S&P 500 Index) will trail
                                                     returns from other asset
                                                     classes or the overall
                                                     stock market.

                                                     The Fund may trade
                                                     securities actively, which
                                                     could increase its
                                                     transaction costs (thus
                                                     lowering performance) and
                                                     may increase the amount of
                                                     taxes that you pay.

                                                     For more information about
                                                     these risks please refer to
                                                     the section titled
                                                     "Additional Investment
                                                     Practices and Risks."

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF UNITED CALIFORNIA BANK, ITS AFFILIATES, OR ANY BANK, AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

FUND SUMMARY, INVESTMENT STRATEGY AND RISKS

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

         This bar chart shows changes in the Fund's performance from year to year.

PERFORMANCE BAR CHART AND TABLE*






                              Best Quarter:       Q          %

                              Worst Quarter:      Q          %



* The performance information shown above is based on a calendar year.

This table compares the Fund's average annual total returns for periods ending December 31, 2001 to those of the S&P 500 Index and the Lipper Large- Cap Core Average.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending
December 31, 2001)



                                                            SINCE INCEPTION
                                            1 YEAR             (11/1/97)


EQUITY FUND                                    __%               __%


S&P 500 INDEX(1)                               __%               __%

LIPPER LARGE-CAP CORE AVERAGE (2)              __%               __%



(1) The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market.

(2) The Lipper Large- Cap Core Average is based on an arithmetic average of funds that invest at least 75% of their equity assets in companies with market capitalizations of greater than 300% of the dollar- weighted median market capitalizations of the S&P MidCap 400 Index, as reported by Lipper Inc. In September 1999, Lipper, Inc., replaced the Lipper U.S. Diversified Equity Funds Average with the Lipper Large- Cap Core Average.

FUND SUMMARY, INVESTMENT STRATEGY AND RISKS

FEES AND EXPENSES

THIS TABLE DESCRIBES THE SHAREHOLDER FEES THAT YOU PAY IF YOU PURCHASE OR SELL FUND SHARES. YOU WOULD PAY THESE FEES DIRECTLY FROM YOUR INVESTMENT IN A FUND.


SHAREHOLDER FEES(1)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)                                    0%

Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                                               0%

Redemption Fee (as a percentage of amount redeemed)(2)                                                                  0%

THIS TABLE DESCRIBES THE FUND'S EXPENSES THAT YOU PAY INDIRECTLY IF YOU HOLD
FUND SHARES.

ANNUAL FUND OPERATING EXPENSES

Investment Advisory Fees                                                                                             0.75%

Distribution/Service (12b- 1) Fees                                                                                   0.00%

Other Expenses                                                                                                          %


Total Annual Fund Operating Expenses                                                                                    %


(1) A shareholder's account may be charged account fees, by its financial institution, for automatic investments, exchanges, and other investment services. Please refer to the section titled "Shareholder Information."

(2)            Does not include any wire transfer fees, if applicable.
               Currently, a wire transfer fee is not being charged by the Transfer Agent.

EXAMPLE

         This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Amounts are presented assuming redemption at the end of each period. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


             1 YEAR       3 YEARS          5 YEARS           10 YEARS
             ------       --------         -------           --------


              $             $              $                $

SHAREHOLDER INFORMATION

                           MULTIPLE CLASS STRUCTURE

The Eureka Funds offer three classes of shares: Trust shares, Class A shares, and Class B shares. Trust shares are offered to United California Bank and its affiliates, and certain other financial service providers approved by the Distributor. Trust shares are also offered to employees of United California Bank, employees of Eureka Investment Advisors, Inc., employees of BISYS Fund Services, and Trustees of the Eureka Funds. Trust shares are not subject to a distribution/service (12b- 1) fee or a shareholder servicing fee. Class A shares and Class B shares are offered to the general public through a separate prospectus and are subject to a distribution/service (12b- 1) fee and a shareholder servicing fee.

                              OPENING AN ACCOUNT

1.       Read this prospectus carefully.

2.       Determine how much you want to invest.

         - If purchasing through a financial institution approved by the Distributor, then contact that financial institution. With respect to such shares, it is the responsibility of the financial institution to transmit purchase or redemption orders to the Distributor. Such shares will normally be held of record by the financial institution. Beneficial ownership of shares will be recorded by the financial institution and reflected in the account statements provided by the financial institution to the customer. The minimum initial investment is $100,000. There is no minimum subsequent investment amount.

         - Employees of United California Bank, employees of Eureka Investment Advisors, Inc., employees of BISYS Fund Services, and Trustees of the Eureka Funds may directly purchase Trust shares. The minimum initial investment is $500, or $50 if part of the Eureka Funds' automatic investment plan. There is no minimum subsequent investment amount.

                          Complete the appropriate parts of the Account Registration Form, carefully following the instructions. You must submit additional documentation when opening trust, corporate or power of attorney accounts. For additional information or for an Account Registration Form, please contact your local United California Bank office or call Eureka Funds at (888) 890-8121.

A Fund may waive its minimum purchase requirement. The Distributor may reject an order if it is considered to be in the best interest of the Fund.

SHAREHOLDER INFORMATION

                                  BUYING SHARES

                               OPENING AN ACCOUNT

By Mail or by Overnight Mail

- To buy shares through a financial institution approved by the Distributor, you must contact that financial institution.
- Employees of United California Bank, employees of Eureka Investment Advisors, Inc., employees of BISYS Fund Services, and Trustees of the Eureka Funds may follow the instructions below:
         - Prepare a check, bank draft, or money order for the investment amount (at least $500, or at least $50 if part of the automatic investment plan), payable to the Eureka Funds.
         - Deliver the check, bank draft, or money order and your completed Account Registration Form to:

                  By Mail:
                  Eureka Funds
                  P.O. Box 182792
                  Columbus, Ohio 43218-2792

                  By Overnight Mail:
                  Eureka Funds
                  c/o BISYS Fund Services
                  Attn: T.A. Operations
                  3435 Stelzer Road
                  Columbus, Ohio 43219


                             ADDING TO AN ACCOUNT

- To add to your account through a financial institution approved by the Distributor, you must contact that financial institution.
- Employees of United California Bank, employees of Eureka Investment Advisors, Inc., employees of BISYS Fund Services, and Trustees of the Eureka Funds may follow the instructions below:
         - Prepare a check, bank draft, or money order for the investment amount payable (there is no minimum amount) to the Eureka Funds.
         - Deliver the check, bank draft, or money order and investment slip attached to your account statement (or, if unavailable, provide the Fund name, share class, amount invested, account name, and account number) to:

                  By Mail:
                  Eureka Funds
                  P.O. Box 182792
                  Columbus, Ohio 43218-2792

                  By Overnight Mail:
                  Eureka Funds
                  c/o BISYS Fund Services
                  Attn: T.A. Operations
                  3435 Stelzer Road
                  Columbus, Ohio 43219

                All purchases by check should be in U.S. dollars.

         Third party checks, credit cards or cash will not be accepted.

SHAREHOLDER INFORMATION

                                 SELLING SHARES

You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received by the Funds.

DESIGNED FOR                                TO SELL SOME OR ALL OF YOUR SHARES

BY MAIL
         -       Accounts of any type.
         -       Sales of any amount.

Shares purchased through a financial institution approved by the Distributor may be required to be redeemed in accordance with instructions and limitations pertaining to his or her account. For example, if a customer has agreed to maintain a minimum balance in his or her account, and the balance in that account falls below that minimum, the customer may be required to redeem, or the financial institution approved by the Distributor may redeem for and on behalf of the customer, all or part of the customer's shares to the extent necessary to maintain the required minimum balance. If a distribution is to be made to a customer who is not eligible to receive Trust Shares, for whatever reason, then Class A Shares will be distributed to that customer. Contact your financial institution for instructions and more information.

         - Write a letter of instruction indicating the fund name, your account number, and the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

         -     Include the account owner(s) signature(s).

         - Mail the materials to the Eureka Funds, P.O. Box 182792, Columbus, Ohio 43218- 2792. Or by overnight mail to the Eureka Funds, c/o BISYS Fund Services, Attn: T.A. Operations, 3435 Stelzer Road, Columbus, Ohio 43219.

         - A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your letter of instruction.

BY TELEPHONE

         -    Accounts of any type.

         -    Sales of any amount.

         - Call (888) 890- 8121 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer).

Shares purchased through a financial institution approved by the Distributor may be required to be redeemed in accordance with instructions and limitations pertaining to his or her account. Contact your financial institution for instructions and more information.



    This option is not available if you have declined telephone privileges.

SHAREHOLDER INFORMATION

                                 SELLING SHARES

DESIGNED FOR                               TO SELL SOME OR ALL OF YOUR SHARES

BY WIRE

         - Accounts of any type which have elected the wire option on the Account Registration Form.

         -        Sales of any amount.

         -        Call (888) 890- 8121 to request a wire transfer.

         - If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day.

Shares purchased through a financial institution approved by the Distributor may be required to be redeemed in accordance with instructions and limitations pertaining to his or her account. Contact your financial institution for instructions and more information.

                        The Fund may charge a wire fee.
              Your bank may charge a fee to receive funds by wire.

AUTOMATED CLEARING HOUSE

         -        Accounts of any type.

         -        Sales of any amount

         - Shareholders with accounts at a U.S. bank which participates in the Automated Clearing House

         -        Call (888) 890- 8121 to request an electronic funds transfer.

         - If you call by 4 p.m. Eastern time, the NAV of your shares will normally be determined on the same day and the proceeds will be credited within 7 days.

    Your bank may charge a fee to receive funds by Automated Clearing House.

SHAREHOLDER INFORMATION

                       GENERAL POLICIES ON SELLING SHARES

SELLING SHARES IN WRITING. In certain circumstances, you may need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee unless:

-        the redemption check is payable to the shareholder(s) of record, and

- the check is mailed to the shareholder(s) of record and mailed to the address of record.

You should be able to obtain your signature guarantee from a bank, broker, dealer, credit union, securities exchange or association, clearing agency, or savings association. A notary public CANNOT provide a signature guarantee.

RECEIVING YOUR MONEY. Normally, payment of your redemption proceeds will be made as promptly as possible and, in any event, within seven calendar days after the redemption order is received. At various times, however, a Fund may be requested to redeem shares for which it has not yet received good payment; collection of payment may take up to fifteen days. If you have made your initial investment by check, you cannot receive the proceeds of that check until it has cleared. You can avoid this delay by purchasing shares with a certified check or wire transfer.

INVOLUNTARY SALES OF YOUR SHARES. Shares may be redeemed involuntarily if an account balance falls below the minimum established by the financial institution approved by the Distributor. Each Fund reserves the right to redeem your shares at net asset value if your account balance drops below $25,000. Before a Fund exercises its right to redeem such shares, the shareholder will be given notice that the value of his shares of a Fund is less than the minimum amount and will be allowed 60 days to make an additional investment to increase the value of the account to at least $25,000. Employees of United California Bank, employees of Eureka Investment Advisors, Inc., employees of BISYS Fund Services, and Trustees of the Eureka Funds will not be required to maintain a minimum account balance.

POSTPONEMENT OF REDEMPTION REQUEST. The Funds may postpone payment for shares at times when the New York Stock Exchange is closed or under any emergency circumstances as determined by the Securities and Exchange Commission. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send the Funds your request by regular or express mail. Follow the instructions above under "Selling Your Shares" in this section.

REDEMPTION IN KIND. The Funds reserve the right to make payment in securities rather than cash, known as a "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of a Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

UNDELIVERABLE REDEMPTION CHECKS. For any shareholder who chooses to receive distributions in cash: If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain undeliverable or uncashed for six months will be canceled and will be redeposited in your account at the current net asset value.

SHAREHOLDER INFORMATION

                              EXCHANGING SHARES

HOW TO EXCHANGE YOUR SHARES. Trust Shares of each Eureka Fund may be exchanged for Trust Shares of the other Eureka Funds, provided that the Shareholder making the exchange is eligible on the date of the exchange to purchase Trust Shares (with certain exceptions and subject to the terms and conditions described in this prospectus). A Shareholder wishing to exchange Trust Shares purchased through a financial adviser or brokerage account may do so by contacting their adviser or broker.

The Funds do not charge a fee for processing exchanges of its Trust Shares. The exchange will be made on the basis of the relative net asset value of the shares exchanged.

An exchange from one Fund to another Fund is considered a sale of shares and will result in a capital gain or loss for federal income tax purposes.

Any shareholder who wishes to make an exchange must have received a current Prospectus of the Fund in which he or she wishes to invest before the exchange will be effected.

If not selected on the Account Registration Form, the Shareholder will automatically receive exchange privileges.

The Funds reserve the right to change the terms of the exchange privilege upon sixty days' written notice.


The Funds are not intended to serve as vehicles for frequent trading in response to short- term fluctuations in the market. Due to the disruptive effect that excessive trading can have on efficient portfolio management, the Funds have established a policy of limiting exchange activity to four exchange redemptions from a Fund during any calendar year. The Fund reserves the right to refuse any exchange offer. Other than exchanges pursuant to the Eureka Funds' Auto Exchange Plan, there is a $500 minimum for exchanges.


                             PRICING OF FUND SHARES

VALUATION OF SHARES. The price of a Fund's shares is based on the Fund's net asset value. The net asset value of a Fund is determined by dividing the total market value of the Fund's investments and other assets, less any liabilities, by the total number of outstanding shares of the Fund. The net asset value is calculated separately for the Trust shares, the Class A shares and the Class B shares of each Fund.

The net asset value for each Fund (except the Money Market Funds) may be found daily in The Wall Street Journal and other newspapers.

SHAREHOLDER INFORMATION



Money Market Funds
(the U.S. Treasury Obligations
Fund and the Prime Money
Market Fund)                        -        The net asset value of each of the
                                             Money Market Funds generally is
                                             determined at 1:00 p.m. and 4:00
                                             p.m. Eastern time on each business
                                             day. A Money Market Fund's business
                                             day is any day in which the Federal
                                             Reserve Bank and the principal bond
                                             markets (as recommended by the Bond
                                             Market Association) are open for
                                             regular trading. In addition, the
                                             Money Market Funds reserve the
                                             right to consider a business day
                                             any other day on which regular
                                             trading in money market instruments
                                             is taking place. On any day that
                                             the bond markets close early, such
                                             as days in advance of holidays or
                                             in the event of any emergency, the
                                             Funds reserve the right to advance
                                             the time net asset value is
                                             determined and by which purchase,
                                             redemption, and exchange orders
                                             must be received on that day.

                                    -        The assets in each Money Market
                                             Fund are valued based upon the
                                             amortized cost method, which does
                                             not take into account unrealized
                                             gains or losses.

                                    -        Each Money Market Fund's net asset
                                             value is expected to remain at a
                                             constant $1, although there is no
                                             assurance that this will be
                                             maintained.

                                    -        For further information about the
                                             valuation of investments, see the
                                             Statement of Additional
                                             Information.


Investment Grade Bond Fund          -        The net asset value of the
                                             Investment Grade Bond Fund
                                             generally is determined at 4:00
                                             p.m. Eastern time on each business
                                             day. The Investment Grade Bond
                                             Fund's business day is any day on
                                             which the Federal Reserve Bank and
                                             the principal bond markets (as
                                             recommended by the Bond Market
                                             Association) are open for regular
                                             trading. In addition, the
                                             Investment Grade Bond Fund reserves
                                             the right to consider a business
                                             day any other day on which regular
                                             trading in the Fund's investments
                                             is taking place. On any day that
                                             the bond markets close early, such
                                             as days in advance of holidays or
                                             in the event of any emergency, the
                                             Fund reserves the right to advance
                                             the time net asset value is
                                             determined and by which purchase,
                                             redemption, and exchange orders
                                             must be received on that day.

Global Fund and the Equity Fund     -        The net asset value of the Global
                                             Fund and the

                                             Equity Fund is generally determined
                                             on each business day as of the
                                             close of regular trading of the
                                             NYSE (generally 4:00 p.m. Eastern
                                             time) on each day in which the NYSE
                                             is open for trading. In addition,
                                             the Global Fund and the Equity Fund
                                             reserve the right to consider a
                                             business day any other day on which
                                             regular trading in the Funds'
                                             investments is taking place.

                                    -        For further information about
                                             valuation of investments, see the
                                             Statement of Additional
                                             Information.






         BUY AND SELL PRICES. When you buy shares, you pay the net asset value next determined after your order is received. When you sell shares, you receive the net asset value next determined after your order is received.

SHAREHOLDER INFORMATION

                          ADDITIONAL INVESTOR SERVICES

AUTO INVEST PLAN (AIP). AIP enables a Shareholder who is an employee of United California Bank, an employee of Eureka Investment Advisors, Inc., an employee of BISYS Fund Services, or a Trustees of the Eureka Funds to set up periodic additional investments in the Funds of your choice through automatic deductions from your bank account. The minimum investment amount is $50 per Fund and the minimum subsequent investment amount is $50 per Fund. Investments may be made bi- monthly, monthly, or quarterly. To establish, complete the appropriate section in the Account Registration Form. To participate in AIP from your bank account, please attach a voided check to your Account Registration Form.

CHECK WRITING SERVICE. Shareholders of Trust Shares of a Money Market Fund may write checks in the amount of $500 or more against their Fund account. A Shareholder will receive a supply of checks after a signed signature card is received. A check may be made payable to any person, and the Shareholder's account will continue to earn dividends until the check clears. Because of the difficulty of determining in advance the exact value of a Fund account, a Shareholder may not use a check to close his or her account. The Eureka Funds reserve the right to charge a Shareholder's account a fee for stopping payment of a check upon the Shareholder's request or if the check cannot be honored because of insufficient funds or other valid reasons.

AUTO EXCHANGE. Eureka Funds Auto Exchange enables a Shareholder who is an employee of United California Bank, an employee of Eureka Investment Advisors, Inc., an employee of BISYS Fund Services, or a Trustees of the Eureka Funds to make regular, automatic withdrawals from Trust Shares of a Money Market Fund and use those proceeds to benefit from dollar- cost- averaging by automatically making purchases of shares of another Eureka Fund. With shareholder authorization, the Transfer Agent will withdraw the amount specified (subject to the applicable minimums) from the Shareholder's Money Market Fund account and will automatically invest that amount in Trust Shares of the Fund designated by the Shareholder. In order to participate in the Auto Exchange, Shareholders must have a minimum beginning balance of $10,000 in their Money Market Fund account and are still subject to minimum account balance requirements as described below.

To participate in the Auto Exchange, complete the appropriate section of the Account Registration Form, which can be acquired by calling the Funds at (888) 890- 8121. To change the Auto Exchange instructions or to discontinue the feature, a shareholder must send a written request to the Eureka Funds, P.O. Box 182792, Columbus, Ohio 43218- 2792. The Auto Exchange may be amended or terminated without notice at any time.

AUTO WITHDRAWAL PLAN (AWP). If you have at least $10,000 in the Fund selected and maintain a minimum account balance of $1,000 in the Fund, you may use AWP, which allows you to receive regular distributions from your account. Under the plan you may elect to receive automatic payments via check of at least $100 per Fund or more on a monthly basis. You may arrange to receive regular distributions from your account and have the amount transferred according to your instructions by completing the appropriate section in the Account Registration Form or by submitting a written request (with signature guarantee) to the Funds. To change the AWP instructions or to discontinue the feature, the request must be made in writing to the Eureka Funds, P.O. Box 182792, Columbus, Ohio 43218- 2792. The AWP may be amended or terminated, without notice, at any time.

SHAREHOLDER INFORMATION

Eureka Funds Individual Retirement Account ("IRA"). The Eureka Funds IRAs are available to employees of SBCL, employees of BISYS Fund Services and Trustees of the Eureka Funds. The minimum initial investment in an IRA is $500 and there is no minimum subsequent investment requirement. Available IRAs include IRAs set up under a Simplified Employee Pension Plan and IRA "Rollover Accounts." An IRA enables individuals, even if they participate in an employer- sponsored retirement plan, to establish their own retirement program by purchasing Trust Shares for an IRA. Eureka Funds IRA contributions may be tax deductible and earnings are tax deferred.

For more information on a Eureka Funds IRA call the Funds at (888) 890- 8121. Shareholders are advised to consult a tax adviser on Eureka Funds IRA contribution and withdrawal requirements and restrictions.

                           DIVIDENDS AND DISTRIBUTIONS

As a mutual fund shareholder, you may receive capital gains and/or income from your investment. The Money Market Funds and the Investment Grade Bond Fund declare dividends daily and pay income dividends monthly. The Global Fund declares and pays income dividends annually. The Equity Fund declares and pays income dividends monthly. The Money Market Funds do not expect to realize any capital gains. However, if capital gains are realized, the Money Market Funds will distribute such gains at least once a year. The Investment Grade Bond Fund, the Global Fund, and Equity Fund each distribute capital gains, if any, at least once a year.

We will automatically reinvest any income dividends and capital gains distributions you are entitled to in additional shares of your Fund(s) unless you notify the Funds that you want to receive your distributions in cash. To do so, select the cash option on your application or to change your existing account, send a letter with your request, including your name and account number to:

                                  Eureka Funds
                                 P.O. Box 182792
                           Columbus, Ohio 43218- 2792

Your request will become effective for distributions having record dates after our Distributor receives your request. Note that the Internal Revenue Service treats dividends paid in additional Fund shares the same as it treats dividends paid in cash.

                                      TAXES

Your mutual fund investments may have a considerable impact on your tax situation. We've summarized some of the main points you should know below. Note, however, that the following is general information and will not apply to you if you are investing through a tax- deferred account such as an IRA or a qualified employee benefit plan. In addition, if you are not a resident of the United States, you may have to pay taxes besides those described here, such as U.S. withholding and estate taxes.

We will send you a statement each year showing the tax status of all your distributions. The laws governing taxes change frequently, however, so please consult your tax adviser for the most up- to- date information and specific guidance regarding your particular tax situation. You can find more information about the potential tax consequences of mutual fund investing in our Statement of Additional Information.

SHAREHOLDER INFORMATION

Note that you may have to pay taxes on Fund distributions whether you received them in the form of cash or additional Fund shares.

TAXES ON FUND DISTRIBUTIONS. You may owe taxes on Fund distributions even if they represent income or capital gains the Fund earned before you invested in it (if such income or capital gains were included in the price you initially paid for your shares).

STATE, LOCAL, AND FOREIGN TAXES. In addition to federal taxes, you may have to pay state, local, and foreign taxes on the dividends or capital gains, if any, you receive from a Fund, as well as on capital gains, if any, you realized from selling or exchanging Fund shares.

DIVIDENDS AND SHORT- TERM CAPITAL GAINS. The Internal Revenue Service treats any dividends and short- term capital gains you receive from the Funds as ordinary income.

LONG- TERM CAPITAL GAINS. The Internal Revenue Service treats long- term capital gain distributions that you receive from a Fund as long- term capital gains (which are typically taxed at a lower rate than ordinary income), regardless of how long you have held your Fund shares.

FUNDS INVESTING IN FOREIGN SECURITIES. If your Fund invests in foreign securities, the income those securities generate may be subject to foreign withholding taxes, which may decrease their yield. Foreign governments may also impose taxes on other payments or gains your Fund earns on these securities. In general, shareholders in these Funds will not be entitled to claim a credit or deduction for these foreign taxes on their U.S. tax return. (There are some exceptions, however; please consult your tax adviser for more information.) In addition, foreign investments may prompt a fund to distribute ordinary income more frequently and/or in greater amounts than purely domestic funds, which could increase your tax liability.


TAX CONSEQUENCES OF SELLING OR EXCHANGING SHARES. An exchange of the Fund's shares for shares of another fund will be treated as a sale of the Fund's shares and, as with all sales, exchanges, or redemptions of Fund shares, you may have to report capital gains, if any, you realize as income and any capital loss as a deduction on your federal income tax return. For more specific information about your own tax situation, consult your tax adviser.


The portfolio managers of the Funds do not actively consider tax consequences when making investment decisions. From time to time, the Funds may realize capital gains as by- products of ordinary investment activities. As a result, the amount and timing of Fund distributions may vary considerably from year to year.


AVOID TAX WITHHOLDING. If you have not done so already, be sure to provide us with your correct taxpayer identification number OR certify that it is correct. Unless we have that information, the Funds may be required, by law, to withhold a portion of the taxable distributions you would otherwise be entitled to receive from your Fund investments as well as any proceeds you would normally receive from selling Fund shares. Pursuant to recently enacted tax legislation, the backup withholding tax rate will be (i) 30.5% for amounts paid after August 6, 2001 through the end of 2001, (ii) 30% for amounts paid during 2002 and 2003,
(iii) 29% for amounts paid during 2004 and 2005, and (iv) 28% for amounts paid during 2006 through 2010. This legislation will expire and the backup withholding rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise.


THESE TAX CONSIDERATIONS MAY OR MAY NOT APPLY TO YOU. PLEASE CONSULT YOUR TAX ADVISER TO DETERMINE WHETHER THESE CONSIDERATIONS ARE RELEVANT TO YOUR PARTICULAR INVESTMENTS AND TAX SITUATION. MORE INFORMATION ABOUT TAXES CAN BE FOUND IN THE STATEMENT OF ADDITIONAL INFORMATION.

INVESTMENT MANAGEMENT

                               INVESTMENT ADVISER


Eureka Investment Advisors, Inc. (Eureka Investment Advisors or the Adviser), 601 S. Figueroa Street, Los Angeles, California 90017, serves as the investment adviser to each Fund, subject to the general supervision of the Board of Trustees of the Funds and, is responsible for the day- to- day management of their investment portfolios. As of December __, 2001, Eureka Investment Advisors had approximately $___ billion in assets under management. Eureka Investment Advisors is a separate, wholly owned subsidiary of United California Bank. United California Bank is a wholly- owned subsidiary of UFJ Holdings, Inc. United California Bank provides a full range of individual and business banking services through a network of more than 122 branches and offices statewide. As of December __, 2001 United California Bank had approximately $__ billion in assets under management.

The Eureka Funds are managed by a team of investment professionals at Eureka Investment Advisors who make the investment decisions and continuously review and administer the investment programs of the Funds.

The investment advisory fees paid to Sanwa Bank California, after voluntary fee reductions, by the Funds for the fiscal year ended September 30, 2001 were as follows:


                        FUND                   % OF AVERAGE NET ASSETS

         U.S. Treasury Obligations Fund                  0.10%
         Prime Money Market Fund                         0.20%
         Investment Grade Bond Fund                      0.50%
         Global Fund                                     0.80%
         Equity Fund                                     0.65%

INVESTMENT MANAGEMENT


                   PRIOR PERFORMANCE OF THE INVESTMENT ADVISER

The following tables set forth the Adviser's composite performance data relating to the historical performance of all collective investment trusts and common trust funds managed by the Adviser, since the dates indicated, that have investment objectives, policies, strategies and risks substantially similar to those of the Equity Fund and the Investment Grade Bond Fund. The data is provided to illustrate the past performance of the Adviser in managing substantially similar accounts as measured against a specified market index or indices and does not represent the performance of the Equity Fund and the Investment Grade Bond Fund. Investors should not consider this performance data as an indication of future performance of the Equity Fund and the Investment Grade Bond Fund or of the Adviser.

The Adviser's composite performance data shown below were calculated on a total return basis and include all dividends and interest, accrued income and realized and unrealized gains and loses. All returns reflect the deduction of investment advisory fees, brokerage commissions and execution costs paid by the Adviser's institutional private accounts, without provision for federal or state income taxes. Custodial fees, if any, were not included in the calculation. The Adviser's composites include all actual, fee- paying, discretionary institutional, private accounts managed by the Adviser that have investment objectives, policies, strategies and risks substantially similar to those of the Equity Fund and the Investment Grade Bond Fund. Securities transactions are accounted for on the trade date and accrual accounting is utilized. Cash and equivalents are included in performance returns. The monthly returns of the Adviser's composites combine the individual accounts' returns by asset-weighting each individual account's asset value as of the beginning of the month. Yearly returns are calculated by geometrically linking the monthly returns.

The institutional private accounts that are included in the Adviser's composites are not subject to the same types of expenses to which the Equity Fund and Investment Grade Bond Fund are subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Funds by the 1940 Act or Subchapter M of the Internal Revenue Code. Consequently, the performance results for the Adviser's composites could have been adversely affected if the institutional private accounts included in the composites had been regulated as investment companies under the federal securities laws. In addition, the performance results for the Adviser's composites would have been lower if the expenses to which the Equity Fund and the Investment Grade Bond Fund are subject were applied.

The results presented below may not necessarily equate with the return experienced by any particular investor as a result of the timing of investments and redemptions. In addition, the effect of taxes on any investor will depend on such person's tax status, and the results have not been reduced to reflect any income tax which may have been payable.

The investment results of the Adviser's composites presented below are unaudited and are not intended to predict or suggest the returns that might be experienced by the Equity Fund and Investment Grade Bond Fund or an individual investor investing in such Funds. The investment results of the Adviser's composites were not calculated pursuant to the methodology established by the SEC that will be used to calculate the performance results of the Funds. Investors should also be aware that the use of a methodology different from that used below to calculate performance could result in different performance data.

INVESTMENT MANAGEMENT

All information set forth in the tables below relies on data supplied by the Adviser or from statistical services, reports or other sources believed by the Adviser to be reliable. However, except as otherwise indicated, such information has not been verified and is unaudited.



                                                     EQUITY PERFORMANCE

                                                                  EUREKA        ADVISER'S EQUITY          S&P 500
YEAR                                                            EQUITY FUND         COMPOSITE            INDEX(1)
----                                                            -----------         ---------            --------

1988                                                                                   10.20%               16.50%
1989                                                                                   25.18%               31.43%
1990                                                                                    4.03%               -3.19%
1991                                                                                   29.66%               30.55%
1992                                                                                    3.12%                7.68%
1993                                                                                    2.54%               10.00%
1994                                                                                    0.75%                1.23%
1995                                                                                   35.85%               37.50%
1996                                                                                   22.60%               23.12%
1997(2)                                                                                23.47%               25.34%
1997(3)                                                              5.55%                 --                6.42%
1998(4)                                                             27.05%                 --               28.60%
1999(5)                                                             15.96%                 --               21.04%
2000(6)                                                            -10.56%                 --               -9.11%
2001(7)                                                                  %                 --                    %
Since Inception(8)                                                       %                 --                    %
One Year ended October 31, 1997                                                        30.12%               32.10%
5 Years ended October 31, 1997                                                         17.38%               19.85%
10 Years ended October 31, 1997                                                        15.03%               17.14%


(1) The S&P 500 Index is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. The Index reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

(2)      For the ten- month period through October 31, 1997.

(3) Aggregate total return for the Trust Shares of the Eureka Equity Fund for the period from November 1, 1997 through December 31, 1997. Return has not been annualized.

(4) Average annual total return for the Trust Shares of the Eureka Equity Fund for the period from January 1, 1998 through December 31, 1998.

(5) Average annual total return for the Trust Shares of the Eureka Equity Fund for the period from January 1, 1999 through December 31, 1999.

(6) Average annual total return for the Trust Shares of the Eureka Equity Fund for the period from January 1, 2000 through December 31, 2000.


(7) Average annual total return for the Trust Shares of the Eureka Equity Fund for the period from January 1, 2001 through December 31, 2001.

(8) Average annual total return for the Trust Shares of the Eureka Equity Fund for the period from November 1, 1997 through December 31, 2001.

INVESTMENT MANAGEMENT

                                              INVESTMENT GRADE BOND PERFORMANCE

                                                                                          LEHMAN
                                                     EUREKA            ADVISER'S         BROTHERS          LEHMAN
                                                   INVESTMENT         INVESTMENT        GOVERNMENT/       BROTHERS
                                                   GRADE BOND         GRADE BOND          CREDIT          AGGREGATE
YEAR                                                  FUND             COMPOSITE       BOND INDEX(1)    BOND INDEX(2)
----                                               ----------         -----------      -------------    -------------
1988                                                                      8.72%             7.59%            7.88%
1989                                                                     12.16%            14.24%           14.53%
1990                                                                      6.65%             8.28%            8.95%
1991                                                                     13.37%            16.13%           16.00%
1992                                                                      6.95%             7.58%            7.40%
1993                                                                      9.40%            10.97%            9.75%
1994                                                                     -5.26%            -3.49%           -2.92%
1995                                                                     16.58%            19.24%           18.48%
1996                                                                      0.22%             2.91%            3.61%
1997(3)                                                                   7.45%             8.04%            8.09%
1997(4)                                                 1.24%                --             1.58%            1.47%
1998(5)                                                 8.25%                --             9.47%            8.69%
1999(6)                                                -1.95%                --            -2.15%           -0.83%
2000(7)                                                11.37%                --            11.84%           11.63%
2001(8)                                                     %                --         ________%            ____%
Since Inception(9)                                       ___%                --                 %                %
One Year ended October 31, 1997                                           8.05%             8.81%            8.89%
5 Years ended October 31, 1997                                            5.65%             7.62%            7.51%
10 Years ended October 31, 1997                                           7.60%             9.19%            9.25%


(1) The Lehman Brothers Government/Credit Bond Index includes the Lehman Brothers Government and the Lehman Brothers Credit Bond indices. The Lehman Brothers Government Bond Index is made up of the Lehman Brothers Treasury Bond Index (all public obligations of the U.S. Treasury, excluding flower bonds and foreign- targeted issues) and the Lehman Brothers Agency Bond Index (all publicly issued debt of U.S. Government agencies and quasi- federal corporation, and corporate debt guaranteed by the U.S. Government). We have also included the 1- 3 year Government Index, composed of agency and Treasury securities with maturities of one to three years, and the 20+ Year Lehman Brothers Treasury Index, composed of Treasury issues with 20 years or more to maturity. The Lehman Brothers Credit Bond Index includes all publicly issued, fixed rate, nonconvertible investment grade, dollar-denominated, SEC- registered corporate debt. The Lehman Brothers Credit Index sectors are industrial, finance, utility, and Yankee. Also included among Yankees is debt issued or guaranteed by foreign sovereign governments, municipalities, or governmental or international agencies.
(2) The Lehman Brothers Aggregate Bond Index includes fixed rate debt issues rated investment grade or higher by Moody's Investors Service, Standard & Poor's Corporation, or Fitch Investors Service, in that order. All issues have at least one year to maturity and an outstanding par value of at least $100 million. Intermediate indices include bonds with maturities of up to 10 years, and long- term indices include those with maturities of 10 years or longer. Price, coupon, paydown, and total return are reported for all sectors on a month- end to month- end basis. All returns are market value- weighted inclusive of accrued interest.
(3)       For the ten- month period through October 31, 1997.
(4)       Aggregate total return for the Trust Shares of the Eureka
          Investment Grade Bond Fund for the period from November 1, 1997 through December 31, 1997. Return has not been annualized.
(5) Average annual total return for the Trust Shares of the Eureka Investment Grade Bond Fund from the period from January 1, 1998 through December 31, 1998.
(6) Average annual total return for the Trust Shares of the Eureka Investment Grade Bond Fund from the period from January 1, 1999 through December 31, 1999.
(7) Average annual total return for the Trust Shares of the Eureka Investment Grade Bond Fund from the period from

         January 1, 2000 through December 31, 2000.

(8) Average annual total return for the Trust Shares of the Eureka Investment Grade Bond Fund from the period from January 1, 2001 through December 31, 2001.
(9) Average annual total return for the Trust Shares of the Eureka Investment Grade Bond Fund for the period from November 1, 1997 through December 31, 2001.

INVESTMENT MANAGEMENT

                                                 OTHER SERVICE PROVIDERS

             DISTRIBUTOR & ADMINISTRATOR--   BISYS Fund Services
                                             3435 Stelzer Road
                                             Columbus, Ohio 43219-3035

                          TRANSFER AGENT--   BISYS Fund Services, Inc.
                                             3435 Stelzer Road
                                             Columbus, Ohio 43219

                               CUSTODIAN--   The Bank of New York
                                             100 Church Street
                                             New York, New York 10286

                           LEGAL COUNSEL--   Ropes & Gray
                                             1301 K Street, N.W., Suite 800 East
                                             Washington, DC 20005

                                AUDITORS--   Ernst & Young LLP
                                             1100 Huntington Center
                                             41 South High Street
                                             Columbus, Ohio 43215

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the financial performance of the Trust Shares of each Fund for the period from commencement of operations through September 30, 2001. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.


                         U.S. TREASURY OBLIGATIONS FUND


                                                       TRUST SHARES     TRUST SHARES       TRUST SHARES      TRUST SHARES
                                                       ------------     ------------       ------------      ------------
                                                       FOR THE YEAR     FOR THE YEAR       FOR THE YEAR    NOVEMBER 1, 1997*
                                                          ENDED            ENDED              ENDED            THROUGH
                                                   SEPTEMBER 30, 2001 SEPTEMBER 30, 2000 SEPTEMBER 30, 1999 SEPTEMBER 30, 1998
                                                   ------------------ ------------------ ------------------ ------------------

NET ASSET VALUE, BEGINNING OF PERIOD.................   $     1.00      $     1.00         $     1.00        $      1.00
                                                        ----------      ----------         -----------        -----------
Investment activities:
    Net investment income............................                        0.05                0.04               0.05
                                                        ----------      ----------         -----------        -----------
Total from Investment Activities.....................                        0.05                0.04               0.05
                                                        ----------      ----------         -----------        -----------
LESS DISTRIBUTIONS FROM:
    From net investment income.......................                       (0.05)              (0.04)             (0.05)
                                                        ----------      ----------         -----------        -----------
       Total Distributions...........................                       (0.05)              (0.04)             (0.05)
                                                        ----------      ----------         -----------        -----------
Net change in net asset value per share..............                           --                 --                 --
                                                        ----------      ----------         -----------        -----------
NET ASSET VALUE, END OF PERIOD.......................   $     1.00      $     1.00         $     1.00        $      1.00
                                                        ==========      ==========         ===========        ===========
TOTAL RETURN........................................                         5.53%               4.52%              4.70%(A)

RATIOS/SUPPLEMENTARY DATA:
Net assets, end of period (in thousands).............   $              $    17,948        $   104,553        $   101,300

Ratios to average net assets:
    Expenses........................................                         0.45%               0.46%              0.47%(b)

    Net investment income...........................                         5.15%               4.42%              5.08%(b)

    Expenses(c).....................................                         0.55%               0.56%              0.61%(b)



----------

*        Commencement of operations.

(a)      Not annualized.

(b)      Annualized.

(c) During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratio would have been as indicated.

FINANCIAL HIGHLIGHTS

                            PRIME MONEY MARKET FUND


                                                       TRUST SHARES     TRUST SHARES       TRUST SHARES      TRUST SHARES
                                                       ------------     ------------       ------------      ------------
                                                       FOR THE YEAR     FOR THE YEAR       FOR THE YEAR    NOVEMBER 1, 1997*
                                                          ENDED            ENDED              ENDED            THROUGH
                                                   SEPTEMBER 30, 2001 SEPTEMBER 30, 2000 SEPTEMBER 30, 1999 SEPTEMBER 30, 1998
                                                   ------------------ ------------------ ------------------ ------------------

NET ASSET VALUE, BEGINNING OF PERIOD.................   $     1.00      $    1.00         $      1.00        $      1.00
                                                        ----------      ----------         -----------        -----------
Investment activities:
    Net investment income............................                        0.06                0.05               0.05
                                                        ----------      ----------         -----------        -----------
Total from Investment Activities.....................                        0.06                0.05               0.05
                                                        ----------      ----------         -----------        -----------
LESS DISTRIBUTIONS FROM:
    From net investment income.......................                       (0.06)              (0.05)             (0.05)
                                                        ----------      ----------         -----------        -----------
       Total Distributions...........................                       (0.06)              (0.05)             (0.05)
                                                        ----------      ----------         -----------        -----------
Net change in net asset value per share..............           --             --                  --                 --
                                                        ----------      ----------         -----------        -----------
NET ASSET VALUE, END OF PERIOD.......................   $     1.00      $    1.00         $      1.00        $      1.00
                                                        ==========      ==========         ===========        ===========
TOTAL RETURN........................................                         5.82%               4.74%              4.84%(a)
RATIOS/SUPPLEMENTARY DATA:
Net assets, end of period (in thousands).............   $              $   74,350        $    221,565       $    144,806
Ratios to average net assets:
    Expenses........................................                         0.46%               0.51%              0.49%(b)
    Net investment income...........................                         5.56%               4.64%              5.17%(b)
    Expenses(c).....................................                         0.63%               0.67%              0.69%(b)


----------
  *      Commencement of operations.

(a)      Not annualized.

(b)      Annualized.

(c) During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratio would have been as indicated.

FINANCIAL HIGHLIGHTS

                           INVESTMENT GRADE BOND FUND


                                                       TRUST SHARES     TRUST SHARES       TRUST SHARES      TRUST SHARES
                                                       ------------     ------------       ------------      ------------
                                                       FOR THE YEAR     FOR THE YEAR       FOR THE YEAR    NOVEMBER 1, 1997*
                                                          ENDED            ENDED              ENDED            THROUGH
                                                   SEPTEMBER 30, 2001 SEPTEMBER 30, 2000 SEPTEMBER 30, 1999 SEPTEMBER 30, 1998
                                                   ------------------ ------------------ ------------------ ------------------

NET ASSET VALUE, BEGINNING OF PERIOD.................   $              $     9.49         $     10.40        $     10.00
                                                        -------         ----------         -----------        ----------
Investment activities:
    Net investment income............................                        0.55                0.53               0.50
                                                        -------         ----------         -----------        ----------
    Net realized and unrealized gain (loss)
       on investments................................                        0.04               (0.67)              0.40
                                                        -------         ----------         -----------        ----------
Total from Investment Activities.....................                        0.59               (0.14)              0.90
                                                        -------         ----------         -----------        ----------
LESS DISTRIBUTIONS FROM:
    From net investment income......................                        (0.55)              (0.53)             (0.50)
    From net realized gains.........................                            --              (0.21)               --
    In excess of net realized gains..................                           --              (0.03)               --
                                                        -------         ----------         -----------        ----------
       Total Distributions...........................                       (0.55)              (0.77)             (0.50)
                                                        -------         ----------         -----------        ----------
Net change in net asset value per share..............                        0.04               (0.91)              0.40
                                                        ------=         ----------         -----------        ----------
NET ASSET VALUE, END OF PERIOD.......................   $              $     9.53         $      9.49        $     10.40
                                                        =======         ==========         ===========        ==========
TOTAL RETURN........................................                         6.48%              (1.36)%             9.31%(a)
RATIOS/SUPPLEMENTARY DATA:
Net assets, end of period (in thousands).............   $              $   127,599        $    152,106       $    145,194
Ratios to average net assets:
    Expense.........................................                         0.84%               0.87%              0.90%(b)
    Net investment income...........................                         5.86%               5.43%              5.46%(b)
    Expenses()......................................                         0.94%               0.97%              1.00%(b)
Portfolio Turnover Rate(d)..........................                           58%                52%                54%


----------
  *       Commencement of operations.

(a)       Not annualized.

(b)       Annualized.

(c) During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratio would have been as indicated.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

FINANCIAL HIGHLIGHTS

                                  GLOBAL FUND


                                                       TRUST SHARES     TRUST SHARES       TRUST SHARES      TRUST SHARES
                                                       ------------     ------------       ------------      ------------
                                                       FOR THE YEAR     FOR THE YEAR       FOR THE YEAR    NOVEMBER 1, 1997*
                                                          ENDED            ENDED              ENDED            THROUGH
                                                   SEPTEMBER 30, 2001 SEPTEMBER 30, 2000 SEPTEMBER 30, 1999 SEPTEMBER 30, 1998
                                                   ------------------ ------------------ ------------------ ------------------
NET ASSET VALUE, BEGINNING OF PERIOD.................   $              $    11.97         $     10.51        $     10.00
                                                        -------         ----------         -----------        ----------
Investment activities:
    Net investment income...........................                         0.20                0.17               0.15
    Net realized and unrealized gain on investments..                        0.69                1.51               0.38
                                                        -------         ----------         -----------        ----------
Total from Investment Activities.....................                        0.89                1.68               0.53
                                                        -------         ----------         -----------        ----------
LESS DISTRIBUTIONS FROM:
    From net investment income......................                        (0.20)              (0.15)             (0.02)
    From net realized gains..........................                       (0.41)              (0.07)               --
                                                        -------         ----------         -----------        ----------
       Total Distributions...........................                       (0.61)              (0.22)             (0.02)
                                                        -------         ----------         -----------        ----------
Net change in net asset value per share..............                        0.28                1.46               0.51
                                                        -------         ----------         -----------        ----------
NET ASSET VALUE, END OF PERIOD.......................   $              $    12.25         $     11.97        $     10.51
                                                        =======         ==========         ===========        ==========
TOTAL RETURN........................................                         7.43%              16.09%              5.34%(a)
RATIOS/SUPPLEMENTARY DATA:
Net assets, end of period (in thousands).............   $              $    79,801        $     83,111       $     66,793
Ratios to average net assets:
    Expenses........................................                         1.24%               1.30%              1.44%(b)
    Net investment income...........................                         1.60%               1.51%              1.53%(b)
    Expenses(c).....................................                         1.34%               1.40%              1.54%(b)
Portfolio Turnover Rate(d)..........................                           28%                29%                35%


----------

  *      Commencement of operations.

(a)      Not annualized.

(b)      Annualized.

(c) During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratio would have been as indicated.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.


FINANCIAL HIGHLIGHTS

                                                         EQUITY FUND


                                                       TRUST SHARES     TRUST SHARES       TRUST SHARES      TRUST SHARES
                                                       ------------     ------------       ------------      ------------
                                                       FOR THE YEAR     FOR THE YEAR       FOR THE YEAR    NOVEMBER 1, 1997*
                                                          ENDED            ENDED              ENDED            THROUGH
                                                   SEPTEMBER 30, 2001 SEPTEMBER 30, 2000 SEPTEMBER 30, 1999 SEPTEMBER 30, 1998
                                                   ------------------ ------------------ ------------------ ------------------

NET ASSET VALUE, BEGINNING OF PERIOD.................   $              $    12.03         $     10.96        $     10.00
                                                        -------         ----------         -----------        ----------
Investment Activities:
    Net investment income...........................                         0.02                0.04               0.05
    Net realized and unrealized gain on investments..                        1.20                2.56               0.96
                                                        -------         ----------         -----------        ----------
Total from Investment Activities.....................                        1.22                2.60               1.01
                                                        -------         ----------         -----------        ----------
     LESS DISTRIBUTIONS FROM:
    From net investment income......................                        (0.02)              (0.04)             (0.05)
    From net realized gains..........................                       (1.70)              (1.49)                 --
                                                        -------         ----------         -----------        ----------
Total Distributions..................................                       (1.72)              (1.53)             (0.05)
                                                        -------         ----------         -----------        ----------
Net change in net asset value per share..............                       (0.50)               1.07               0.96
                                                        -------         ----------         -----------        ----------
NET ASSET VALUE, END OF PERIOD.......................   $              $    11.53         $     12.03        $     10.96
                                                        =======         ==========         ===========        ==========
TOTAL RETURN........................................                        10.26%              24.72%             10.08%(a)
RATIOS/SUPPLEMENTARY DATA:
Net assets, end of period (in thousands).............   $              $   208,379        $    188,259       $    170,652
Ratios to average net assets:
    Expenses........................................                         0.96%               0.99%              1.03%(b)
    Net investment income...........................                         0.20%               0.32%              0.47%(b)
    Expenses(c).....................................                         1.06%               1.09%              1.13%(b)
Portfolio Turnover Rate(d)..........................                           84%                46%                57%


----------
*        Commencement of operations.

(a)      Not annualized.

(b)      Annualized.

(c) During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratio would have been as indicated.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

ADDITIONAL INVESTMENT PRACTICES AND RISKS

                              INVESTMENT PRACTICES

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. What follows is a list of the securities and techniques used by the Fund, as well as the risks inherent in their use. Equity securities are subject mainly to market risk. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. For a more complete discussion, see the Statement of Additional Information. Following the table is a more complete discussion of risk.

--------------

|X|      No fundamental policy limitation on usage
--       Not permitted
#        Represents maximum permissible percentage of total assets
+ For temporary defensive purposes may constitute 100 percent of total assets




                                                               PRIME          U.S.      INVESTMENT
                                                               MONEY        TREASURY       GRADE
                                                              MARKET       OBLIGATIONS     BOND      GLOBAL       EQUITY
                                                               FUND           FUND         FUND       FUND          FUND
                                                               ----           ----         ----       ----          ----
INVESTMENT PRACTICES
AND SECURITIES

ASSET BACKED SECURITIES.  Securities secured by company
 receivables, home equity loans, truck and auto loans,
 leases, credit card receivables and other securities
 backed by receivables or assets. Credit, interest rate,
 opportunity and pre- payment risks.                            |X|            --          |X|         35         20

BANKERS' ACCEPTANCES.    Bills of exchange or time drafts
 drawn on and accepted by a commercial bank. Credit risk.        25            --          20+        35+        20+

BORROWINGS.(1)  The borrowing of money from banks or
 through reverse repurchase agreements. Leverage
 and credit risks.                                           33 1/3        33 1/3       33 1/3     33 1/3     33 1/3

CERTIFICATES OF DEPOSIT.    Negotiable instruments with
 a stated maturity. Credit and liquidity risks.                 |X|            --          20+        35+        20+

COMMERCIAL PAPER AND OTHER SHORT- TERM OBLIGATIONS.
Short-term promissory notes or other obligations issued by
corporations and other entities. Credit risk.                   |X|            --          20+        35+        20+

COMMON STOCK.  Shares of ownership of a company. Market risk.    --            --           --        |X|        |X|

CONVERTIBLE SECURITIES.  Bonds or preferred stock that
 convert to common stock. Credit, interest rate and
 market risks.                                                   --            --           20        |X|        |X|

CORPORATE OR COMMERCIAL BONDS.    Debt securities issued
 by corporations. Credit and interest rate risks.               |X|            --          |X|        |X|         20

DOLLAR ROLLS.    A transaction in which a fund sells
 securities for delivery in a current month and
 simultaneously contracts with the same party to
 repurchase similar but not identical securities
 on a specified future date. Interest rate, management
 and market risks.                                               --            --          |X|        |X|        |X|

Emerging Market Securities.    Securities of countries with
emerging economies or securities markets. Currency,
 information,
liquidity, market and political risks.                                             --            --          15          15      15




FOREIGN SECURITIES.
-   Stocks and bonds of foreign issuers.                                          --             --          20        |X|       20
-   American depository receipts, European depository
    receipts, global depository receipts and other similar
    global instruments.                                                           --             --          20        |X|       20
-  Eurodollar Certificates of Deposit, Yankee
         Certificates of Deposit,
    Eurodollar Time Deposits
         ("ETD's") and Canadian Time Deposits.                                    35             --          20        |X|       20
Currency, information, liquidity, market, natural
 event and political risks.

FORWARD COMMITMENTS.  The purchase or sale of a security with payment and delivery scheduled for a future time.
Leverage, market and opportunity risks.                                           |X|            |X|        |X|        |X|       |X|

FORWARD FOREIGN CURRENCY EXCHANGE TRANSACTIONS.  Contractual
agreement to purchase or sell one specified currency for another currency at a specified future date and price.
 Credit, correlation,
 currency, information, leverage,
 liquidity, management, market,
 opportunity and political risks.                                                 --             --          --         50       --

ILLIQUID SECURITIES.(3)  Securities which may be difficult
 to sell at an
acceptable price. Liquidity, market and
 valuation risks.                                                                 10             --          15         15       15

INVESTMENT COMPANY SECURITIES.    Shares of other mutual
 funds.


Investments in any one fund will not exceed 5% of total
 assets
Investments in all funds will not exceed 10% of total assets.

Management and market risks.

-  Money market mutual funds.                                                     10             10         10          10       10

-  Non- money market mutual funds.                                                --             --         --          10       --

INVESTMENT GRADE BONDS.    Interest- bearing or discounted
 government or corporate securities that obligate the issuer to pay the bondholder a specified sum of money, usually
 at specific intervals, and to repay the principal amount
 of the loan at maturity Investment grade bonds are those
 rated BBB or better by S&P or Baa or better by Moody's
 or similarly rated by other nationally recognized
 statistical rating organizations, or, if
 not rated,
 determined to be of comparable quality by the Adviser.
 Market and credit risks.                                                        |X|             --        |X|         |X|      20

MONEY MARKET INSTRUMENTS.    Investment- grade, U.S. dollar-
denominated debt securities that have remaining maturities
of one year or less. These Securities may include U.S.
government obligations, commercial paper and other
short- term corporate
obligations, repurchase agreements
collateralized with U.S.
government securities,
certificates of deposit, bankers' acceptances,
and other
financial institution obligations. These securities
may carry
fixed or variable interest rates.
Market and credit risks.                                                       |X|               --        |X|       |X|     |X|


ADDITIONAL INVESTMENT PRACTICES AND RISKS

                                                               Prime      U.S.      Investment
                                                               Money    Treasury       Grade
                                                              Market   Obligations     Bond      Global   Equity
                                                               Fund       Fund         Fund       Fund     Fund
                                                               ----       ----         ----       ----     ----
MORTGAGE BACKED SECURITIES.(2)  Debt obligations secured
 by real estate loans and pools of loans, including such
 securities as collateralized mortgage obligations,
 which are structured pools of mortgage pass through
 certificates or mortgage loans, real estate investment
 conduits, and stripped mortgage backed securities.
                                                  ==
Mortgage backed securities may have greater price and
 yield volatility than traditional fixed- income securities
 and their prepayment sensitivity may range from
 relatively low to relatively high.

Credit, interest rate,
 opportunity and pre- payment risks.                             --         --          |X|         35       20

MUNICIPAL OBLIGATIONS.  Securities issued by a state
 or political subdivision to obtain funds for various
 public purposes .
Municipal obligations include
 participation certificates in leases, installment
 purchase contracts and conditional sales contracts.
Credit, liquidity, political and tax risks.                      35         --           35         --       --

OPTIONS AND FUTURES.(1)    Contracts involving the right
 or obligation to deliver or receive assets or money
 depending upon the performance of one or more assets
 or an economic index.

 Currency, correlation, credit, interest rate, leverage,
 liquidity, opportunity and market risks.                        --         --          |X|        |X|      |X|

PREFERRED STOCK.  A class of stock that generally pays
 a dividend at a specified rate and has preference over
 common stock in the payment of dividends and
 liquidation. Market risk.                                      --          --           20        |X|      |X|

REPURCHASE AGREEMENTS.(1)  The purchase of a security
 and the simultaneous commitment to sell it back at
 an agreed upon price.
 Credit, market and leverage risks.                              |X|       |X|          |X|        |X|      |X|

REVERSE REPURCHASE AGREEMENTS.(1)(4)     The sale of a
 security and the simultaneous commitment to buy it back
 at an agreed upon price. Credit,
 leverage and market risks.                                     |X|        |X|          |X|        |X|       |X|

ADDITIONAL INVESTMENT PRACTICES AND RISKS

                                                               Prime      U.S.      Investment
                                                               Money    Treasury       Grade
                                                              Market   Obligations     Bond      Global   Equity
                                                               Fund       Fund         Fund       Fund     Fund
                                                               ----       ----         ----       ----     ----
RESTRICTED SECURITIES.(5)  Securities not registered
 under the Securities
 Act of 1933. Market and valuation risks.                       |X|         --          |X|        |X|       |X|

RIGHTS AND WARRANTS.  A contract issued by a corporation
 enabling the owner to subscribe to and purchase a specified number of shares of the corporation at a specified price
 during a specified period of time.
 Market and valuation risks.                                     --         --           |X|        |X|      |X|

SECURITIES LENDING.(1)  The lending of securities
 to financial institutions, which provide cash or
 government securities as collateral. Credit risk.           33 1/3     33 1/3       33 1/3     33 1/3   33 1/3

SHORT- TERM TRADING. The sale of a security soon after its purchase.

A portfolio engaging in such trading will
 have higher turnover and transaction expenses. Such
 trading may also increase a shareholder's tax liability.
 Market risk.                                                    --         --          |X|        |X|      |X|

ADDITIONAL INVESTMENT PRACTICES AND RISKS

                                                               Prime      U.S.      Investment
                                                               Money    Treasury       Grade
                                                              Market   Obligations     Bond      Global       Equity
                                                               Fund       Fund         Fund       Fund         Fund
                                                               ----       ----         ----       ----         ----

SWAPS, CAPS AND FLOORS.(5)    Swaps involve the exchange
 of obligations by two parties. Caps and floors entitle
 a purchaser to a principal amount from the seller of
 the cap or floor to the extent that a specified
 index exceeds or falls below a predetermined interest
 rate or amount. Correlation, credit, interest rate,
 liquidity, management, market and opportunity risks.          --           --          |X|        |X|       |X|

TIME DEPOSITS.  Non- negotiable receipts issued by a
 bank in exchange for the deposit of funds. Liquidity risk.     |X|         --          20+         35+      20+

U.S. GOVERNMENT AGENCY SECURITIES.    Obligations issued
 by U.S. government agencies, such as the Federal
 National Mortgage Association (FNMA), including bills,
 notes, bonds, and separately traded registered interest
 and principal securities .  Although these securities have
 high credit ratings, the majority of these obligations
 are not backed by the full faith and credit of the U.S.
 government as are U.S. Treasury securities. Credit and
 interest rate risks.                                           |X|         --          |X|        |X|      20+

U.S. TREASURY SECURITIES.    Obligations issued or
 guaranteed as to payment of principal and interest by
 the full faith and credit of the U.S. government including
 bills, notes, bonds, and separately traded registered
 interest and principal securities. Market risk.                |X|         |X|         |X|        |X|     [A]20+

VARIABLE AND FLOATING RATE INSTRUMENTS.   Obligations
 with a yield that is reset on a periodic basis and
 loosely correlated to changes in money market interest
 rates, including variable and floating rate notes and bonds.
 Credit, interest rate and liquidity risks.                      |X|        --          |X|        |X|      |X|

When- Issued or Delayed- Delivery Securities.  The purchase or sale of securities for delivery at a future date.
Leverage, market and opportunity risks.                         |X|         |X          |X         |X|       |X|



(1) Each Fund has a fundamental investment policy regarding these practices or securities, as set forth in the Statement of Additional Information, which may in some cases be less restrictive than the operating policy set forth in the chart.

(2) The Money Market Funds may invest in these securities only if consistent with their objectives and Rule 2a-7.

(3) Each Fund's liquidity limit is calculated as a percentage of its net assets.

(4) Reverse repurchase agreements would also be subject to a Fund's policy on borrowings.

(5) Relative to other securities, these securities are more likely to be deemed illiquid and, therefore, may be subject to the restrictions on illiquid securities.

ADDITIONAL INVESTMENT PRACTICES AND RISKS


                                INVESTMENT RISKS

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "What are the main risks of investing in this Fund?" Because of these risks, the value of the securities held by each Fund may fluctuate, as will the value of your investment in the Fund. Certain investments and Funds are more susceptible to these risks than others.

CORRELATION RISK. The risk that changes in the value of a hedging instrument will not match those of the asset being hedged (hedging is the use of one investment to offset the effects of another investment). Incomplete correlation can result in unanticipated risks and volatility.

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

CURRENCY RISK. The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses.

FOREIGN INVESTMENT RISK. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

INFORMATION RISK. The risk that key information about a security or market is inaccurate or unavailable.

INTEREST RATE RISK. The risk of market losses attributable to changes in interest rates. With fixed- rate securities, a rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values.

LEVERAGE RISK. The risk associated with securities or practices (such as borrowing) that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

         - HEDGED. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

         - SPECULATIVE. To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivatives original cost.

ADDITIONAL INVESTMENT PRACTICES AND RISKS

LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

MANAGEMENT RISK. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks. This risk is common to all mutual funds.

MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable.

OPPORTUNITY RISK. The risk of foregoing an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

POLITICAL RISK. The risk of losses attributable to governmental or political actions, from changes in tax or trade statutes to governmental collapse and war. There are also risks in particular to investing in foreign securities, including higher transaction costs, delayed settlements, currency controls and adverse economic developments.

PRE-PAYMENT RISK. The risk that the principal repayment of a security will occur sooner than expected and will effect the rate of return on mortgage-backed securities and may result in greater price and yield volatility and possible investment losses. When mortgage obligations are pre- paid, a Fund may have to reinvest in securities with a lower yield. During periods of declining interest rates, prepayment rates can be expected to accelerate. Under certain interest rate and prepayment rate scenarios, a Fund may fail to recoup any premium paid on mortgage- related securities notwithstanding a direct or indirect governmental or agency guarantee.

TAX RISK. The risk that the issuer of tax- exempt securities will fail to comply with certain requirements of the Internal Revenue Code, which could cause interest income to be retroactively included in gross income.

VALUATION RISK. The risk that a Fund has valued certain of its securities at a higher price than it can sell them for.

PORTFOLIO TURNOVER. High portfolio turnover rates will generally result in higher transaction costs to a Fund and may increase the taxes payable by a Fund's shareholders.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

HOW TO OBTAIN MORE INFORMATION

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

More detailed information about the Eureka Funds is included in our SAI. The SAI has been filed with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI- ANNUAL REPORTS

These reports list the Funds' holdings and contain information on the market conditions and investment strategies that significantly affected the Eureka Funds' performance during the last year.

TO OBTAIN THE SAI, ANNUAL OR SEMI- ANNUAL REPORTS, OR MORE INFORMATION:

BY TELEPHONE:

Call (888) 890- 8121

BY MAIL:

Eureka Funds
P.O. Box 182792
Columbus, Ohio 43218- 2792

BY INTERNET:

www.eurekafunds.com

FROM THE SEC:

You can also obtain the SAI, the Annual and Semi- Annual Reports, and other information about the Eureka Funds, from the SEC's web site (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1- 202- 942- 8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, 450 5th Street, N.W., Washington, DC 20549- 0102 or by sending an e- mail to: publicinfo@sec.gov.

Eureka Funds' Investment Company Act registration number is 811-08305.


Call 1-888-890-8121 or your investment representative.

                                                       [EUREKA FUNDS LOGO]


                                                  ------------------------------
                                                  U.S. Treasury Obligations Fund
                                                  ------------------------------
                                                     Prime Money Market Fund
                                                  ------------------------------
                                                    Investment Grade Bond Fund
                                                  ------------------------------
   THE SECURITIES AND EXCHANGE COMMISSION                  Global Fund
  HAS NOT APPROVED OR DISAPPROVED THE SHARES      ------------------------------
  DESCRIBED IN THIS PROSPECTUS OR DETERMINED               Equity Fund
WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE.  ------------------------------
     ANY REPRESENTATION TO THE CONTRARY                   Prospectus Dated
           IS A CRIMINAL OFFENSE.                         January 30, 2002

            QUESTIONS?
       CALL 1-888-890-8121
OR YOUR INVESTMENT REPRESENTATIVE                    - CLASS A AND B SHARES -

EUR-0033                                                 NOT FDIC INSURED

HOW TO READ THIS PROSPECTUS


         This prospectus is arranged into different sections so that you can easily review this important information. The next page contains general information you should know about investing in the Funds.

EUREKA FUNDS

                                TABLE OF CONTENTS
                                  INTRODUCTION
                                        3
                                FUND SUMMARY, INVESTMENT STRATEGY, RISK/RETURN SUMMARY,
                                PERFORMANCE INFORMATION, AND FEES AND EXPENSES
If you would like more                  4         U.S. Treasury Obligations Fund
detailed information about              8         Prime Money Market Fund
each Fund, please see:                 12         Investment Grade Bond Fund
                                       17         Global Fund
                                       22         Equity Fund

                                SHAREHOLDER INFORMATION
If you would like more                 27         Distribution/Service Rule (12b-1) Fees and
information about the                             Shareholder Servicing Fees
following topics, please see:          27         Distribution Arrangements/Sales Charges
                                       30         Sales Charge Waivers
                                       31         Sales Charge Reductions
                                       31         Multiple Class Structure
                                       31         Opening An Account
                                       32         Buying Shares
                                       34         Selling Shares
                                       35         General Policies on Selling Shares
                                       36         Exchanging Shares
                                       36         Notes on Exchanges
                                       37         Pricing of Fund Shares
                                       39         Additional Investor Services
                                       40         Dividends and Distributions
                                       40         Taxes

                                INVESTMENT MANAGEMENT
                                       42         Investment Adviser
                                       43         Prior Performance of the Adviser
                                       46         Other Service Providers

                                FINANCIAL HIGHLIGHTS
                                       47         Financial Highlights

                                ADDITIONAL INVESTMENT PRACTICES AND RISKS
                                       52         Investment Practices

TO OBTAIN MORE INFORMATION ABOUT THE EUREKA FUNDS PLEASE REFER TO THE BACK COVER OF THE PROSPECTUS

INTRODUCTION

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities like stocks and bonds. Before you invest, you should know a few things about investing in mutual funds.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies or governments. These price movements, sometimes called volatility, will vary depending on the types of securities a Fund owns and the markets where these securities trade.

LIKE OTHER INVESTMENTS, YOU COULD LOSE MONEY ON YOUR INVESTMENT IN A FUND. YOUR INVESTMENT IN A FUND IS NOT A DEPOSIT OR AN OBLIGATION OF UNITED CALIFORNIA BANK, ITS AFFILIATES, OR ANY BANK. IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY.

Each Fund has its own investment goal and strategies for reaching that goal. However, it cannot be guaranteed that a Fund will achieve its goal. Before investing, make sure that the Fund's goal matches your own.

The portfolio manager invests each Fund's assets in a way that the manager believes will help the Fund achieve its goal. A manager's judgments about the bond and stock markets, economy and companies, and his or her method of investment selection, may cause a Fund to underperform other funds with similar objectives.

FUND SUMMARY, INVESTMENT STRATEGY AND RISKS

                         U.S. TREASURY OBLIGATIONS FUND

FUND SUMMARY

Investment Goal                     Current income with liquidity and stability
                                    of principal

Investment Focus                    U.S. Treasury securities and repurchase
                                    agreements collateralized by U.S. Treasury securities

Principal Investment Strategy       Invests in short- term U.S. Treasury
                                    securities

Share Price Volatility              Low

Investor Profile                    Short-term or highly risk averse investors
                                    seeking current income from a money market fund that invests in obligations supported by the full faith and credit of the U.S.
                                    government

INVESTMENT OBJECTIVE                The U.S. Treasury Obligations Fund seeks
                                    current income consistent with liquidity and stability of principal.



INVESTMENT STRATEGY                 The Fund invests exclusively in bills,
                                    notes, and bonds issued or guaranteed by the U.S. government, agency obligations supported by the full faith and credit of the U.S. government, and repurchase agreements collateralized by U.S. Treasury securities. The Fund intends to maintain an average weighted maturity of not greater than 90 days.


WHAT ARE THE MAIN RISKS OF          Your investment in the Fund may be subject
INVESTING IN THIS FUND?             to the following principal risks:

                                                Interest Rate Risk--Interest
                                                rate risk involves the
                                                possibility that the Fund's
                                                yield will decrease due to a
                                                decline in interest rates.

                                                Net Asset Value Risk--The risk
                                                that the Fund will be unable to
                                                meet its goal of a constant $1
                                                per share.

                                                For more information about these
                                                risks please refer to the
                                                section titled "Additional
                                                Investment Practices and Risks."

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF UNITED CALIFORNIA BANK, ITS AFFILIATES, OR ANY BANK, AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

FUND SUMMARY, INVESTMENT STRATEGY AND RISKS

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the Fund's performance from year to year.

PERFORMANCE BAR CHART AND TABLE (CLASS A SHARES)*


                         Best Quarter:     Q__    ____    ____%

                         Worst Quarter:    Q__    ____    ____%






* The performance information shown above is based on a calendar year.

FUND SUMMARY, INVESTMENT STRATEGY AND RISKS

This table compares the Fund's average annual total returns for periods ending December 31, 2001 to those of the Lipper U.S. Treasury Money Market Funds Average.

                                             AVERAGE ANNUAL TOTAL RETURNS
                                             (for the periods ending
                                             December 31, 2001)

                                                                        SINCE INCEPTION
                                                           1 YEAR          (2/3/98)
U.S. TREASURY OBLIGATIONS FUND--CLASS A SHARES             ____%            ____%
U.S. TREASURY OBLIGATIONS FUND--CLASS B SHARES(1)
(with applicable Contingent Deferred Sales Charge)         ____%            ____%
LIPPER U.S. TREASURY MONEY MARKET FUNDS AVERAGE(2)         ____%            ____%






(1) Performance for Class B Shares FOR THE PERIOD PRIOR TO THE INCEPTION OF CLASS B SHARES ON 2/1/01 is based on the performance of Class A Shares (without sales charges) adjusted to reflect the maximum deferred sales charge and distribution/service (12b-1) fees applicable to Class B Shares.

(2) The Lipper U.S. Treasury Money Market Funds Average is based on an arithmetic average of the performance of U.S. Treasury money market funds as reported by Lipper Inc.


YIELD


All mutual funds must use the same formulas to calculate yield and effective yield. The Fund typically advertises performance in terms of a 7- day yield and 7- day effective yield and may advertise total return. The 7- day yield quotation more closely reflects current earnings of the Fund than the total return quotation. The 7- day effective yield will be slightly higher than the yield because of the compounding effect of the assumed reinvestment. Current yields and effective yields fluctuate daily and will vary due to factors such as interest rates and the quality, length of maturities, and type of investments in the portfolio. The 7- day yield for the period ended December 31, 2001 was ___%.


You may obtain the most current yield information for the Fund by calling (888) 890- 8121.

FUND SUMMARY, INVESTMENT STRATEGY AND RISKS

FEES AND EXPENSES

THIS TABLE DESCRIBES THE SHAREHOLDER FEES THAT YOU PAY IF YOU PURCHASE OR SELL FUND SHARES. YOU WOULD PAY THESE FEES DIRECTLY FROM YOUR INVESTMENT IN A FUND.


SHAREHOLDER FEES(1)                                                              CLASS A SHARES         CLASS B SHARES
                                                                                 --------------         --------------
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                                                     None                   None

Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)                                                    None                  4.00%(2)

Redemption Fee
(as a percentage of amount redeemed)(3)                                                   0%                       0%

THIS TABLE DESCRIBES THE FUND'S EXPENSES THAT YOU PAY INDIRECTLY IF YOU HOLD FUND SHARES.


ANNUAL FUND OPERATING EXPENSES                                                   CLASS A SHARES         CLASS B SHARES
                                                                                 --------------         --------------
Investment Advisory Fees                                                               0.20%                  0.20%
Distribution/Service (12b- 1) Fees                                                     0.25%                  1.00%
Other Expenses                                                                        ____%                 ____%
Total Annual Fund Operating Expenses                                                  ____%                 ____%



(1) A shareholder's account may be charged account fees, by its financial institution, for automatic investments, exchanges, and other investment services. Please refer to the section titled "Shareholder Information."

(2) A CDSC on Class B Shares declines over six years starting with year one and ending in year seven from: 4%, 4%, 3%, 3%, 2%, 1%.

(3) Does not include any wire transfer fees, if applicable. Currently, a wire transfer fee is not being charged by the Transfer Agent.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Amounts are presented assuming redemption at the end of each period. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


                                                          1 YEAR           3 YEARS          5 YEARS        10 YEARS
                                                          ------           -------          -------        --------
Class A Shares                                            $____           $____          $____            $____
Class B Shares
     Assuming redemption                                  $____            $____         $____            $____
     Assuming no redemption                               $____            $____         $____            $____

FUND SUMMARY, INVESTMENT STRATEGY AND RISKS

                             PRIME MONEY MARKET FUND

FUND SUMMARY

Investment Goal                     Current income with liquidity and stability
                                    of principal

Investment Focus                    High quality money market instruments

Principal Investment Strategy       Invests in high- quality, short- term debt
                                    instruments

Share Price Volatility              Low

Investor Profile                    Short- term or risk averse investors seeking
                                    current income from a money market fund that invests in high quality instruments

INVESTMENT OBJECTIVE                The Prime Money Market Fund seeks as high a
                                    level of current income as is consistent with maintaining liquidity and stability of principal.


INVESTMENT STRATEGY                 The Fund invests primarily in U.S.
                                    government agency securities, high- quality commercial paper, short- term corporate debt obligations, and repurchase agreements. To be considered high- quality, a security must be rated in one of the two highest credit quality categories for short- term securities or, if not rated, determined by the Adviser to be of comparable quality. The
                                    Fund intends to maintain an average weighted maturity of not greater than 90 days. ===


WHAT ARE THE MAIN RISKS OF          Your investment in the Fund may be subject
INVESTING IN THIS FUND?             to the following principal risks:

                                                Credit Risk--Credit risk is the
                                                possibility that an issuer
                                                cannot make timely interest and
                                                principal payments on its
                                                securities. Because the Fund
                                                will only invest in securities
                                                believed to pose minimal credit
                                                risk, it is unlikely that losses
                                                due to credit risk will cause a
                                                decline in the value of your
                                                investment. However, even if not
                                                severe enough to cause such a
                                                decline in principal value,
                                                credit losses could reduce the
                                                Fund's yield. In general, lower-
                                                rated securities have higher
                                                credit risks.

                                                Interest Rate Risk--Interest
                                                rate risk involves the
                                                possibility that the Fund's
                                                yield will decrease due to a
                                                decline in interest rates.

                                                Net Asset Value Risk--The risk
                                                that the Fund will be unable to
                                                meet its goal of a constant $1
                                                per share.

                                                For more information about these
                                                risks please refer to the
                                                section titled "Additional
                                                Investment Practices and Risks."

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF UNITED CALIFORNIA BANK, ITS AFFILIATES, OR ANY

BANK, AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

FUND SUMMARY, INVESTMENT STRATEGY AND RISKS

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the Fund's performance from year to year.

PERFORMANCE BAR CHART AND TABLE (CLASS A SHARES)*


                        Best Quarter:     Q__    ____    ____%

                        Worst Quarter:    Q__    ____    ____%


















* The performance information shown above is based on a calendar year.

FUND SUMMARY, INVESTMENT STRATEGY AND RISKS


This table compares the Fund's average annual total returns for periods ending December 31, 2001 to those of the Lipper Money Market Funds Average.E

                                                                       AVERAGE ANNUAL TOTAL RETURNS
                                                                       (for the periods ending
                                                                       December 31, 2001)

                                                                         1 YEAR         5 YEARS         10 YEARS
                                                                         ------         -------         --------
PRIME MONEY MARKET FUND--CLASS A SHARES                                   ____%           ____%            ____%
PRIME MONEY MARKET FUND--CLASS B SHARES(1)
(with applicable Contingent Deferred Sales Charge)                        ____%           ____%            ____%
LIPPER MONEY MARKET FUNDS AVERAGE(2)                                      ____%           ____%            ____%


(1) Performance for Class B Shares for the period prior to the inception of Class B Shares on 2/1/01 is based on the performance of Class A Shares (without sales charges) adjusted to reflect the maximum deferred sales charge and distribution/service (12b- 1) fees applicable to Class B Shares.

(2) The Lipper Money Market Funds Average is based on an arithmetic average of the performance of money market funds as reported by Lipper Inc.

+ The above- quoted performance data includes the performance of a predecessor fund for the period before the Prime Money Market Fund commenced operations (11/1/97) adjusted to reflect the deduction of fees and expenses applicable to the Class A Shares of the Prime Money Market Fund as stated in this prospectus in the Fees and Expenses section (i.e., adjusted to reflect anticipated fees and expenses, absent any fee waivers). The predecessor fund was not registered under the Investment Company Act of 1940 (1940 Act) and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code. If the predecessor fund had been registered under the 1940 Act, its performance may have been adversely affected. The investment objective, restrictions and guidelines of the Prime Money Market Fund are substantially similar in all material respects to its predecessor fund.

YIELD

All mutual funds must use the same formulas to calculate yield and effective yield. The Fund typically advertises performance in terms of a 7- day yield and 7- day effective yield and may advertise total return. The 7- day yield quotation more closely reflects current earnings of the Fund than the total return quotation. The 7- day effective yield will be slightly higher than the yield because of the compounding effect of the assumed reinvestment. Current yields and effective yields fluctuate daily and will vary due to factors such as interest rates and the quality, length of maturities, and type of investments in the portfolio. The 7- day yield for the period ended December 31, 2001 was ___%.

You may obtain the most current yield information for the Fund by calling (888) 890- 8121.

FUND SUMMARY, INVESTMENT STRATEGY AND RISKS

FEES AND EXPENSES

THIS TABLE DESCRIBES THE SHAREHOLDER FEES THAT YOU PAY IF YOU PURCHASE OR SELL FUND SHARES. YOU WOULD PAY THESE FEES DIRECTLY FROM YOUR INVESTMENT IN A FUND.

SHAREHOLDER FEES(1)                                                                CLASS A SHARES       CLASS B SHARES
                                                                                   --------------       ---------------
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                                                          None              None
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)                                                         None             4.00%(2)
Redemption Fee
(as a percentage of amount redeemed)(3)                                                          0%                0%

THIS TABLE DESCRIBES THE FUND'S EXPENSES THAT YOU PAY INDIRECTLY IF YOU HOLD FUND SHARES.


ANNUAL FUND OPERATING EXPENSES                                                     CLASS A SHARES       CLASS B SHARES
                                                                                   --------------       --------------
Investment Advisory Fees                                                                    0.30%             0.30%
Distribution/Service (12b- 1) Fees                                                          0.25%             1.00%
Other Expenses                                                                             ____%            ____%
Total Annual Fund Operating Expenses                                                       ____%            ____%


(1) A shareholder's account may be charged account fees, by its financial institution, for automatic investments, exchanges, and other investment services. Please refer to the section titled "Shareholder Information."

(2) A CDSC on Class B Shares declines over six years starting with year one and ending in year seven from: 4%, 4%, 3%, 3%, 2%, 1%.

(3) Does not include any wire transfer fees, if applicable. Currently, a wire transfer fee is not being charged by the Transfer Agent.

EXAMPLE

         This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Amounts are presented assuming redemption at the end of each period. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


                                     1 YEAR           3 YEARS       5 YEARS         10 YEARS
                                     ------           -------       -------         --------
Class A Shares                       $____            $____         $____            $____
Class B Shares
     Assuming redemption             $____            $____         $____            $____
     Assuming no redemption          $____            $____         $____            $____

FUND SUMMARY, INVESTMENT STRATEGY AND RISKS

                           INVESTMENT GRADE BOND FUND

FUND SUMMARY

Investment Goal                             A high level of income,
                                            consistent with preservation of
                                            capital

Investment Focus                            Investment grade debt obligations

Principal                                   Investment Strategy Attempts to
                                            identify fixed income securities
                                            with high expected returns using a
                                            quantitative securities selection
                                            process

Share Price Volatility                      Low to Medium

Investor Profile                            Investors willing to accept
                                            low to medium price fluctuation in
                                            order to receive monthly income from
                                            their investment.

INVESTMENT OBJECTIVE                        The Investment Grade Bond Fund
                                            seeks a high level of income,
                                            consistent with preservation of
                                            capital.

INVESTMENT STRATEGY                         The Fund invests in a broad
                                            range of fixed income securities,
                                            including U.S. Treasury securities,
                                            U.S. agency securities, mortgage
                                            related securities, and corporate
                                            bonds. The Fund will invest at least
                                            80% of its net assets in bonds which
                                            are investment grade securities. To
                                            be considered investment grade, a
                                            security must be rated in one of the
                                            four highest credit quality
                                            categories by a nationally
                                            recognized statistical rating
                                            organizations ("NRSRO") or, if not
                                            rated, determined by the Adviser to
                                            be of comparable quality.

                                            The Adviser uses its proprietary,
                                            quantitative security selection
                                            strategy to determine the optimal
                                            combination of investments in the
                                            portfolio. Quantitative investment
                                            models and risk management systems
                                            assist the Adviser in identifying
                                            the optimal choice of yield, credit
                                            rating, maturity, and coupon rate,
                                            among other factors. The Adviser
                                            seeks the fixed income sectors
                                            and/or securities with high expected
                                            relative return premiums, adjusted
                                            for risk. Fundamental valuation,
                                            macroeconomic, return and risk
                                            measures are all employed to
                                            determine the expected relative
                                            return premium for each sector
                                            and/or security. Once the
                                            attractiveness of the various
                                            investment sector and individual
                                            security alternatives is determined,
                                            the portfolio is constructed so as
                                            to overweight those sectors and/or
                                            securities with the most- favorable
                                            prospects, according to the current
                                            quantitative analysis.

                                            The Fund may invest up to 20% of its
                                            assets in non- investment grade debt
                                            securities rated in the fifth
                                            highest rating category (rated B- ),
                                            preferred stocks and convertible
                                            securities. In the event that a
                                            security held by the Fund is
                                            downgraded, the Fund may continue to
                                            hold such security until such time
                                            as the Adviser deems it to be
                                            advantageous to dispose of the
                                            security.

FUND SUMMARY, INVESTMENT STRATEGY AND RISKS

                                            In pursuing its investment
                                            objective, the Fund expects that its
                                            portfolio will be characterized by
                                            investment risk that is similar to
                                            that of a broadly diversified
                                            investment grade bond portfolio,
                                            such as a portfolio structured to
                                            match the Lehman Brothers Aggregate
                                            Bond Index or the Salomon Broad
                                            Investment Grade Bond Index. The
                                            Fund seeks to maintain a dollar-
                                            weighted average portfolio maturity
                                            of five to ten years.

                                            The Fund may, from time to time,
                                            take temporary defensive positions
                                            that are inconsistent with the
                                            Fund's principal investment
                                            strategies in attempting to respond
                                            to adverse market, economic,
                                            political, or other conditions. In
                                            these and in other cases, the Fund
                                            may not achieve its investment
                                            objective.

WHAT ARE THE MAIN RISKS OF INVESTING        Loss of money is a risk of investing
                                            in the Fund. In addition, your
IN THIS FUND?                               investment in the Fund may be
                                            subject to the following principal
                                            risks:

                                            Credit Risk--Credit risk is the
                                            possibility that an issuer cannot
                                            make timely interest and principal
                                            payments on its debt obligations,
                                            such as bonds. In general, lower-
                                            rated bonds have higher credit
                                            risks. However, because the Fund
                                            invests primarily in investment
                                            grade debt obligations, credit risk
                                            is minimized.

                                            Interest Rate Risk--Interest rate
                                            risk involves the possibility that
                                            the value of the Fund's investments
                                            will decline due to an increase in
                                            interest rates. In general, the
                                            longer a security's maturity, the
                                            greater the interest rate risk.

                                            Prepayment/Call Risk--Prepayment
                                            risk is the chance that the
                                            repayment of mortgages backing a
                                            security will occur sooner than
                                            expected. Call risk is the
                                            possibility that during periods of
                                            falling interest rates, a bond
                                            issuer will "call"--or repay--its
                                            high- yielding bond before the
                                            bond's maturity date. In each case,
                                            the Fund may be forced to reinvest
                                            in securities with a lower yield. It
                                            may also lose any premium paid for
                                            the bond. Changes in prepayment/call
                                            rates can result in greater price
                                            and yield volatility.

                                            The Fund may trade securities
                                            actively, which could increase its
                                            transaction costs (thus lowering
                                            performance) and may increase the
                                            amount of taxes that you pay.

                                            For more information about these
                                            risks please refer to the section
                                            titled "Additional Investment
                                            Practices and Risks."

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF UNITED CALIFORNIA BANK, ITS AFFILIATES, OR ANY BANK, AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

FUND SUMMARY, INVESTMENT STRATEGY AND RISKS

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the Fund's performance from year to year. Sales loads are not reflected in the bar chart and if they were reflected, returns would be less than those shown.

PERFORMANCE BAR CHART AND TABLE*


                      Best Quarter:     Q__    ____    ____%

                      Worst Quarter:    Q__    ____    ____%






* The performance information shown above is based on a calendar year.

FUND SUMMARY, INVESTMENT STRATEGY AND RISKS


This table compares the Fund's average annual total returns for periods ending December 31, 2001 to those of the Lehman Brothers Aggregate Bond Index, the Salomon Broad Investment Grade Bond Index, and the Lipper Intermediate Investment Grade Debt Funds Average.

                                                                       AVERAGE ANNUAL TOTAL RETURNS
                                                                       (for the periods ending
                                                                       December 31, 2001)
                                                                                                        SINCE INCEPTION
                                                                                           1 YEAR          (2/3/98)
INVESTMENT GRADE BOND FUND--CLASS A SHARES
(with 3.50% sales charge)                                                                  ____%            ____%

INVESTMENT GRADE BOND FUND--CLASS B SHARES(1)
(with applicable Contingent Deferred Sales Charge)                                         ____%            ____%

LEHMAN BROTHERS AGGREGATE BOND INDEX(2)                                                    ____%            ____%

SALOMON BROAD INVESTMENT GRADE BOND INDEX(3)                                               ____%            ____%

LIPPER INTERMEDIATE INVESTMENT GRADE DEBT FUNDS AVERAGE(4)                                 ____%            ____%


(1) Performance for Class B Shares for the period prior to the inception of Class B Shares on 2/1/01 is based on the performance of Class A Shares (without sales charges) adjusted to reflect the maximum deferred sales charge and distribution/service (12b- 1) fees applicable to Class B Shares.

(2) The Lehman Brothers Aggregate Bond Index is an unmanaged index generally representative of the performance of intermediate- term government bonds, investment grade corporate debt securities and mortgage- backed securities.

(3) The Salomon Broad Investment Grade Bond Index is an unmanaged index generally representative of the performance of U.S. investment grade bonds with over one year to maturity.

(4) The Lipper Intermediate Investment Grade Debt Funds Average is based on an arithmetic average of the performance of intermediate investment grade debt funds as reported by Lipper Inc.

FUND SUMMARY, INVESTMENT STRATEGY AND RISKS

FEES AND EXPENSES

THIS TABLE DESCRIBES THE SHAREHOLDER FEES THAT YOU PAY IF YOU PURCHASE OR SELL FUND SHARES. YOU WOULD PAY THESE FEES DIRECTLY FROM YOUR INVESTMENT IN A FUND.

SHAREHOLDER FEE(1)                                                                 CLASS A SHARES       CLASS B SHARES
                                                                                   --------------       ---------------
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                                                      3.50%(2)             None

Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)                                                       None              4.00%(3)

Redemption Fee (as a percentage of amount redeemed)(4)                                        0%                 0%

THIS TABLE DESCRIBES THE FUND'S EXPENSES THAT YOU PAY INDIRECTLY IF YOU HOLD
FUND SHARES.


ANNUAL FUND OPERATING EXPENSES                                                     CLASS A SHARES       CLASS B SHARES
                                                                                   --------------       --------------
Investment Advisory Fees                                                                    0.60%             0.60%
Distribution/Service (12b- 1) Fees                                                          0.25%             1.00%
Other Expenses                                                                             ____%            ____%
Total Annual Fund Operating Expenses                                                       ____%            ____%


(1) A shareholder's account may be charged account fees, by its financial institution, for automatic investments, exchanges, and other investment services. Please refer to the section titled "Shareholder Information."

(2)        Lower sales charges are available depending upon the amount invested.
           For investments of $1 million or more, a contingent deferred sales charge is applicable to redemptions within one year of purchase. See "Distribution Arrangements."

(3) A CDSC on Class B Shares declines over six years starting with year one and ending in year seven from: 4%, 4%, 3%, 3%, 2%, 1%.

(4) Does not include any wire transfer fees, if applicable. Currently, a wire transfer fee is not being charged by the Transfer Agent.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same.

Amounts are presented assuming redemption at the end of each period. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


                                                          1 YEAR           3 YEARS          5 YEARS        10 YEARS
                                                          ------           -------          -------        --------
Class A Shares                                            $____           $____          $____            $____
Class B Shares
     Assuming redemption                                  $____            $____         $____            $____

     Assuming no redemption                               $____            $____         $____            $____

FUND SUMMARY, INVESTMENT STRATEGY AND RISKS

                                   GLOBAL FUND


FUND SUMMARY

Investment Goal                             Long- term capital growth

Investment Focus                            Common stocks of U.S. and foreign
                                            issuers

Principal Investment Strategy               Attempts to diversify investments
                                            across countries, currencies, and
                                            economic sectors using a
                                            quantitative selection process

Share Price Volatility                      Medium to high

Investor Profile                            Investors with long- term investment
                                            goals seeking primarily growth of
                                            capital

INVESTMENT OBJECTIVE                        The Global Fund (formerly the Global
                                            Asset Allocation Fund) seeks long-
                                            term capital growth.

INVESTMENT STRATEGY                         Through the use of a disciplined
                                            quantitative process, the Fund
                                            intends to invest in, and assume a
                                            level of risk commensurate with a
                                            globally diversified portfolio of
                                            large capitalization stocks. The
                                            Adviser will use a variety of
                                            quantitative investment models to
                                            assess the risk--adjusted return
                                            outlooks for investments across
                                            various economic sectors, countries,
                                            currencies, and asset classes. Once
                                            the relative attractiveness of the
                                            various investment alternatives has
                                            been assessed, the portfolio is
                                            constructed so as to overweight
                                            those economic sectors, countries,
                                            currencies, and asset classes with
                                            the most favorable prospects,
                                            according to the results of the
                                            Adviser's quantitative research. The
                                            Fund seeks to outperform the Morgan
                                            Stanley Capital International World
                                            Index (the "MSCI World Index") and
                                            expects that its exposure will be
                                            characterized by investment risk
                                            that is similar to that of the MSCI
                                            World Index.

                                            The Fund will invest in stocks
                                            selected primarily from those
                                            countries represented in the MSCI
                                            World Index.

                                            By diversifying across countries,
                                            currencies, economic sectors, and
                                            asset classes, the Fund pursues its
                                            capital appreciation goals while
                                            seeking to control portfolio risk.
                                            The Fund will normally invest at
                                            least 65% of its assets in
                                            securities representing at least
                                            three different countries, including
                                            the United States.

                                            In order to execute its strategy in
                                            an efficient manner, the Adviser may
                                            utilize equity index, bond index,
                                            and currency futures contracts in
                                            the various countries. The Fund may
                                            use futures contracts to provide an
                                            efficient means of achieving broad
                                            market exposure to the stock, fixed
                                            income and currency markets of a
                                            particular country, to provide
                                            liquidity, and to facilitate asset
                                            allocation or sector rotation
                                            shifts.

                                            The Fund may, from time to time,
                                            take temporary defensive positions
                                            that are inconsistent with the
                                            Fund's principal investment
                                            strategies in attempting to respond
                                            to adverse market, economic,
                                            political, or other conditions. In
                                            these and in other cases, the Fund
                                            may not achieve its investment
                                            objective.



FUND SUMMARY, INVESTMENT STRATEGY AND RISKS

WHAT ARE THE MAIN RISKS OF INVESTING        Loss of money is a risk of investing
                                            in the Fund. In addition, your
IN THIS FUND?                               investment in the Fund may be
                                            subject to the following principal
                                            risks:

                                                     Foreign Securities
                                                     Risk--Investing in foreign
                                                     markets involves greater
                                                     risk than investing in the
                                                     United States. Foreign
                                                     securities may be affected
                                                     by such factors as
                                                     fluctuations in currency
                                                     exchange rates, incomplete
                                                     or inaccurate financial
                                                     information on companies,
                                                     social upheavals and
                                                     political actions ranging
                                                     from tax code changes to
                                                     governmental collapse.


                                                     Market Risk--Market risk is
                                                     the possibility that the
                                                     Fund's investments in
                                                     equity securities will
                                                     decline because of drops in
                                                     the stock market. Stock
                                                     markets tend to move in
                                                     cycles, with periods of
                                                     either rising or falling
                                                     prices. The value of your
                                                     investment will fluctuate
                                                     in response to these
                                                     movements.

                                                     Investment Style
                                                     Risk--Investment style risk
                                                     is the possibility that
                                                     returns from large
                                                     capitalization stocks will
                                                     trail returns from other
                                                     asset classes or the
                                                     overall stock market.

                                                     Futures/Derivatives
                                                     Risk--Futures/derivatives
                                                     risk involves the
                                                     possibility that in the
                                                     event of adverse price
                                                     movements, the Fund would
                                                     have to make cash payments,
                                                     which may necessitate
                                                     selling portfolio
                                                     securities at a
                                                     disadvantageous time, to
                                                     maintain its required
                                                     margin.

                                                     The Fund may trade
                                                     securities actively, which
                                                     could increase its
                                                     transaction costs (thus
                                                     lowering performance) and
                                                     may increase the amount of
                                                     taxes that you pay.

                                                     For more information about
                                                     these risks please refer to
                                                     the section titled
                                                     "Additional Investment
                                                     Practices and Risks."


AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF UNITED CALIFORNIA BANK, ITS AFFILIATES, OR ANY BANK, AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

FUND SUMMARY, INVESTMENT STRATEGY AND RISKS

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the Fund's performance from year to year. Sales loads are not reflected in the bar chart and if they were reflected, returns would be less than those shown.

PERFORMANCE BAR CHART AND TABLE (CLASS A SHARES)*


                            Best Quarter:     Q__    ____    ____%

                            Worst Quarter:    Q__    ____    ____%




















* The performance information shown above is based on a calendar year.

FUND SUMMARY, INVESTMENT STRATEGY AND RISKS


This table compares the Fund's average annual total returns for periods ending December 31, 2001 to those of the Morgan Stanley Capital International World Index and the Lipper Global EQUITY Funds Average.

                                                                       AVERAGE ANNUAL TOTAL RETURNS
                                                                       (for the periods ending
                                                                       December 31, 2001)

                                                                                                        SINCE INCEPTION
                                                                                          1 YEAR           (2/3/98)
GLOBAL FUND--CLASS A SHARES(1)
(with 5.00% sales charge)                                                                  ____%            ____%

GLOBAL FUND--CLASS B SHARES(2)
(with applicable Contingent Deferred Sales Charge)                                         ____%            ____%

MORGAN STANLEY CAPITAL INTERNATIONAL WORLD INDEX(

3)                                                                                        ____%            ____%

LIPPER GLOBAL EQUITY FUNDS AVERAGE(4)                                                     ____%            ____%



(1) On October 15, 2001, the Global Asset Allocation Fund's investment focus was changed from a portfolio investing in global stocks and bonds into a global stocks- only portfolio invested more with a focus on global industrial sectors. At this time, the Global Asset Allocation Fund was renamed the Global Fund. The Global Fund's performance since this restructuring on October 15, 2001 for the period December 31, 2001 (not annualized) was __% for Class A Shares, and ___% for Class B Shares.

(2) Performance for Class B Shares for the period prior to the inception of Class B Shares on 2/1/01 is based on the performance of Class A Shares (without sales charges) adjusted to reflect the maximum deferred sales charge and distribution/service (12b- 1) fees applicable to Class B Shares.

(3) The Morgan Stanley Capital International World Index is an unmanaged global index of equity prices based on 1,375 companies from the U.S., U.K., Europe, Asia, and Canada, covering roughly 60% of the market capitalization of world stock exchanges.

(4) The Lipper Global Equity Funds Average is based on an arithmetic average of global equity funds as reported by Lipper Inc.

FUND SUMMARY, INVESTMENT STRATEGY AND RISKS

FEES AND EXPENSES

THIS TABLE DESCRIBES THE SHAREHOLDER FEES THAT YOU PAY IF YOU PURCHASE OR SELL FUND SHARES. YOU WOULD PAY THESE FEES DIRECTLY FROM YOUR INVESTMENT IN A FUND.

SHAREHOLDER FEES(1)                                                                CLASS A SHARES        CLASS B SHARES
                                                                                   --------------        --------------
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                                                      5.00%(2)           None

Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)                                                         None          4.00%(3)

Redemption Fee (as a percentage of amount redeemed)(4)                                         0%             0%

THIS TABLE DESCRIBES THE FUND'S EXPENSES THAT YOU PAY INDIRECTLY IF YOU HOLD FUND SHARES.


ANNUAL FUND OPERATING EXPENSES                                                     CLASS A SHARES       CLASS B SHARES
                                                                                   --------------       --------------
Investment Advisory Fees                                                                    0.90%             0.90%
Distribution/Service (12b- 1) Fees                                                          0.25%             1.00%
Other Expenses                                                                             ____%            ____%
Total Annual Fund Operating Expenses                                                       ____%            ____%

(1) A shareholder's account may be charged account fees, by its financial institution, for automatic investments, exchanges, and other investment services. Please refer to the section titled "Shareholder Information."

(2)        Lower sales charges are available depending upon the amount invested.
           For investments of $1 million or more, a contingent deferred sales charge is applicable to redemptions within one year of purchase. See "Distribution Arrangements."

(3) A CDSC on Class B Shares declines over six years starting with year one and ending in year seven from: 4%, 4%, 3%, 3%, 2%, 1%.

(4) Does not include any wire transfer fees, if applicable. Currently, a wire transfer fee is not being charged by the Transfer Agent.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Amounts are presented assuming redemption at the end of each period. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


                                                          1 YEAR           3 YEARS          5 YEARS        10 YEARS
                                                          ------           -------          -------        --------
Class A Shares                                            $____           $____          $____            $____
Class B Shares
     Assuming redemption                                  $____            $____         $____            $____

     Assuming no redemption                               $____            $____         $____            $____

FUND SUMMARY, INVESTMENT STRATEGY AND RISKS


                                   EQUITY FUND

FUND SUMMARY

Investment Goal                             Long- term capital growth

Investment Focus                            U.S. common stocks

Principal Investment Strategy               Attempts to identify large
                                            capitalization stocks of undervalued
                                            companies and/or growth companies
                                            using a quantitative securities
                                            selection process

Share Price Volatility                      Medium to high

Investor Profile                            Investors with long- term investment
                                            goals who are looking primarily for
                                            growth of capital

INVESTMENT OBJECTIVE                        The Equity Fund seeks long- term
                                            capital growth.


INVESTMENT STRATEGY                         The Fund attempts to identify large
                                            capitalization stocks of both
                                            undervalued companies and growth
                                            companies using a quantitative
                                            securities selection process. The
                                            Fund intends to invest at least 80%
                                            of its assets in the common stocks
                                            of corporations representing a broad
                                            cross section of the U.S. economy.
                                            Common stocks are chosen based
                                            upon the Adviser's quantitative
                                            stock selection models which rank
                                            the universe of U.S. common stocks
                                            in the S&P 500 Index according to
                                            their valuation, growth, return, and
                                            risk measures. The stocks assigned
                                            the highest ratings are those deemed
                                            to have a greater potential for
                                            price appreciation over a short-to-
                                            intermediate term horizon.


                                            The Fund's portfolio is constructed
                                            so that the aggregate investment
                                            characteristics of the Fund are
                                            similar to those of the S&P 500
                                            Index, which include such measures
                                            as economic sector diversification,
                                            P/E ratio, dividend yield, and
                                            market "beta" (or sensitivity).
                                            However, while maintaining aggregate
                                            investment characteristics similar
                                            to those of the S&P 500 Index, the
                                            Fund seeks to invest in individual
                                            common stocks- including stocks
                                            which may not be part of that Index-
                                            which the Adviser believes hold a
                                            greater potential for price
                                            appreciation. As of the date of this
                                            Prospectus, the S&P 500 Index
                                            statistics were as follows: the
                                            weighted average market
                                            capitalization was $___ billion, the
                                            mean market capitalization was $___
                                            billion, the smallest company had a
                                            market capitalization of $___
                                            million, and the largest company had
                                            a market capitalization of $___
                                            billion.

FUND SUMMARY, INVESTMENT STRATEGY AND RISKS

                                 The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. In these and in other cases, the Fund may not achieve its investment objective.

                                 Although the Fund normally intends to be fully invested in common stocks, it may invest temporarily in certain short- term fixed income securities, investment company securities, and money market instruments. Such securities may be used to invest uncommitted cash balances or to maintain liquidity in order to meet shareholder redemptions.

WHAT ARE THE MAIN RISKS OF       Loss of money is a risk of investing in the
INVESTING                        Fund. In addition, your investment in the Fund
                                 may be subject to the following principal
IN THIS FUND?                    risks:

                                            Market Risk--Market risk is the
                                            possibility that the Fund's
                                            investments in equity securities
                                            will decline because of drops in the
                                            stock market. Stock markets tend to
                                            move in cycles, with periods of
                                            either rising or falling prices. The
                                            value of your investment will
                                            fluctuate in response to these
                                            movements.

                                            Investment Style Risk--Investment
                                            style risk is the possibility that
                                            returns from large capitalization
                                            stocks (generally, stocks in the S&P
                                            500 Index) will trail returns from
                                            other asset classes or the overall
                                            stock market.

                                            The Fund may trade securities
                                            actively, which could increase its
                                            transaction costs (thus lowering
                                            performance) and may increase the
                                            amount of taxes that you pay.

                                            For more information about these
                                            risks please refer to the section
                                            titled "Additional Investment
                                            Practices and Risks."

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF UNITED CALIFORNIA BANK, ITS AFFILIATES, OR ANY BANK, AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

FUND SUMMARY, INVESTMENT STRATEGY AND RISKS

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the Fund's performance from year to year. Sales loads are not reflected in the bar chart and if they were reflected, returns would be less than those shown.

PERFORMANCE BAR CHART AND TABLE*


                  Best Quarter:     Q__    ____    ____%

                  Worst Quarter:    Q__    ____    ____%











* The performance information shown above is based on a calendar year.

FUND SUMMARY, INVESTMENT STRATEGY AND RISKS


This table compares the Fund's average annual total returns for periods ending December 31, 2001 to those of the S&P 500 Index and the Lipper Large- Cap Core Average.



                                                                       AVERAGE ANNUAL TOTAL RETURNS
                                                                       (for the periods ending
                                                                       December 31, 2001)
                                                                                                       SINCE INCEPTION
                                                                                          1 YEAR          (2/3/98)

EQUITY FUND--CLASS A SHARES
(with 5.00% sales charge)                                                                  ____%            ____%

EQUITY FUND--CLASS B SHARES(1)
(with applicable Contingent Deferred Sales Charge)                                         ____%            ____%

S&P 500 INDEX(2)                                                                           ____%            ____%

LIPPER LARGE- CAP CORE AVERAGE(3)                                                          ____%            ____%


(1) Performance for Class B Shares for the period prior to the inception of Class B Shares on 2/1/01 is based on the performance of Class A Shares (without sales charges) adjusted to reflect the maximum deferred sales charge and distribution/service (12b- 1) fees applicable to Class B Shares.

(2) The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market.

(3) The Lipper Large- Cap Core Average is based on an arithmetic average of funds that invest at least 75% of their equity assets in companies with market capitalizations of greater than 300% of the dollar-weighted median market capitalizations of the S&P MidCap 400 Index, as reported by Lipper Inc. In September 1999, Lipper, Inc., replaced the Lipper U.S. Diversified Equity Funds Average with the Lipper Large- Cap Core Average.

FUND SUMMARY, INVESTMENT STRATEGY AND RISKS

FEES AND EXPENSES

THIS TABLE DESCRIBES THE SHAREHOLDER FEES THAT YOU PAY IF YOU PURCHASE OR SELL FUND SHARES. YOU WOULD PAY THESE FEES DIRECTLY FROM YOUR INVESTMENT IN A FUND.


SHAREHOLDER FEES(1)                                                                CLASS A SHARES        CLASS B SHARES
                                                                                   --------------        --------------

Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                                                      5.00%(2)           None

Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)                                                        None           4.00%(3)

Redemption Fee
(as a percentage of amount redeemed)(4)                                                        0%             0%

(1) A shareholder's account may be charged account fees, by its financial institution, for automatic investments, exchanges, and other investment services. Please refer to the section titled "Shareholder Information."

(2)        Lower sales charges are available depending upon the amount invested.
           For investments of $1 million or more, a contingent deferred sales charge is applicable to redemptions within one year of purchase. See "Distribution Arrangements."

(3) A CDSC on Class B Shares declines over six years starting with year one and ending in year seven from: 4%, 4%, 3%, 3%, 2%, 1%.

(4) Does not include any wire transfer fees, if applicable. Currently, a wire transfer fee is not being charged by the Transfer Agent.

THIS TABLE DESCRIBES THE FUND'S EXPENSES THAT YOU PAY INDIRECTLY IF YOU HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES                                                       CLASS A SHARES     CLASS B SHARES
                                                                                     --------------     --------------
Investment Advisory Fees                                                                    0.75%             0.75%
Distribution/Service (12b- 1) Fees                                                          0.25%             1.00%
Other Expenses                                                                              0.56%             0.56%
Total Annual Fund Operating Expenses                                                        1.56%             2.31%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Amounts are presented assuming redemption at the end of each period. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


                                                          1 YEAR           3 YEARS          5 YEARS        10 YEARS
                                                          ------           -------          -------        --------
Class A Shares                                            $____           $____          $____            $____
Class B Shares

     Assuming redemption                                  $____            $____         $____            $____
     Assuming no redemption                               $____            $____         $____            $____




SHAREHOLDER INFORMATION

        DISTRIBUTION/SERVICE (12b- 1) FEES AND SHAREHOLDER SERVICING FEES

The Funds have adopted a Distribution and Shareholder Services Plan under Rule 12b- 1 that allows Class A shares and Class B shares of each Fund to pay distribution and service fees for the sale and distribution of its shares and for services provided to shareholders. The Funds have also adopted a Service Plan that allows Class A shares and Class B shares of each Fund to compensate financial institutions for providing shareholder services to their customers and account holders. Because these fees are paid out of a Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The maximum distribution/service (12b- 1) fee is 0.25% of the average daily net assets of Class A shares of a Fund. The maximum distribution/service (12b- 1) fee is 1.00% of the average daily net assets of Class B shares of a Fund.

Class A Shares are also subject to a non- Rule 12b- 1 shareholder servicing fee. The maximum shareholder servicing fee is 0.25% of the average daily net assets of Class A shares of a Fund.

Over time shareholders may pay more than the equivalent of the maximum permitted front- end sales charge under the NASD rules because distribution and service fees are paid out of a Fund's assets on an ongoing basis.

                     DISTRIBUTION ARRANGEMENTS/SALES CHARGES

CALCULATION OF SALES CHARGE
CLASS A SHARES

Class A Shares are sold at their public offering price. This price equals NAV plus the initial sales charges, if applicable. Therefore, part of the money you invest will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

The current sales charge rates for the Investment Grade Bond Fund are as follows:

                                                             SALES CHARGE                         SALES CHARGE
       YOUR INVESTMENT                                         AS A % OF                            AS A % OF
                                                            OFFERING PRICE                       YOUR INVESTMENT
                                                            --------------                       ---------------
$0 but less than $25,000                                          3.50%                              3.63%
$25,000 but less than $50,000                                     3.25%                              3.36%
$50,000 but less than $100,000                                    2.75%                              2.83%
$100,000 but less than $250,000                                   2.50%                              2.56%
$250,000 but less than $500,000                                   2.00%                              2.04%
$500,000 but less than $1,000,000                                 1.50%                              1.52%
$1,000,000 and above(1)                                              0%                                 0%

(1) There is no initial sales charge on purchases of $1 million or more. However, a contingent deferred sales charge (CDSC) of up to 1.00% of the purchase price will be charged to the shareholder if shares are redeemed in the first year after purchase. This charge will be based on the lower of your cost for the shares or their NAV at the time of redemption. There will be no CDSC on reinvested distribution. For sales of $1 million or more, the Distributor will provide compensation to broker/dealers in an amount up to 1.00% of the offering price of such Shares up to $5 million and 0.50% of the offering price of such Shares over $5 million.

SHAREHOLDER INFORMATION

The current sales charge rates for the Global Fund and the Equity Fund are as follows:

                                                             SALES CHARGE                         SALES CHARGE
       YOUR INVESTMENT                                         AS A % OF                            AS A % OF
                                                            OFFERING PRICE                       YOUR INVESTMENT
                                                            --------------                       ---------------
$0 but less than $25,000                                          5.00%                              5.26%
$25,000 but less than $50,000                                     4.75%                              4.99%
$50,000 but less than $100,000                                    4.25%                              4.44%
$100,000 but less than $250,000                                   3.25%                              3.36%
$250,000 but less than $500,000                                   2.25%                              2.30%
$500,000 but less than $1,000,000                                 1.75%                              1.78%
$1,000,000 and above(1)                                              0%                                 0%

(1) There is no initial sales charge on purchases of $1 million or more. However, a contingent deferred sales charge (CDSC) of up to 1.00% of the purchase price will be charged to the shareholder if shares are redeemed in the first year after purchase. This charge will be based on the lower of your cost for the shares or their NAV at the time of redemption. There will be no CDSC on reinvested distribution. For sales of $1 million or more, the Distributor will provide compensation to broker/dealers in an amount up to 1.00% of the offering price of such Shares up to $5 million and 0.50% of the offering price of such Shares over $5 million.

SHAREHOLDER INFORMATION

FOR THE MONEY MARKET FUNDS (THE U.S. TREASURY OBLIGATIONS FUND, AND THE PRIME MONEY MARKET FUND)

NO SALES CHARGES.

CLASS B SHARES

Class B Shares are offered at NAV, without any upfront sales charge. Therefore, all the money you invest is used to purchase Fund shares. However, if you sell your Class B Shares of the Fund before the sixth anniversary, you will have to pay a contingent deferred sales charge at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption according to the schedule below. There is no CDSC on reinvested dividends or distributions. The maximum investment for all Class B Share purchases is $249,999.

                                         CDSC AS A % OF
        YEARS SINCE PURCHASE              DOLLAR AMOUNT
                                        SUBJECT TO CHARGE

0- 1                                          4.00%
1- 2                                          4.00%
2- 3                                          3.00%
3- 4                                          3.00%
4- 5                                          2.00%
5- 6                                          1.00%
more than 6                                    None

If you sell some but not all of your Class B shares, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

CONVERSION FEATURE--CLASS B SHARES

         - Class B Shares automatically convert to Class A Shares of the same Fund after eight years from the end of the month of purchase.

         - After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A Shares which will increase your investment return compared to the Class B Shares.

         - You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.

         - If you purchased Class B Shares of one Fund which you exchanged for Class B Shares of another Fund, your holding period will be calculated from the time of your original purchase of Class B Shares.

         - The dollar value of Class A Shares you receive will equal the dollar value of the Class B Shares converted.

SHAREHOLDER INFORMATION

                              SALES CHARGE WAIVERS

CLASS A SHARES

The following qualify for waivers of sales charges:

           - Existing Shareholders of a Fund upon the reinvestment of dividend and capital gain distributions;

           - Existing Shareholders of a Fund who first became a shareholder on or before February 25, 2001 and continued to be a shareholder on February 25, 2001;

           - Investors who purchase Shares of a Fund through a 401(k) plan which by its terms permits the purchase of Shares;

           - Investors for whom United California Bank, its affiliates, or another financial institution acts in a fiduciary, advisory, custodial, agency, or similar capacity;

           - Investors who purchase Shares of a Fund from an investment representative through fee- based investment products or accounts;

           - Investors who are officers, directors, trustees, employees, retired employees, and their immediate family members of United California Bank, its affiliates and BISYS Fund Services and its affiliates.

           - The Distributor may also waive the sales charge. Consult the SAI for more information regarding sales charges.

REINSTATEMENT PRIVILEGE:

If you have sold Class A Shares and decide to reinvest in the Fund within a 90 day period, you will not be charged the applicable sales charge on amounts up to the value of the Share you have sold. You must provide a written request for reinstatement within 90 days of the date your instructions to sell were processed.

CLASS B SHARES

The CDSC will be waived under certain circumstances, including the following:

           - Redemptions from accounts following the death or disability of the shareholder;

           -          Returns of excess contributions to retirement plans; and

           - Distributions of less than 10% of the annual account value under the auto withdrawal plan.

SHAREHOLDER INFORMATION

                             SALES CHARGE REDUCTIONS

CLASS A SHARES

You may qualify for reduced sales charges under the following circumstances.

         - LETTER OF INTENT. You inform the Fund in writing that you intend to purchase enough Shares over a 13- month period to qualify for a reduced sales charge. You must include a minimum of 3% of the total amount you intend to purchase with your letter of intent. Shares purchased under the non- binding Letter of Intent will be held in escrow until the total investment has been completed. If the Letter of Intent is not completed, sufficient escrowed shares will be redeemed to pay any applicable front- end sales charge.

         - RIGHTS OF ACCUMULATION. When the value of Shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge.

         - COMBINATION PRIVILEGE. You can combine accounts of multiple Funds or accounts of immediate family household members (spouse and children under 21) to reduce sales charges. Reduced prices are also available for investors who are members of certain qualified groups.

                            MULTIPLE CLASS STRUCTURE

The Eureka Funds offer three classes of shares: Class A shares, Class B shares, and Trust shares. Class A shares and Class B shares are offered to the general public and are subject to a distribution/ service (12b- 1) fee and a shareholder servicing fee. Trust shares are offered to United California Bank and its affiliates and certain other financial service providers approved by the Distributor. Trust shares are not subject to a distribution/service (12b- 1) fee or a shareholder servicing fee.

                               OPENING AN ACCOUNT

1.         Read this prospectus carefully.

2. Determine how much you want to invest. The minimum investment for the Eureka Funds is as follows:

           -          INITIAL PURCHASE: $1,000 for each Fund

           -          ADDITIONAL PURCHASES: $50 for each Fund

                           The minimum initial investment amount is $50 if
                  purchases are made in connection with qualified retirement plans (401(k) and 403(b) accounts only), systematic investment plans or payroll deduction plans.

                           A Fund may waive its minimum purchase requirement.
                  The Distributor may reject an order if it is considered to be in the best interest of the Fund.

3. Complete the appropriate parts of the Account Registration Form, carefully following the instructions. You must submit additional documentation when opening trust, corporate or power of attorney accounts. For additional information or for an Account Registration Form, please contact your local United California Bank office or call Eureka Funds at (888) 890- 8121.

SHAREHOLDER INFORMATION

                                  BUYING SHARES

                               OPENING AN ACCOUNT

BY MAIL OR BY OVERNIGHT MAIL

           - If purchasing through your financial adviser or brokerage account, simply tell your adviser or broker that you wish to purchase shares of the Funds and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below:

           - Prepare a check, bank draft, or money order for the investment amount (at least $1,000), payable to the Eureka Funds.

           - Deliver the check, bank draft, or money order and your completed Account Registration Form to:

                      BY MAIL:
                      Eureka Funds
                      P.O. Box 182792
                      Columbus, Ohio 43218- 2792

                      BY OVERNIGHT MAIL:
                      Eureka Funds
                      c/o BISYS Fund Services
                      Attn: T.A. Operations
                      3435 Stelzer Road
                      Columbus, Ohio 43219

ADDING TO AN ACCOUNT

           - If adding to your account through your financial adviser or brokerage account, simply tell your adviser or broker that you wish to purchase shares of the Funds and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below:

                      - Prepare a check, bank draft, or money order for the investment amount payable (at least $50) to the Eureka Funds.

                      - Deliver the check, bank draft, or money order and investment slip attached to your account statement (or, if unavailable, provide the Fund name, share class, amount invested, account name, and account number) to:

                                  BY MAIL:
                                  Eureka Funds
                                  P.O. Box 182792
                                  Columbus, Ohio 43218- 2792

                                  BY OVERNIGHT MAIL:
                                  Eureka Funds
                                  c/o BISYS Fund Services
                                  Attn: T.A. Operations
                                  3435 Stelzer Road
                                  Columbus, Ohio 43219

               All purchases by check should be in U.S. dollars.
         Third party checks, credit cards or cash will not be accepted.

SHAREHOLDER INFORMATION

                                  BUYING SHARES

          OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT

BY WIRE TRANSFER

                                 - To place an order by wire transfer call the Funds at (888) 890- 8121 to obtain wiring instructions regarding the bank account number into which funds should be wired and other pertinent information.

                                 Your bank may charge a fee to wire funds.

AUTOMATED CLEARING HOUSE

         - Your bank must participate in the Automated Clearing House and must be a U.S. bank.

         - Establish the electronic purchase option on your Account Registration Form.

         -        Call (888) 890- 8121 to arrange an electronic purchase.

                           Your bank may charge a fee to send funds by Automated Clearing House.


SHAREHOLDER INFORMATION

                                 SELLING SHARES

DESIGNED FOR

BY MAIL

         -        Accounts of any type.

         -        Sales of any amount.

TO SELL SOME OR ALL OF YOUR SHARES

         - Write a letter of instruction indicating the fund name, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

         -        Include the account owner signature(s).

         - Mail the materials to the Eureka Funds, P.O. Box 182792, Columbus, Ohio 43218- 2792. Or by overnight mail to the Eureka Funds, c/o BISYS Fund Services, Attn: T.A. Operations, 3435 Stelzer Road, Columbus, Ohio 43219.

         - A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your letter of instruction.

BY TELEPHONE

         -       Accounts of any type.
         -       Sales of any amount.

TO SELL SOME OR ALL OF YOUR SHARES

         - Call (888) 890- 8121 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer).

                          This option is not available if you have declined
telephone privileges.

BY WIRE

         - Accounts of any type which have elected the wire option on the Account Registration Form. o Sales of any amount.

TO SELL SOME OR ALL OF YOUR SHARES

         -        Call (888) 890- 8121 to request a wire transfer.
         - If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day.

               Your bank may charge a fee to receive funds by wire.

AUTOMATED CLEARING HOUSE

         -        Accounts of any type.
         -        Sales of any amount.
         - Shareholders with accounts at a U.S. bank which participates in the Automated Clearing House.


TO SELL SOME OR ALL OF YOUR SHARES

         -        Call (888) 890- 8121 to request an electronic funds transfer.
         - If you call by 4 p.m. Eastern time, the NAV of your shares will normally be determined on the same day and the proceeds will be credited within 7 days.

               Your bank may charge a fee to receive funds by Automated Clearing House.









SHAREHOLDER INFORMATION
                       GENERAL POLICIES ON SELLING SHARES

- You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received by the Fund.

SELLING SHARES IN WRITING. In certain circumstances, you may need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee unless:

-        the redemption check is payable to the shareholder(s) of record, and

- the check is mailed to the shareholder(s) of record and mailed to the address of record.

You should be able to obtain your signature guarantee from a bank, broker, dealer, credit union, securities exchange or association, clearing agency, or savings association. A notary public CANNOT provide a signature guarantee.

CONTINGENT DEFERRED SALES CHARGE. When you sell Class B Shares, you will be charged a fee for any shares that have not been held for a sufficient length of time. These fees will be deducted from the money paid to you. See the section on "Distribution Arrangements/Sales Charges" below for details.

RECEIVING YOUR MONEY. Normally, payment of your redemption proceeds will be made as promptly as possible and, in any event, within seven calendar days after the redemption order is received. At various times, however, a Fund may be requested to redeem shares for which it has not yet received good payment; collection of payment may take up to fifteen days. If you have made your initial investment by check, you cannot receive the proceeds of that check until it has cleared. You can avoid this delay by purchasing shares with a certified check or wire transfer.

INVOLUNTARY SALES OF YOUR SHARES. Due to the relatively high costs of handling small investments, each Fund reserves the right to redeem your shares at net asset value if your account balance drops below $1,000 due to redemptions. Before a Fund exercises its right to redeem your shares, you will be given 60 days written notice to give you time to increase the value of your account to at least $1,000.

POSTPONEMENT OF REDEMPTION REQUEST. The Funds may postpone payment for shares at times when the New York Stock Exchange is closed or under any emergency circumstances as determined by the Securities and Exchange Commission. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send the Funds your request by regular or express mail. Follow the instructions above under "Selling Your Shares" in this section.

REDEMPTION IN KIND. The Funds reserve the right to make payment in securities rather than cash, known as a "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of a Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

UNDELIVERABLE REDEMPTION CHECKS. For any shareholder who chooses to receive distributions in cash: If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain undeliverable or uncashed for six months will be canceled and will be redeposited in your account at the current net asset value.

SHAREHOLDER INFORMATION

                                EXCHANGING SHARES

HOW TO EXCHANGE YOUR SHARES. You can exchange your shares in one Eureka Fund for shares of the same class of another Eureka Fund, usually without paying additional sales charges (see "Notes" below). You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable. Class A Shares and Class B Shares may also be exchanged for Trust Shares of the same Fund if you become eligible to purchase Trust Shares. No transaction fees are currently charged for exchanges.

A shareholder wishing to exchange Class A Shares or Class B Shares purchased through a financial adviser or brokerage account may do so by contacting their adviser or broker. A fee may be charged by the adviser or broker with regard to such an exchange. Information about such charges will be supplied by your adviser or broker.

The exchange will be made on the basis of the relative net asset value of the shares exchanged.

An exchange from one Fund to another Fund is considered a sale of shares and will result in a capital gain or loss for federal income tax purposes.

Any shareholder who wishes to make an exchange must have received a current Prospectus of the Fund in which he or she wishes to invest before the exchange will be effected.

                               NOTES ON EXCHANGES

- When exchanging Trust Shares of a Fund for Class A Shares of a Fund, you will be exempt from any applicable sales charge.

- When exchanging from a Fund that has no sales charge or a lower sales charge to a Fund with a higher sales charge, you will pay the difference.

- The registration and tax identification numbers of the two accounts must be identical.

- The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60- day notice to shareholders.

- Be sure to read carefully the Prospectus of any Fund into which you wish to exchange shares.

A shareholder wishing to exchange Class A Shares or Class B Shares purchased directly from the Eureka Funds may do so by contacting the Eureka Funds at (888) 890- 8121 or by providing written instructions to the Eureka Funds, P.O. Box 182792, Columbus, Ohio 43218- 2792 with the following information:

-        your name and telephone number;

-        the exact account name and account number;

-        the taxpayer identification number;

-        the dollar value or number of shares to be exchanged;

-        the name of the Fund from which the exchange is to be made; and

- the name of the Fund into which the exchange is to be made. If the exchange will be made into an existing account, please provide the account number.

SHAREHOLDER INFORMATION

If not selected on the Account Registration Form, the Shareholder will automatically receive exchange privileges.

The Funds reserve the right to change the terms of the exchange privilege upon sixty days' written notice.


The Funds are not intended to serve as vehicles for frequent trading in response to short- term fluctuations in the market. Due to the disruptive effect that excessive trading can have on efficient portfolio management, the Funds have established a policy of limiting exchange activity to four exchange redemptions from a Fund during any calendar year. The Fund reserves the right to refuse any exchange offer. Other than exchanges pursuant to the Eureka Funds' Auto Exchange Plan, there is a $500 minimum for exchanges.


                             PRICING OF FUND SHARES

VALUATION OF SHARES. The price of a Fund's shares is based on the Fund's net asset value. The net asset value of a Fund is determined by dividing the total market value of the Fund's investments and other assets, less any liabilities, by the total number of outstanding shares of the Fund. The net asset value is calculated separately for the Trust Shares, the Class A Shares, and the Class B Shares of each Fund.

The net asset value for each Fund (except the Money Market Funds) may be found daily in The Wall Street Journal and other newspapers.


Money Market Funds                  -        The net asset value of each of the
(the U.S. Treasury Obligations               Money Market Funds generally is
Fund and the Prime Money Market              determined at 1:00 p.m. and 4:00
Fund)                                        p.m. Eastern time on each business
                                             day. A Money Market Fund's business
                                             day is any day in which the Federal
                                             Reserve Bank and the principal bond
                                             markets (as recommended by the Bond
                                             Market Association) are open for
                                             regular trading. In addition, the
                                             Money Market Funds reserve the
                                             right to consider a business day
                                             any other day on which regular
                                             trading in money market instruments
                                             is taking place. On any day that
                                             the bond markets close early, such
                                             as days in advance of holidays or
                                             in the event of any emergency, the
                                             Funds reserve the right to advance
                                             the time net asset value is
                                             determined and by which purchase,
                                             redemption, and exchange orders
                                             must be received on that day.


                                    -        The assets in each Money Market
                                             Fund are valued based upon the
                                             amortized cost method, which does
                                             not take into account unrealized
                                             gains or losses.

                                    -        Each Money Market Fund's net asset
                                             value is expected to remain at a
                                             constant $1, although there is no
                                             assurance that this will be
                                             maintained.

                                    -        For further information about the
                                             valuation of investments, see the
                                             Statement of Additional
                                             Information.

SHAREHOLDER INFORMATION


Investment Grade Bond Fund          -        The net asset value of the
                                             Investment Grade Bond Fund
                                             generally is determined at 4:00
                                             p.m. Eastern time on each business
                                             day. The Investment Grade Bond
                                             Fund's business day is any day on
                                             which the Federal Reserve Bank and
                                             the principal bond markets (as
                                             recommended by the Bond Market
                                             Association) are open for regular
                                             trading. In addition, the
                                             Investment Grade Bond Fund reserves
                                             the right to consider a business
                                             day any other day on which regular
                                             trading in the Fund's investments
                                             is taking place. On any day that
                                             the bond markets close early, such
                                             as days in advance of holidays or
                                             in the event of any emergency, the
                                             Fund reserves the right to advance
                                             the time net asset value is
                                             determined and by which purchase,
                                             redemption, and exchange orders
                                             must be received on that day.

Global Fund and the Equity Fund     -        The net asset value of the Global
                                             Fund and the Equity Fund is
                                             generally determined on each
                                             business day as of the close of
                                             regular trading of the NYSE
                                             (generally 4:00 p.m. Eastern time)
                                             on each day in which the NYSE is
                                             open for trading. In addition, the
                                             Global Fund and the Equity Fund
                                             reserve the right to consider a
                                             business day any other day on which
                                             regular trading in the Funds'
                                             investments is taking place.

                                    -        For further information about
                                             valuation of investments, see the
                                             Statement of Additional
                                             Information.



BUY AND SELL PRICES. When you buy shares, you pay the net asset value next determined after your order is received. When you sell shares, you receive the net asset value next determined after your order is received.

SHAREHOLDER INFORMATION

                          ADDITIONAL INVESTOR SERVICES

AUTO INVEST PLAN (AIP). AIP lets you set up periodic additional investments in the Funds of your choice through automatic deductions from your bank account. The minimum investment amount is $50 per Fund and the minimum subsequent investment amount is $50 per Fund. Investments may be made bi- monthly, monthly, or quarterly. To establish, complete the appropriate section in the Account Registration Form. To participate in AIP from your bank account, please attach a voided check to your Account Registration Form.

CHECK WRITING SERVICE. Shareholders of Class A Shares or Class B Shares of a Money Market Fund may write checks in the amount of $500 or more against their Fund account. A Shareholder will receive a supply of checks after a signed signature card is received. A check may be made payable to any person, and the Shareholder's account will continue to earn dividends until the check clears. Because of the difficulty of determining in advance the exact value of a Fund account, a Shareholder may not use a check to close his or her account. The Eureka Funds reserve the right to charge a Shareholder's account a fee for stopping payment of a check upon your request or if the check cannot be honored because of insufficient funds or other valid reasons.

AUTO EXCHANGE. Eureka Funds Auto Exchange enables you to make regular, automatic withdrawals from Class A Shares or Class B Shares of a Money Market Fund and use those proceeds to benefit from dollar- cost- averaging by automatically making purchases shares of the same class of shares of another Eureka Fund. With your authorization, the Transfer Agent will withdraw the amount specified (subject to the applicable minimums) from your Money Market Fund account and will automatically invest that amount in the same class of shares of the Fund you designate. In order to participate in the Auto Exchange, you must have a minimum beginning balance of $10,000 in your Money Market Fund account you will be subject to minimum account balance requirements as described below.

To participate in the Auto Exchange, complete the appropriate section of the Account Registration Form, which can be acquired by calling the Funds at (888) 890- 8121. To change the Auto Exchange instructions or to discontinue the feature, a shareholder must send a written request to the Eureka Funds, P.O. Box 182792, Columbus, Ohio 43218- 2792. The Auto Exchange may be amended or terminated without notice at any time.

AUTO WITHDRAWAL PLAN (AWP). If you have at least $10,000 in the Fund selected and maintain a minimum account balance of $1,000 in the Fund, you may use AWP, which allows you to receive regular distributions from your account. Under the plan you may elect to receive automatic payments via check of at least $100 per Fund or more on a monthly basis. You may arrange to receive regular distributions from your account and have the amount transferred according to your instructions by completing the appropriate section in the Account Registration Form or by submitting a written request (with signature guarantee) to the Funds. To change the AWP instructions or to discontinue the feature, the request must be made in writing to the Eureka Funds, P.O. Box 182792, Columbus, Ohio 43218- 2792. The AWP may be amended or terminated, without notice, at any time.

SHAREHOLDER INFORMATION

EUREKA FUNDS INDIVIDUAL RETIREMENT ACCOUNT ("IRA"). The minimum initial investment in an IRA is $1,000 and the minimum subsequent investment amount is $50. Available IRAs include IRAs set up under a Simplified Employee Pension Plan and IRA "Rollover Accounts." An IRA enables individuals, even if they participate in an employer- sponsored retirement plan, to establish their own retirement program by purchasing Class A Shares or Class B Shares for an IRA. Eureka Funds IRA contributions may be tax deductible and earnings are tax deferred.

For more information on a Eureka Funds IRA call the Funds at (888) 890- 8121. Shareholders are advised to consult a tax adviser on Eureka Funds IRA contribution and withdrawal requirements and restrictions.

                           DIVIDENDS AND DISTRIBUTIONS

As a mutual fund shareholder, you may receive capital gains and/or income from your investment. The Money Market Funds and the Investment Grade Bond Fund declare dividends daily and pay income dividends monthly. The Global Fund declares and pays income dividends annually. The Equity Fund declares and pays income dividends monthly. The Money Market Funds do not expect to realize any capital gains. However, if capital gains are realized, the Money Market Funds will distribute such gains at least once a year. The Investment Grade Bond Fund, the Global Fund, and the Equity Fund each distribute capital gains, if any, at least once a year.

We will automatically reinvest any income dividends and capital gains distributions you are entitled to in additional shares of your Fund(s) unless you notify the Funds that you want to receive your distributions in cash. To do so, select the cash option on your application or to change your existing account, send a letter with your request, including your name and account number to:

                                  Eureka Funds
                                 P.O. Box 182792
                           Columbus, Ohio 43218- 2792

Your request will become effective for distributions having record dates after our Distributor receives your request. Note that the Internal Revenue Service treats dividends paid in additional Fund shares the same as it treats dividends paid in cash.

                                      TAXES

Your mutual fund investments may have a considerable impact on your tax situation. We've summarized some of the main points you should know below. Note, however, that the following is general information and will not apply to you if you are investing through a tax- deferred account such as an IRA or a qualified employee benefit plan. In addition, if you are not a resident of the United States, you may have to pay taxes besides those described here, such as U.S. withholding and estate taxes.

We will send you a statement each year showing the tax status of all your distributions. The laws governing taxes change frequently, however, so please consult your tax adviser for the most up- to- date information and specific guidance regarding your particular tax situation. You can find more information about the potential tax consequences of mutual fund investing in our Statement of Additional Information.

SHAREHOLDER INFORMATION

Note that you may have to pay taxes on Fund distributions whether you received them in the form of cash or additional Fund shares.

TAXES ON FUND DISTRIBUTIONS. You may owe taxes on Fund distributions even if they represent income or capital gains the Fund earned before you invested in it (if such income or capital gains were included in the price you initially paid for your shares).

STATE, LOCAL, AND FOREIGN TAXES. In addition to federal taxes, you may have to pay state, local, and foreign taxes on the dividends or capital gains, if any, you receive from a Fund, as well as on capital gains, if any, you realized from selling or exchanging Fund shares.

DIVIDENDS AND SHORT- TERM CAPITAL GAINS. The Internal Revenue Service treats any dividends and short- term capital gains you receive from the Funds as ordinary income.

LONG- TERM CAPITAL GAINS. The Internal Revenue Service treats long- term capital gain distributions that you receive from a Fund as long- term capital gains (which are typically taxed at a lower rate than ordinary income), regardless of how long you have held your Fund shares.

FUNDS INVESTING IN FOREIGN SECURITIES. If your Fund invests in foreign securities, the income those securities generate may be subject to foreign withholding taxes, which may decrease their yield. Foreign governments may also impose taxes on other payments or gains your Fund earns on these securities. In general, shareholders in these Funds will not be entitled to claim a credit or deduction for these foreign taxes on their U.S. tax return. (There are some exceptions, however; please consult your tax adviser for more information.) In addition, foreign investments may prompt a fund to distribute ordinary income more frequently and/or in greater amounts than purely domestic funds, which could increase your tax liability.


TAX CONSEQUENCES OF SELLING OR EXCHANGING SHARES. An exchange of the Fund's shares for shares of another fund will be treated as a sale of the Fund's shares and, as with all sales, exchanges, or redemptions of Fund shares, you may have to report capital gains, if any, you realize as income and any capital loss as a deduction on your federal income tax return. For more specific information about your own tax situation, consult your tax adviser.


The portfolio managers of the Funds do not actively consider tax consequences when making investment decisions. From time to time, the Funds may realize capital gains as by- products of ordinary investment activities. As a result, the amount and timing of Fund distributions may vary considerably from year to year.

AVOID TAX WITHHOLDING. If you have not done so already, be sure to provide us with your correct taxpayer identification number OR certify that it is correct. Unless we have that information, the Funds may be required, by law, to withhold a portion of the taxable distributions you would otherwise be entitled to receive from your Fund investments as well as any proceeds you would normally receive from selling Fund shares. Pursuant to recently enacted tax legislation, the backup withholding tax rate will be (i) 30.5% for amounts paid after August 6, 2001 through the end of 2001, (ii) 30% for amounts paid during 2002 and 2003,
(iii) 29% for amounts paid during 2004 and 2005, and (iv) 28% for amounts paid during 2006 through 2010. This legislation will expire and the backup withholding rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise.

THESE TAX CONSIDERATIONS MAY OR MAY NOT APPLY TO YOU. PLEASE CONSULT YOUR TAX ADVISER TO DETERMINE WHETHER THESE CONSIDERATIONS ARE RELEVANT TO YOUR PARTICULAR INVESTMENTS AND TAX SITUATION. MORE INFORMATION ABOUT TAXES CAN BE FOUND IN THE STATEMENT OF ADDITIONAL INFORMATION.

INVESTMENT MANAGEMENT

                               INVESTMENT ADVISER

Eureka Investment Advisors, Inc. (Eureka Investment Advisors or the Adviser), 601 S. Figueroa Street, Los Angeles, California 90017, serves as the investment adviser to each Fund, subject to the general supervision of the Board of Trustees of the Funds and, is responsible for the day- to- day management of their investment portfolios. As of December __, 2001, Eureka Investment Advisors had approximately $___ billion in assets under management. Eureka Investment Advisors is a separate, wholly owned subsidiary of United California Bank. United California Bank is a wholly- owned subsidiary of UFJ Holdings, Inc. United California Bank provides a full range of individual and business banking services through a network of more than 122 branches and offices statewide. As of December __, 2001 United California Bank had approximately $__ billion in assets under management.

The Eureka Funds are managed by a team of investment professionals at Eureka Investment Advisors who make the investment decisions and continuously review and administer the investment programs of the Funds.

The investment advisory fees paid to Sanwa Bank California, after voluntary fee reductions, by the Funds for the fiscal year ended September 30, 2001 were as follows:


                         FUND                                                      % OF AVERAGE NET ASSETS
         U.S. Treasury Obligations Fund                                                     0.10%
         Prime Money Market Fund                                                            0.20%
         Investment Grade Bond Fund                                                         0.50%
         Global Fund                                                                        0.80%
         Equity Fund                                                                        0.65%

INVESTMENT MANAGEMENT

                        PRIOR PERFORMANCE OF THE ADVISER

The following tables set forth the Adviser's composite performance data relating to the historical performance of all collective investment trusts and common trust funds managed by the Adviser, since the dates indicated, that have investment objectives, policies, strategies and risks substantially similar to those of the Equity Fund and the Investment Grade Bond Fund. The data is provided to illustrate the past performance of the Adviser in managing substantially similar accounts as measured against a specified market index or indices and does not represent the performance of the Equity Fund and the Investment Grade Bond Fund. Investors should not consider this performance data as an indication of future performance of the Equity Fund and the Investment Grade Bond Fund or of the Adviser.

The Adviser's composite performance data shown below were calculated on a total return basis and include all dividends and interest, accrued income and realized and unrealized gains and loses. All returns reflect the deduction of investment advisory fees, brokerage commissions and execution costs paid by the Adviser's institutional private accounts, without provision for federal or state income taxes. Custodial fees, if any, were not included in the calculation. The Adviser's composites include all actual, fee- paying, discretionary institutional, private accounts managed by the Adviser that have investment objectives, policies, strategies and risks substantially similar to those of the Equity Fund and the Investment Grade Bond Fund. Securities transactions are accounted for on the trade date and accrual accounting is utilized. Cash and equivalents are included in performance returns. The monthly returns of the Adviser's composites combine the individual accounts' returns by asset-weighting each individual account's asset value as of the beginning of the month. Yearly returns are calculated by geometrically linking the monthly returns.

The institutional private accounts that are included in the Adviser's composites are not subject to the same types of expenses to which the Equity Fund and Investment Grade Bond Fund are subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Funds by the 1940 Act or Subchapter M of the Internal Revenue Code. Consequently, the performance results for the Adviser's composites could have been adversely affected if the institutional private accounts included in the composites had been regulated as investment companies under the federal securities laws. In addition, the performance results for the Adviser's composites would have been lower if the expenses to which the Equity Fund and the Investment Grade Bond Fund are subject were applied.

The results presented below may not necessarily equate with the return experienced by any particular investor as a result of the timing of investments and redemptions. In addition, the effect of taxes on any investor will depend on such person's tax status, and the results have not been reduced to reflect any income tax which may have been payable.

The investment results of the Adviser's composites presented below are unaudited and are not intended to predict or suggest the returns that might be experienced by the Equity Fund and Investment Grade Bond Fund or an individual investor investing in such Funds. The investment results of the Adviser's composites were not calculated pursuant to the methodology established by the SEC that will be used to calculate performance results of the Funds. Investors should also be aware that the use of a methodology different from that used below to calculate performance could result in different performance data.

INVESTMENT MANAGEMENT

All information set forth in the tables below relies on data supplied by the Adviser or from statistical services, reports or other sources believed by the Adviser to be reliable. However, except as otherwise indicated, such information has not been verified and is unaudited.

                               EQUITY PERFORMANCE

                                                          EUREKA EQUITY FUND
                                                          ------------------            INVESTMENT
                                                       WITHOUT            WITH        ADVISER'S EQUITY     S&P 500
YEAR                                                 SALES LOAD        SALES LOAD         COMPOSITE       INDEX(1)
1988                                                                                       10.20%            16.50%
1989                                                                                       25.18%            31.43%
1990                                                                                        4.03%            -3.19%
1991                                                                                       29.66%            30.55%
1992                                                                                        3.12%             7.68%
1993                                                                                        2.54%            10.00%
1994                                                                                        0.75%             1.23%
1995                                                                                       35.85%            37.50%
1996                                                                                       22.60%            23.12%
1997(2)                                                                                    23.47%            25.34%
1998(3)                                                 22.38%            16.30%               --            27.19%
1999(4)                                                 15.73%             9.93%               --            21.04%
2000(5)                                                -10.82%           -15.26%               --            -9.11%
2001(6)                                                   ___%              ___%             ___%              ___%
Since Inception(7)                                        ___%              ___%              --             ___%
One Year ended October 31, 1997                                                            30.12%            32.10%
5 Years ended October 31, 1997                                                             17.38%            19.85%
10 Years ended October 31, 1997                                                            15.03%            17.14%



(1) The S&P 500 Index is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. The Index reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

(2)      For the ten- month period through October 31, 1997.

(3) Aggregate total return for the Class A Shares of the Eureka Equity Fund from commencement of operations on February 3, 1998 through December 31, 1998. Return has not been annualized.

(4) Average annual total return for the Class A Shares of the Eureka Equity Fund from January 1, 1999 through December 31, 1999.

(5) Average annual total return, for the Class A Shares of the Eureka Equity Fund from January 1, 2000 through December 31, 2000.


(6) Average annual total return, for the Class A Shares of the Eureka Equity Fund from January 1, 2001 through December 31, 2001.

(7) Average annual total return, for Class A Shares of the Eureka Equity Fund from February 3, 1998 through December 31, 2001.

INVESTMENT MANAGEMENT

                        INVESTMENT GRADE BOND PERFORMANCE


                                                                       INVESTMENT          LEHMAN           LEHMAN
                                           EUREKA INVESTMENT            ADVISER'S         BROTHERS          BROTHER
                                            GRADE BOND FUND            INVESTMENT        GOVERNMENT/       AGGREGATE
                                     WITHOUT             WITH          GRADE BOND          CREDIT           BOND
YEAR                               SALES LOAD         SALES LOAD        COMPOSITE       BOND INDEX(1)     INDEX(2)
----                               ----------         ----------        ---------            --------     --------
1988                                                                       8.72%            7.59%             7.88%
1989                                                                      12.16%           14.24%            14.53%
1990                                                                       6.65%            8.28%             8.95%
1991                                                                      13.37%           16.13%            16.00%
1992                                                                       6.95%            7.58%             7.40%
1993                                                                       9.40%           10.97%             9.75%
1994                                                                      -5.26%           -3.49%            -2.92%
1995                                                                      16.58%           19.24%            18.48%
1996                                                                       0.22%            2.91%             3.61%
1997(3)                                                                    7.45%            8.04%             8.09%
1998(4)                                7.10%             3.32%                --            7.95%             7.31%
1999(5)                               -2.29%            -5.75%                --            2.15%            -0.83%
2000(6)                               11.18%             7.28%                --           11.84%             6.08%
2001(7)                                                   ___%              ___%             ___%              ___%
Since Inception(8)                     ____%             ____%               --             ____%             ____%
One Year ended October 31, 1997                                            8.05%            8.81%             8.89%
5 Years ended October 31, 1997                                             5.65%            7.62%             7.51%
10 Years ended October 31, 1997                                            7.60%            9.19%             9.25%

(1) The Lehman Brothers Government/Credit Bond Index includes the Lehman Brothers Government and the Lehman Brothers Credit Bond indices. The Lehman Brothers Government Bond Index is made up of the Lehman Brothers Treasury Bond Index (all public obligations of the U.S. Treasury, excluding flower bonds and foreign- targeted issues) and the Lehman Brothers Agency Bond Index (all publicly issued debt of U.S. Government agencies and quasi- federal corporation, and corporate debt guaranteed by the U.S. Government). We have also included the 1- 3 year Government Index, composed of agency and Treasury securities with maturities of one to three years, and the 20+ Year Lehman Brothers Treasury Index, composed of Treasury issues with 20 years or more to maturity. The Lehman Brothers Credit Bond Index includes all publicly issued, fixed rate, nonconvertible investment grade, dollar- denominated, SEC-registered corporate debt. The Lehman Brothers Credit Index sectors are industrial, finance, utility, and Yankee. Also included among Yankees is debt issued or guaranteed by foreign sovereign governments, municipalities, or governmental or international agencies.
(2) The Lehman Brothers Aggregate Bond Index includes fixed rate debt issues rated investment grade or higher by Moody's Investors Service, Standard & Poor's Corporation, or Fitch Investors Service, in that order. All issues have at least one year to maturity and an outstanding par value of at least $100 million. Intermediate indices include bonds with maturities of up to 10 years, and long- term indices include those with maturities of 10 years or longer. Price, coupon, paydown, and total return are reported for all sectors on a month- end to month- end basis. All returns are market value- weighted inclusive of accrued interest.
(3)      For the ten- month period through October 31, 1997.
(4) Aggregate total return for the Class A Shares of the Eureka Investment Grade Bond Fund from commencement of operations on February 3, 1998 through December 31, 1998. Return has not been annualized.
(5) Average annual total return for the Class A Shares of the Eureka Investment Grade Bond Fund from January 1, 1999 through December 31, 1999.
(6) Average annual total return for the Class A Shares of the Eureka Investment Grade Bond Fund from January 1, 2000 through December 31, 2000.

(7) Average annual total return for the Class A Shares of the Eureka Investment Grade Bond Fund from January 1, 2001 through December 31, 2001.
(8) Average annual total return for the Class A Shares of the Eureka Investment Grade Bond Fund from February 3, 1998 through December 31, 2001.

INVESTMENT MANAGEMENT

                             OTHER SERVICE PROVIDERS


DISTRIBUTOR & ADMINISTRATOR   --  BISYS Fund Services
                                  3435 Stelzer Road
                                  Columbus, Ohio 43219- 3035

             TRANSFER AGENT   --  BISYS Fund Services, Inc.
                                  3435 Stelzer Road
                                  Columbus, Ohio 43219

                  CUSTODIAN   --  The Bank of New York
                                  100 Church Street
                                  New York, New York 10286

              LEGAL COUNSEL   --  Ropes & Gray
                                  1301 K Street, N.W., Suite 800 East
                                  Washington, DC 20005

                   AUDITORS   --  Ernst & Young LLP
                                  1100 Huntington Center
                                  41 South High Street
                                  Columbus, Ohio 43215

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the financial performance of the Class A Shares of each Fund for the period from commencement of operations through September 30, 2001. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information, has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.


                         U.S. TREASURY OBLIGATIONS FUND


                                                CLASS A SHARES        CLASS A SHARES      CLASS A SHARES    CLASS A SHARES
                                                --------------        --------------      --------------    --------------
                                                 FOR THE YEAR          FOR THE YEAR        FOR THE YEAR    FEBRUARY 3, 1998*
                                                    ENDED                 ENDED               ENDED            THROUGH

                                             SEPTEMBER 30, 2001  SEPTEMBER 30, 2000  SEPTEMBER 30, 1999 SEPTEMBER 30,1998
                                             ------------------  ------------------  ------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD........     $                      $     1.00          $    1.00        $      1.00
                                                 -------                 ----------          ---------        ----------
Investment activities:......................
    Net investment income...................                                  0.05               0.04               0.03
                                                 -------                 ----------          ---------        ----------
Total from Investment Activities............                                  0.05               0.04               0.03
                                                 -------                 ----------          ---------        ----------
LESS DISTRIBUTIONS FROM:....................
      From net investment income............                                 (0.05)             (0.04)             (0.03)
                                                 -------                 ----------          ---------        ----------
      Total Distributions...................                                 (0.05)             (0.04)             (0.03)
                                                 -------                 ----------          ---------        ----------
Net change in net asset value per share.....                                    --                  --                --
                                                 -------                 ----------          ---------        ----------
NET ASSET VALUE, END OF PERIOD..............     $                      $     1.00          $    1.00        $      1.00
                                                 =======                 ==========          =========        ==========
TOTAL RETURN...............................                                   5.26%              4.26%              3.02%(a)
RATIOS/SUPPLEMENTARY DATA:
Net assets, end of period (in thousands)....     $                      $  122,888          $    3,906       $       720
Ratios to average net assets:
    Expenses...............................                                   0.70%              0.70%              0.72%(b)
    Net investment income..................                                   5.24%              4.25%              4.76%(b)
    Expenses(c)............................                                   1.05%              1.06%              1.10%(b)


------------------

*        Commencement of operations.

(a)      Not annualized.

(b)      Annualized.

(c) During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratio would have been as indicated.

FINANCIAL HIGHLIGHTS

                             PRIME MONEY MARKET FUND


                                                CLASS A SHARES        CLASS A SHARES      CLASS A SHARES    CLASS A SHARES
                                                --------------        --------------      --------------    --------------
                                                 FOR THE YEAR          FOR THE YEAR        FOR THE YEAR    FEBRUARY 3, 1998*
                                                    ENDED                 ENDED               ENDED            THROUGH

                                             SEPTEMBER 30, 2001  SEPTEMBER 30, 2000  SEPTEMBER 30, 1999 SEPTEMBER 30,1998
                                             ------------------  ------------------  ------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD........     $     1.00              $     1.00          $    1.00        $      1.00
                                                 ----------              ----------          ---------        -----------
Investment activities:
    Net investment income...................                                  0.05               0.04               0.03
                                                 ----------              ----------          ---------        -----------
Total from Investment Activities............                                  0.05               0.04               0.03
                                                 ----------              ----------          ---------        -----------
LESS DISTRIBUTIONS FROM:
    From net investment income..............                                 (0.05)             (0.04)             (0.03)
                                                 ----------              ----------          ---------        -----------
    Total Distributions.....................                                 (0.05)             (0.04)             (0.03)
                                                 ----------              ----------          ---------        -----------
Net change in net asset value per share.....                                    --                  --               --
                                                 ----------              ----------          ---------        -----------
NET ASSET VALUE, END OF PERIOD..............     $                      $     1.00          $    1.00        $      1.00
                                                 =======                 ==========          =========        ==========
TOTAL RETURN...............................                                   5.56%              4.48%              2.93%(a)

RATIOS/SUPPLEMENTARY DATA:
Net assets, end of period (in thousands)....     $                      $280,212            $   29,246       $     8,514
Ratios to average net assets:
    Expenses...............................                                   0.71%              0.76%              0.75%(b)
    Net investment income..................                                   5.54%              4.42%              4.88%(b)
    Expenses(c)............................                                   1.13%              1.17%              1.20%(b)



------------

*  Commencement of operations.

(a)      Not annualized.

(b)      Annualized.

(c) During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratio would have been as indicated.

FINANCIAL HIGHLIGHTS

                           INVESTMENT GRADE BOND FUND


                                                CLASS A SHARES        CLASS A SHARES      CLASS A SHARES    CLASS A SHARES
                                                --------------        --------------      --------------    --------------
                                                 FOR THE YEAR          FOR THE YEAR        FOR THE YEAR    FEBRUARY 3, 1998*
                                                    ENDED                 ENDED               ENDED            THROUGH

                                             SEPTEMBER 30, 2001  SEPTEMBER 30, 2000  SEPTEMBER 30, 1999 SEPTEMBER 30,1998
                                             ------------------  ------------------  ------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD........     $                      $     9.51          $   10.42        $     10.10
                                                 -------                 ----------          ---------        ----------
Investment activities:......................
      Net investment income................                                   0.53               0.51               0.36
      Net realized and unrealized gain (loss)
         on investments.....................                                  0.04              (0.67)              0.32
                                                 -------                 ----------          ---------        ----------
Total from Investment Activities............                                  0.57              (0.16)              0.68
                                                 -------                 ----------          ---------        ----------
LESS DISTRIBUTIONS FROM:   .........
      From net investment income...........                                  (0.53)             (0.51)             (0.36)
      From net realized gains..............                                     --              (0.03)               --
      In excess of net realized gains.......                                    --              (0.21)               --
                                                 -------                 ----------          ---------        ----------
      Total Distributions...................                                 (0.53)             (0.75)             (0.36)
                                                 -------                 ----------          ---------        ----------
Net change in net asset value per share.....                                  0.04              (0.91)              0.32
                                                 -------                 ----------          ---------        ----------
NET ASSET VALUE, END OF PERIOD..............     $                      $     9.55          $    9.51        $     10.42
                                                 =======                 ==========          =========        ==========
TOTAL RETURN(A)............................                                   6.20%             (1.58)%             6.89%(b)

RATIOS/SUPPLEMENTARY DATA:

Net assets, end of period (in thousands)....     $                      $    1,824          $    3,670       $     1,272

Ratios to average net assets:
      Expenses.............................                                   1.09%              1.10%              1.14%(c)
      Net investment income................                                   5.61%              5.18%              4.99%(c)
      EXPENSES(D).........................                                                       1.44%              1.45%

1.49%(c)

Portfolio Turnover Rate(e).................                                     58%                 52%               54%



----------------------

*        Commencement of operations.

(a)      Total return excludes sales charges.

(b)      Not annualized.

(c)      Annualized.

(d) During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratio would have been as indicated.

(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

FINANCIAL HIGHLIGHTS

                                   GLOBAL FUND


                                                CLASS A SHARES        CLASS A SHARES      CLASS A SHARES    CLASS A SHARES
                                                --------------        --------------      --------------    --------------
                                                 FOR THE YEAR          FOR THE YEAR        FOR THE YEAR    FEBRUARY 3, 1998*
                                                    ENDED                 ENDED               ENDED            THROUGH

                                             SEPTEMBER 30, 2001  SEPTEMBER 30, 2000  SEPTEMBER 30, 1999 SEPTEMBER 30,1998
                                             ------------------  ------------------  ------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD........     $                      $    11.93          $   10.49        $     10.31
                                                 -------                 ----------          ---------        ----------
Investment activities:......................
      Net investment income................                                   0.17               0.14               0.05
      Net realized and unrealized gain on
         investments........................                                  0.69               1.51               0.13
                                                 -------                 ----------          ---------        ----------
Total from Investment Activities............                                  0.86               1.65               0.18
                                                 -------                 ----------          ---------        ----------
LESS DISTRIBUTIONS FROM:   .........
      From net investment income...........                                  (0.17)             (0.14)                --
      From net realized gains...............                                 (0.41)             (0.07)                --
                                                 -------                 ----------          ---------        ----------
      Total Distributions...................                                 (0.58)             (0.21)                --
                                                 -------                 ----------          ---------        ----------
Net change in net asset value per share.....                                  0.28               1.44               0.18
                                                 ------=                 ----------          ---------        ----------
NET ASSET VALUE, END OF PERIOD..............     $                      $    12.21          $   11.93        $     10.49
                                                 =======                 ==========          =========        ==========
TOTAL RETURN(a)............................                                   7.18%             15.81%              1.75%(b)

RATIOS/SUPPLEMENTARY DATA:

Net assets, end of period (in thousands)....     $                      $    2,069          $    3,810       $    1,775

Ratios to average net assets:...............
      Expenses.............................                                   1.49%              1.53%              1.73%(c)
      Net investment income................                                   1.35%              1.33%              1.27%(c)
      EXPENSES(D).........................                                                      1.84%              1.88%


2.08%(c)
Portfolio Turnover Rate(e).................                                     28%                 29%               35%


--------------

*         Commencement of operations.

(a)      Total return excludes sales charges.

(b)      Not annualized.

(c)      Annualized.

(d) During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratio would have been as indicated.

(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

FINANCIAL HIGHLIGHTS

                                   EQUITY FUND


                                                CLASS A SHARES        CLASS A SHARES      CLASS A SHARES    CLASS A SHARES
                                                --------------        --------------      --------------    --------------
                                                 FOR THE YEAR          FOR THE YEAR        FOR THE YEAR    FEBRUARY 3, 1998*
                                                    ENDED                 ENDED               ENDED            THROUGH

                                             SEPTEMBER 30, 2001  SEPTEMBER 30, 2000  SEPTEMBER 30, 1999 SEPTEMBER 30,1998
                                             ------------------  ------------------  ------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD........     $                      $    11.99          $   10.94        $     10.87
                                                 -------                 ----------          ---------        ----------
Investment activities:......................
      Net investment income (loss).........                                  (0.01)              0.01               0.02
      Net realized and unrealized gain on
         investments........................                                  1.21               2.55               0.07
                                                 -------                 ----------          ---------        ----------
Total from Investment Activities............                                  1.20               2.56               0.09
                                                 -------                 ----------          ---------        ----------
LESS DISTRIBUTIONS FROM:   .........
      From net investment income...........                                  (0.01)             (0.01)             (0.02)
      In excess of net investment income...                                    --               (0.01)               --
      From net realized gains...............                                 (1.70)             (1.49)               --
                                                 -------                 ----------          ---------        ----------
      Total Distributions..................                                  (1.71)             (1.51)             (0.02)
                         =                                                                                    -----------
Net change in net asset value per share.....                                 (0.51)              1.05               0.07
                                                 -------                 ----------          ---------        ----------
NET ASSET VALUE, END OF PERIOD..............     $                      $    11.48          $   11.99        $     10.94
                                                 =======                 ==========          =========        ==========
TOTAL RETURN(b)............................                                  10.04%             24.34%              0.83%(c)

RATIOS/SUPPLEMENTARY DATA:

Net assets, end of period (in thousands)....     $                      $    1,937          $    2,604       $     1,287
Ratios to average net assets:...............
      Expenses.............................                                   1.21%              1.23%              1.28%(d)
      Net investment income................                                  (0.05)%             0.08%              0.13%(d)
      Expenses(e).........................                                    1.56%              1.58%              1.63%(d)

Portfolio Turnover Rate(f).................                                     84%                 46%               57%


-----------------

*        Commencement of operations.

(a)      Distribution per share was less than $0.005.

(b)      Total return excludes sales charges.

(c)      Not annualized.

(d)      Annualized.

(e) During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratio would have been as indicated.

(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

                                      -54

ADDITIONAL INVESTMENT PRACTICES AND RISKS

                              INVESTMENT PRACTICES

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. What follows is a list of the securities and techniques used by the Fund, as well as the risks inherent in their use. Equity securities are subject mainly to market risk. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. For a more complete discussion, see the Statement of Additional Information. Following the table is a more complete discussion of risk.


|X|   No fundamental policy limitation on usage


--    Not permitted

#     Represents maximum permissible percentage of total assets

+ For temporary defensive purposes may constitute 100 percent of total assets


                                                              PRIME          U.S.       INVESTMENT
                                                              MONEY        TREASURY       GRADE
                                                              MARKET       OBLIGATIONS     BOND      GLOBAL       EQUITY
                                                               FUND           FUND         FUND       FUND         FUND
                                                              ------       -----------  ----------   ------       ------
INVESTMENT PRACTICES
AND SECURITIES


ASSET BACKED SECURITIES.  Securities secured by company
receivables, home equity loans, truck and auto loans,
leases, credit card receivables and other securities
backed by receivables or assets. Credit, interest rate,
opportunity and pre- payment risks.                             |X|           --           |X|         35          20

BANKERS' ACCEPTANCES.  Bills of exchange or time drafts
drawn on and accepted by a commercial bank. Credit risk.        25            --           20+         35+         20+

BORROWINGS.(1)  The borrowing of money from banks or
through reverse repurchase agreements. Leverage and
credit risks.                                                   33 1/3        33 1/3       33 1/3      33 1/3      33 1/3

CERTIFICATES OF DEPOSIT.  Negotiable instruments
with a stated maturity. Credit and liquidity risks.             |X|           --           20+         35+         20+

COMMERCIAL PAPER AND OTHER SHORT- TERM OBLIGATIONS.
Short- term promissory notes or other obligations
issued by corporations and other entities. Credit risk.         |X|           --           20+         35+         20+

COMMON STOCK.  Shares of ownership of a company.
Market risk.                                                    --            --           --          |X|         |X|

CONVERTIBLE SECURITIES.  Bonds or preferred stock
that convert to common stock. Credit, interest
rate and market risks.                                          --            --           20          |X|         |X|

CORPORATE OR COMMERCIAL BONDS.  Debt securities
issued by corporations. Credit and interest
rate risks.                                                    |X|            --          |X|          |X|         20

DOLLAR ROLLS.  A transaction in which a fund sells
securities for delivery in a current month and
simultaneously contracts with the same party to
repurchase similar but not identical securities
on a specified future date. Interest rate,
management and market risks.                                   --             --          |X|          |X|         |X|


EMERGING MARKET SECURITIES. Securities of countries with emerging economies or securities markets. Currency, information

liquidity, market and political risks.                        --              --          15           15          15

FOREIGN SECURITIES.

-   Stocks and bonds of foreign issuers.                      --              --          20          |X|          20

-   American depository receipts, European
    depository receipts, global depository
    receipts and other similar global
    instruments.                                              --              --          20          |X|          20

-   Eurodollar Certificates of Deposit, Yankee
    Certificates of Deposit, Eurodollar Time
    Deposits ("ETD's") and Canadian Time Deposits.            35              --          20          |X|          20
Currency, information, liquidity, market, natural
event and political risks.

FORWARD COMMITMENTS.  The purchase or sale of a
security with payment and delivery scheduled for
a future time.
Leverage, market and opportunity risks.                       |X|             |X|         |X|         |X|          |X|

FORWARD FOREIGN CURRENCY EXCHANGE TRANSACTIONS.
Contractual agreement to purchase or sell one
specified currency for another currency at a
specified future date and price. Credit,
correlation, currency, information, leverage,
liquidity, management, market, opportunity
and political risks.                                          --              --           --         50           --

ILLIQUID SECURITIES.(3)  Securities which may
be difficult to sell at an acceptable price.
Liquidity, market and valuation risks.                        10              --           15         15           15

INVESTMENT COMPANY SECURITIES. Shares of other mutual funds.

Investments in any one fund will not exceed 5% of total assets Investments in all funds will not exceed 10% of total assets. Management and market risks.

-   Money market mutual funds.                                10              10           10         10           10

-   Non-money market mutual funds.                            --              --           --         10           --


INVESTMENT GRADE BONDS. Interest- bearing or
discounted government or corporate securities
that obligate the issuer to pay the bondholder a
specified sum of money, usually at specific intervals,
and to repay the principal amount of the loan at
maturity Investment grade bonds are those rated BBB or
better by S&P or Baa or better by Moody's or similarly
rated by other nationally recognized statistical rating
organizations, or, if not rated, determined to be of
comparable quality by the Adviser.
Market and credit risks.                                      |X|             |X|          --         |X|          |X|

MONEY MARKET INSTRUMENTS.  Investment- grade, U.S.
dollar-denominated debt securities that have
REMAINING maturities of one year or less. These
Securities may include U.S. government obligations,
COMMERCIAL paper and other short- term corporate
OBLIGATIONS, repurchase agreements collateralized
with U.S. government securities, certificates of
deposit, bankers' acceptances, and other financial
institution obligations. These securities may
carry fixed or variable interest rates.
Market and credit risks.                                      |X|             --           |X|        |X|          |X|

ADDITIONAL INVESTMENT PRACTICES AND RISKS



                                                              PRIME          U.S.       INVESTMENT
                                                              MONEY        TREASURY       GRADE
                                                              MARKET       OBLIGATIONS     BOND      GLOBAL       EQUITY
                                                               FUND           FUND         FUND       FUND         FUND
                                                              ------       -----------  ----------   ------       ------

MORTGAGE BACKED SECURITIES.(2) Debt obligations
secured by real estate loans and pools of loans,
including such securities as collateralized mortgage
obligations, which are structured pools of mortgage
pass through certificates or mortgage loans, real
estate investment conduits, and stripped mortgage
backed securities. Mortgage backed securities may
have greater price and yield volatility than
traditional fixed-income securities and their
prepayment sensitivity may range from relatively
low to relatively high. Credit, interest rate,
opportunity and pre-payment risks.                              --            --         |X|          35           20

MUNICIPAL OBLIGATIONS. Securities issued by a
state or political subdivision to obtain funds
for various public purposes . Municipal obligations
include participation certificates in leases,
installment purchase contracts and conditional
sales contracts.
Credit, liquidity, political and tax risks.                     35            --         35           --           --

OPTIONS AND FUTURES.(1) Contracts involving the
right or obligation to deliver or receive assets
or money depending upon the performance of one or
more assets or an economic index. Currency,
correlation, credit, interest rate, leverage,
liquidity, opportunity and market risks.                        --            --         |X|         |X|           |X|

PREFERRED STOCK.  A class of stock that generally
pays a dividend at a specified rate and has
preference over common stock in the
payment of dividends and liquidation. Market risk.              --            --         20          |X|           |X|

REPURCHASE AGREEMENTS.(1) The purchase of a
security and the simultaneous commitment to sell
it back at an agreed upon price.
Credit, market and leverage risks.                              |X|           |X|        |X|         |X|           |X|

REVERSE REPURCHASE AGREEMENTS.(1)(4)  The sale of a
security and the simultaneous commitment to buy
it back at an agreed upon price. Credit, leverage
and market risks.                                               |X|           |X|        |X|         |X|           |X|

RESTRICTED SECURITIES.(5)  Securities not registered
under the Securities Act of 1933. Market and
valuation risks.                                                |X|            --        |X|         |X|          |X|

RIGHTS AND WARRANTS. A contract issued by a
corporation enabling the owner to subscribe to
and purchase a specified number of shares of the
corporation at a specified price during a specified
period of time.
Market and valuation risks.                                     --            --         |X|         |X|          |X|

SECURITIES LENDING.(1)  The lending of securities
to financial institutions, which provide cash or
government securities as collateral. Credit risk.               33 1/3        33 1/3     33 1/3      33 1/3       33 1/3

SHORT- TERM TRADING.  The sale of a security soon
after its purchase. A portfolio engaging in such
trading will have higher turnover and transaction
expenses. Such trading may also increase a
shareholder's tax liability. MARKET RISK.                       --            --         |X|         |X|          |X|

ADDITIONAL INVESTMENT PRACTICES AND RISKS


                                                              PRIME          U.S.       INVESTMENT
                                                              MONEY        TREASURY       GRADE
                                                              MARKET       OBLIGATIONS     BOND      GLOBAL       EQUITY
                                                               FUND           FUND         FUND       FUND         FUND
                                                              ------       -----------  ----------   ------       ------

SWAPS, CAPS AND FLOORS.(5) Swaps involve the
exchange of obligations by two parties. Caps and
floors entitle a purchaser to a principal amount
from the seller of the cap or floor to the extent
that a specified index exceeds or falls below a
predetermined interest rate or amount.
Correlation, credit, interest rate, liquidity,
management, market and opportunity risks.                       --            --           |X|        |X|          |X|

TIME DEPOSITS.  Non- negotiable receipts issued
by a bank in exchange for the deposit of funds.
Liquidity risk.                                                 |X|           --           20+        35+          20+

U.S. GOVERNMENT AGENCY SECURITIES.  Obligations
issued by U.S. government agencies, such as the
Federal National Mortgage Association (FNMA),
including bills, notes, bonds, and separately
traded registered interest and principal securities.
Although these securities have high credit ratings,
the majority of these obligations are not backed by
the full faith and credit of the U.S. government as
are U.S. Treasury securities. Credit and interest
rate risks.                                                     |X|           --           |X|        |X|          20+

U.S. TREASURY SECURITIES.  Obligations issued or
guaranteed as to payment of principal and interest
by the full faith and credit of the U.S. government
including bills, notes, bonds, and separately traded
registered interest and principal securities.
Market risk.                                                    |X|           |X|          |X|        |X|          20+

VARIABLE AND FLOATING RATE INSTRUMENTS. Obligations with
a yield that is reset on a periodic basis and loosely
correlated to changes in money market interest rates,
including variable and floating rate notes and bonds.
Credit, interest rate and liquidity risks.                      |X|           --           |X|        |X|          |X|

WHEN-ISSUED OR DELAYED- DELIVERY SECURITIES.  The
purchase or sale of securities for delivery at a
future date. Leverage, market and opportunity risks.            |X|           |X|          |X|        |X|          |X|


(1) Each Fund has a fundamental investment policy regarding these practices or securities, as set forth in the Statement of Additional Information, which may in some cases be less restrictive than the operating policy set forth in the chart.

(2) The Money Market Funds may invest in these securities only if consistent with their objectives and Rule 2a- 7.

(3) Each Fund's liquidity limit is calculated as a percentage of its net assets.

(4) Reverse repurchase agreements would also be subject to a Fund's policy on borrowings.

(5) Relative to other securities, these securities are more likely to be deemed illiquid and, therefore, may be subject to the restrictions on illiquid securities.

ADDITIONAL INVESTMENT PRACTICES AND RISKS


                                INVESTMENT RISKS

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "What are the main risks of investing in this Fund?" Because of these risks, the value of the securities held by each Fund may fluctuate, as will the value of your investment in the Fund. Certain investments and Funds are more susceptible to these risks than others.

CORRELATION RISK. The risk that changes in the value of a hedging instrument will not match those of the asset being hedged (hedging is the use of one investment to offset the effects of another investment). Incomplete correlation can result in unanticipated risks and volatility.

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

CURRENCY RISK. The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses.

FOREIGN INVESTMENT RISK. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

INFORMATION RISK. The risk that key information about a security or market is inaccurate or unavailable.

INTEREST RATE RISK. The risk of market losses attributable to changes in interest rates. With fixed- rate securities, a rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values.

LEVERAGE RISK. The risk associated with securities or practices (such as borrowing) that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

      - HEDGED. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

      - SPECULATIVE. To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivatives original cost.

ADDITIONAL INVESTMENT PRACTICES AND RISKS

LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

MANAGEMENT RISK. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks. This risk is common to all mutual funds.

MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable.

OPPORTUNITY RISK. The risk of foregoing an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

POLITICAL RISK. The risk of losses attributable to governmental or political actions, from changes in tax or trade statutes to governmental collapse and war. There are also risks in particular to investing in foreign securities, including higher transaction costs, delayed settlements, currency controls and adverse economic developments.

PRE-PAYMENT RISK. The risk that the principal repayment of a security will occur sooner than expected and will effect the rate of return on mortgage-backed securities and may result in greater price and yield volatility and possible investment losses. When mortgage obligations are pre- paid, a Fund may have to reinvest in securities with a lower yield. During periods of declining interest rates, prepayment rates can be expected to accelerate. Under certain interest rate and prepayment rate scenarios, a Fund may fail to recoup any premium paid on mortgage- related securities notwithstanding a direct or indirect governmental or agency guarantee.

TAX RISK. The risk that the issuer of tax- exempt securities will fail to comply with certain requirements of the Internal Revenue Code, which could cause interest income to be retroactively included in gross income.

VALUATION RISK. The risk that a Fund has valued certain of its securities at a higher price than it can sell them for.

PORTFOLIO TURNOVER. High portfolio turnover rates will generally result in higher transaction costs to a Fund and may increase the taxes payable by a Fund's shareholders.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                         HOW TO OBTAIN MORE INFORMATION

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

More detailed information about the Eureka Funds is included in our SAI. The SAI has been filed with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI- ANNUAL REPORTS

These reports list the Funds' holdings and contain information on the market conditions and investment strategies that significantly affected the Eureka Funds' performance during the last year.

TO OBTAIN THE SAI, ANNUAL OR SEMI- ANNUAL REPORTS, OR MORE INFORMATION:

BY TELEPHONE:

Call (888) 890- 8121

BY MAIL:

Eureka Funds
P.O. Box 182792
Columbus, Ohio 43218- 2792

BY INTERNET:

www.eurekafunds.com

FROM THE SEC:

You can also obtain the SAI, the Annual and Semi- Annual Reports, and other information about the Eureka Funds, from the SEC's web site (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1- 202- 942- 8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, 450 5th Street, N.W., Washington, DC 20549- 0102 or by sending an e- mail to: publicinfo@sec.gov.

Eureka Funds' Investment Company Act registration number is 811- 08305.

Call 1-888-890-8121 or your investment representative.

                                  EUREKA FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION



                                JANUARY 30, 2002

This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the Prospectuses of the Eureka U.S. Treasury Obligations Fund, the Eureka Prime Money Market Fund, the Eureka Investment Grade Bond Fund, the Eureka Global Fund (formerly the Eureka Global Asset Allocation Fund), and the Eureka Equity Fund which are dated January 30, 2002. This Statement of Additional Information is incorporated by reference in its entirety into the Prospectuses. The Eureka Funds were organized on April 7, 1997 as the Sanwa Fund and changed their name to the "Eureka Funds" prior to commencing operations. Copies of the Prospectuses may be obtained by writing the Eureka Funds at P.O. Box 182792, Columbus, Ohio 43218-2792, or by telephoning toll free 888-890-8121.



EUREKA FUNDS.....................................................................................        3

INVESTMENT OBJECTIVE AND POLICIES................................................................        3
    ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS
    INVESTMENT RESTRICTIONS......................................................................       16
    ADDITIONAL INFORMATION REGARDING FUNDAMENTAL
    INVESTMENT RESTRICTIONS......................................................................       16

    NON-FUNDAMENTAL POLICIES REQUIRING SHAREHOLDER NOTICE  ......................................       16
    PORTFOLIO TURNOVER...........................................................................       17


VALUATION........................................................................................       18
    VALUATION OF THE MONEY MARKET FUNDS..........................................................       18

    VALUATION OF THE EUREKA U.S. TREASURY OBLIGATIONS FUND AND THE EUREKA PRIME MONEY MARKET
    FUND DETERMINED FOR SHADOW PRICING AND VALUATION OF THE INVESTMENT GRADE BOND FUND, THE
    GLOBAL FUND, AND THE EQUITY FUND.............................................................       19


ADDITIONAL PURCHASE AND REDEMPTION INFORMATION...................................................       19
    HOW TO PURCHASE AND REDEEM SHARES............................................................       19
    MATTERS AFFECTING REDEMPTION.................................................................       24

ADDITIONAL TAX INFORMATION.......................................................................       24
    GENERAL......................................................................................       25


ADDITIONAL TAX INFORMATION CONCERNING THE GLOBAL FUND............................................       27

MANAGEMENT OF THE EUREKA FUNDS...................................................................       28
    TRUSTEES AND OFFICERS........................................................................       28
    INVESTMENT ADVISER...........................................................................       30
    PORTFOLIO TRANSACTIONS.......................................................................       31
    GLASS-STEAGALL ACT..........................................................................        33
    ADMINISTRATOR................................................................................       34
    DISTRIBUTOR..................................................................................       36
    EXPENSES.....................................................................................       36
    TRANSFER AGENT AND FUND ACCOUNTING SERVICES..................................................       49
    INDEPENDENT AUDITORS.........................................................................       37
    LEGAL COUNSEL................................................................................       37

PERFORMANCE INFORMATION..........................................................................       37
    YIELDS OF THE MONEY MARKET FUNDS.............................................................       37
    CALCULATION OF TOTAL RETURN..................................................................       38
    PERFORMANCE COMPARISONS......................................................................       41
    YIELD AND TOTAL RETURN.......................................................................       41

ADDITIONAL INFORMATION...........................................................................       44
    ORGANIZATION AND DESCRIPTION OF SHARES.......................................................       44
    SHAREHOLDER AND TRUSTEE LIABILITY............................................................       44
    MISCELLANEOUS................................................................................       45

FINANCIAL STATEMENTS.............................................................................       49




APPENDIX ........................................................................................       50

                       STATEMENT OF ADDITIONAL INFORMATION

                                  EUREKA FUNDS

Eureka Funds is an open-end management investment company. The Eureka Funds consist of seven series of units of beneficial interest ("Shares") offered to the public, each representing interests in one of seven separate investment portfolios: the Eureka U.S. Treasury Obligations Fund (the "U.S. Treasury Obligations Fund"), the Eureka Prime Money Market Fund (the "Prime Money Market Fund, the Eureka California Money Fund, the Eureka Investment Grade Bond Fund (the "Investment Grade Bond Fund"), the Eureka Global Fund, (formerly the Global Asset Allocation Fund) (the "Global Fund"), the Eureka Small Cap Fund, and the Eureka Equity Fund. Shares of the Eureka California Money Fund and the Eureka Small Cap Fund are currently not available for sale. The U.S. Treasury Obligations Fund and the Prime Money Market Fund are called the "Money Market Funds." The Investment Grade Bond Fund, the Global Fund, and the Equity Fund are called the "Variable NAV Funds". Each Fund offers to the public three classes of
Shares: Class A Shares, Class B Shares and Trust Shares. Most information contained in this Statement of Additional Information expands on subjects discussed in the Prospectuses. Capitalized terms not defined herein are defined in the Prospectuses. An investment in Shares of a Fund should not be made without first reading the applicable Prospectus.

                        INVESTMENT OBJECTIVE AND POLICIES

ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS

         The following policies supplement the information pertaining to portfolio instruments of each Fund as set forth in the Prospectuses.

         The Appendix to this Statement of Additional Information identifies nationally recognized statistical ratings organizations ("NRSROs") that may be used by Eureka Investment Advisors, Inc., the Eureka Funds' investment adviser ("Eureka Investment Advisors" or the "Adviser"), with regard to portfolio investments for the Funds and provides a description of relevant ratings assigned by each such NRSRO. A rating by an NRSRO may be used only where the NRSRO is neither controlling, controlled by, nor under common control with the issuer of, or any issuer, guarantor, or provider of credit support for, the instrument.


         Asset-Backed Securities. Each of the Funds, except the U.S. Treasury Obligations Fund, may invest in asset-backed securities. The Prime Money Market Fund and the Investment Grade Bond Fund may each invest up to 100% of their total assets, the Global Fund may invest up to 35% of its total assets, and the Equity Fund may invest up to 20% of its total assets in asset-backed securities.


         Asset-backed securities are secured by company receivables, home equity loans, truck or auto loans, leases, credit card receivables and other securities backed by receivables or assets.

         Offerings of Certificates for Automobile Receivables ("CARS") are structured either as flow-through grantor trusts or as pay-through notes. CARS structured as flow-through instruments represent ownership interests in a fixed pool of receivables. CARS structured as pay-through notes are debt instruments supported by the cash flows from the underlying assets. CARS may also be structured as securities with fixed payment schedules which are generally issued in multiple-classes. Cash-flow from the underlying receivables is directed first to paying interest and then to retiring principal via paying down the two respective classes of notes sequentially. Cash-flows on fixed-payment CARS are certain, while cash-flows on other types of CARS issues depends on the prepayment rate of the underlying automobile loans. Prepayments of automobile loans are triggered mainly by automobile sales and trade-ins. Many people buy new cars every two or three years, leading to rising prepayment rates as a pool becomes more seasoned.

         Certificates for Amortizing Revolving Debt ("CARDS") represent participation in a fixed pool of credit card accounts. CARDS pay "interest only" for a specified period. The CARDS principal balance remains constant during this period, while any cardholder repayments or new borrowings flow to the issuer's participation. Once the principal amortization phase begins, the balance declines with paydowns on the underlying portfolio. Cash flows on CARDS are certain during the interest-only period. After this initial interest-only period, the cash flow will depend on how fast cardholders repay their borrowings. Historically, monthly cardholder repayment rates have been relatively fast. As a consequence, CARDS amortize rapidly after the end of the interest-only period. During this amortization period, the principal payments on CARDS depend specifically on the method for allocating cardholder repayments to investors. In many cases, the investor's participation is based on the ratio of the CARDS' balance to the total credit card portfolio balance. This ratio can be adjusted monthly or can be based on the balances at the beginning of the amortization period. In some issues, investors are allocated most of the repayments, regardless of the CARDS' balance. This method results in especially fast amortization.

         Credit support for asset-backed securities may be based on the underlying assets or provided by a third party. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and over collateralization.


         Bankers' Acceptances, Certificates of Deposit, Demand and Time Deposits. Each of the Funds may, except the U.S. Treasury Obligations Fund, may invest in bankers' acceptances, certificates of deposit, and demand and time deposits. The Prime Money Market Fund may invest up to 25% of its total assets, the Investment Grade Bond Fund and the Equity Fund may each invest up to 20% of their total assets, and the Global Fund may invest up to 35% of its total assets in bankers' acceptance. For temporary defensive purposes, the Investment Grade Bond Fund, the Global Fund, and the Equity Fund may each invest up to 100% of their total assets in bankers' acceptance and certificates of deposit. The Prime Money Market Fund may invest up to 100% of its total assets, the Investment Grade Bond Fund and the Equity Fund may each invest up to 20% of their total assets, and the Global Fund may invest up to 35% of its total assets in certificates of deposit and time deposits. For temporary defensive purposes, the Investment Grade Bond Fund, the Global Fund, and the Equity Fund may each invest up to 100% of their total assets in time deposits.


         Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.

         Bankers' acceptances will be those guaranteed by domestic and foreign banks, if at the time of investment such banks have capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements). Certificates of deposit and demand and time deposits will be those of domestic and foreign banks and savings and loan associations, if (a) at the time of investment they have capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements) or (b) the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation.


         Collateralized Mortgage Obligations. The Investment Grade Bond Fund may invest up to 100% of its total assets, the Global Fund may invest up to 35% of its total assets, and the Equity Fund may invest up to 20% of its total assets in collateralized mortgage obligations ("CMOs"). CMOs are mortgage-related securities which are structured pools of mortgage pass-through certificates or mortgage loans. CMOs are issued with a number of classes or series which have different maturities and which may represent interests in some or all of the interest or principal on the underlying collateral or a combination thereof. CMOs of different classes are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMOs first to mature generally will be retired prior to its maturity. Thus, the early retirement of a particular class or series of a CMO held by a Fund would have the same effect as the prepayment of mortgages underlying a mortgage-backed pass-through security.


         Certain debt securities such as, but not limited to, mortgage-backed securities, CMOs and asset-backed securities, as well as securities subject to prepayment of principal prior to the stated maturity date, are expected to be repaid prior to their stated maturity dates. As a result, the effective maturity of these securities is expected to be shorter than the stated maturity. For purposes of calculating a Fund's weighted average portfolio maturity, the effective maturity of such securities will be used.

         CMOs include stripped mortgage securities, which are derivative multi-class mortgage securities issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing.

Stripped mortgage securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have one class receiving all of the interest from the mortgage assets (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the securities' yield to maturity. Generally, the market value of the PO class is unusually volatile in response to changes in interest rates. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the security is rated in the highest rating category.

         Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not fully developed. Stripped mortgage securities issued or guaranteed by the U.S. government and held by a Fund may be considered liquid securities pursuant to guidelines established by the Board of Trustees.


         Convertible Securities. The Investment Grade Bond Fund may invest up to 20% of its total assets and the Global Fund and the Equity Fund, may each invest up to 100% of their total assets in convertible securities.

         Commercial Paper. Each Fund, except for the U.S. Treasury Obligations Fund, may invest in commercial paper. The Prime Money Market Fund may invest up to 100% of its total assets, and the Investment Grade Bond Fund and the Equity Fund may each invest up to 20% of their total assets, and the Global Fund may invest up to 35% of its total assets, in commercial paper. For temporary defensive purposes, the Investment Grade Bond Fund, the Global Fund, and the Equity Fund may each invest up to 100% of their total assets in commercial paper. Commercial paper consists of unsecured promissory notes issued by corporations. Commercial paper usually has a maturity of less than nine months and has a fixed rates of return. The Prime Money Market Fund, the Investment Grade Bond Fund, the Global Fund, and the Equity Fund may purchase commercial paper designated as "Section 4(2) paper," a term that includes debt obligations issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) paper is restricted as to disposition under the Federal securities laws, and is frequently sold (and resold) to institutional investors through or with the assistance of investment dealers who make a market in the Section 4(2) paper. Certain transactions in Section 4(2) paper may qualify for the registration exemption provided in Rule 144A under the Securities Act of 1933.


         Common and Preferred Stock. The Investment Grade Bond Fund may invest up to 20% of its total assets in preferred stock. The Global Fund and the Equity Fund may invest up to 100% of their total assets in common and/or preferred stock. Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro rata basis; profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company's stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay a dividend, the Funds may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividend. Such investments would be made primarily for their capital appreciation potential.


         Corporate Bonds. The Prime Money Market Fund, the Investment Grade Bond Fund, and the Global Fund may each invest up to 100% of their total assets and the Equity Fund may invest up to 20% of its total assets in corporate bonds.


         Dollar Rolls. Each Variable NAV Fund may invest up to 100% of its total assets in dollar rolls.

         Foreign Currency Transactions. The Global Fund may use forward foreign currency exchange contracts. Forward foreign currency exchange contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but instead allow a Fund to establish a rate of exchange for a future point in time. The Fund may use forward foreign currency exchange contracts to hedge against movements in the value of foreign currencies (including the "ECU" used in the European Community) relative to the U.S. dollar in connection with specific portfolio transactions or with respect to portfolio positions. The Fund may enter into forward foreign currency exchange contracts when deemed advisable by Eureka Investment Advisors under two circumstances. First, when entering into a contract for the purchase or sale of a security, the Fund may enter into a forward foreign currency exchange contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the U.S. dollar or other foreign currency.

         Second, when Eureka Investment Advisors anticipates that a particular foreign currency may decline relative to the U.S. dollar or other leading currencies, in order to reduce risk, the Fund may enter into a forward contract to sell, for a fixed amount, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency. With respect to any forward foreign currency contract, it will not generally be possible to match precisely the amount covered by the contract and the value of the securities involved due to the changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. In addition, while forward contracts may offer protection from losses resulting from declines in the value of a particular foreign currency, they also limit potential gains which might result from increases in the value of such currency. The Fund will also incur costs in connection with forward foreign currency exchange contracts and conversions of foreign currencies and U.S. dollars.

         A separate account of a Fund consisting of liquid assets equal to the amount of the Fund's assets that could be required to consummate forward contracts entered into under the second circumstance, as set forth above, will be established with the Fund's custodian. For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or securities will be placed in the account daily so that the value of the account will be equal the amount of such commitments by the Fund.

         The Global Fund may take positions in forward foreign currency exchange contracts up to a value not in excess of 50% of its total assets.


         Foreign Investment. The Prime Money Market Fund may invest up to 35% of its assets, the Investment Grade Bond Fund and the Equity Fund may each invest up to 20% of their total assets, and the Global Fund may invest 100% of its total assets, in Eurodollar Certificates of Deposit ("ECDs") which are U.S. dollar denominated certificates of deposit issued by branches of foreign and domestic banks located outside the United States, Yankee Certificates of Deposit ("Yankee CDs") which are certificates of deposit issued by a U.S. branch of a foreign bank, denominated in U.S. dollars and held in the United States, Eurodollar Time Deposits ("ETD's") which are U.S. dollar denominated deposits in a foreign branch of a U.S. bank or a foreign bank, and Canadian Time Deposits ("CTD's") which are U.S. dollar denominated certificates of deposit issued by Canadian offices of major Canadian banks, Canadian commercial paper, which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and European commercial paper, which is U.S. dollar denominated commercial paper of an issuer located in Europe. The Funds may invest in foreign commercial paper, including Canadian and European commercial paper as described above.

         The Investment Grade Bond Fund and the Equity Fund may each invest up to 20% of their total assets and the Global Fund may invest up to 100% of its total assets in foreign equity securities, including American Depository Receipts (sponsored and unsponsored) ("ADRs"), European Depository Receipts ("EDRs") and Global Depository Receipts ("GDRs").


         Each Variable NAV Fund may invest up to 15% of it total assets in emerging market securities. Investments in securities issued by foreign branches of U.S. banks, foreign banks, or other foreign issuers, including ADRs and securities purchased on foreign securities exchanges, may subject a Fund to additional investment risks. Such risks include adverse political and economic developments, possible seizure, currency blockage, nationalization or expropriation of foreign investments, less stringent disclosure requirements, exchange control regulations, non-U.S. withholding taxes and the adoption of other foreign governmental restrictions.

         Additional risks include currency exchange risks, less publicly available information, the risk that companies may not be subject to the accounting, auditing and financial reporting standards and requirements of U.S. companies, the risk that foreign securities markets may have less volume and therefore may be less liquid and their prices more volatile than U.S. securities, and the risk that custodian and brokerage costs may be higher. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. The Funds will acquire such securities only when Eureka Investment Advisors believes the risks associated with such investments are minimal.

         Futures Contracts and Related Options. The Investment Grade Bond Fund, the Global Fund, and the Equity Fund may invest in futures contracts and options thereon (interest rate futures contracts or index futures contracts, as applicable). Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, a Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on a Fund's ability to effectively hedge.

         Successful use of futures by the Funds is also subject to Eureka Investment Advisors' ability to correctly predict the direction the market will move. For example, if a Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, a Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have approximately equal offsetting losses in its futures positions. In addition, in some situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. A Fund may have to sell securities at a time when it may be disadvantageous to do so.

         The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, before any deduction for the transaction costs, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract.

         Utilization of futures transactions by a Fund involves the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom a Fund has an open position in a futures contract or related option.

         Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement, during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

         The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult to impossible to liquidate existing positions or to recover excess variation margin payments.

         Guaranteed Investment Contracts. Guaranteed investment contracts ("GICs") are issued by highly rated U.S. insurance companies. Under these contracts, a Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits interest to the Fund on a monthly basis, which is based on an index (such as the Solomon Brothers CD Index), but is guaranteed not to be less than a certain minimum rate.


         Illiquid and Restricted Securities. The Prime Money Market may invest up to 10% of its net assets in illiquid securities. The Investment Grade Bond Fund, the Global Fund, and the Equity Fund may invest up to 15% of their net assets in illiquid securities. Each Fund, except the U.S. Treasury Obligations Fund, may invest in restricted securities. Some investments may be determined by Eureka Investment Advisors, under the supervision of the Board of Trustees, to be illiquid. Securities may be deemed illiquid if the Fund cannot reasonably expect within seven days to sell the securities for approximately the amount at which the Fund values such securities. The sale of illiquid securities, if they can be sold at all, generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than will the sale of liquid securities such as securities eligible for trading on U.S. securities exchanges or in over-the-counter markets. Moreover, restricted securities, which may be illiquid, often sell, if at all, at a price lower than similar securities that are not subject to restrictions on resale.


         Illiquid securities include those that are subject to restrictions contained in the securities laws of other countries. However, securities that are freely marketable in the country where they are principally traded, but would not be freely marketable in the United States, will not be considered illiquid. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell.

         Not all restricted securities are illiquid. In recent years a large institutional market has developed for certain securities that are not registered under the Securities Act of 1933, including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

         Investment Company Securities. Each Fund may invest up to 10% of its total assets in money market investment company securities. The Global Fund may invest up to 10% of its total assets in non-money market investment company securities. By investing in investment companies, a Fund becomes exposed to the risks of that investment company's portfolio of securities. Securities of other investment companies will be acquired by the Funds within the limits prescribed by the 1940 Act. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory fees and other expenses the Fund bear directly in connection with its own operations.


ADD INFO RE EXEMPTIVE RELIEF


         Investment Grade Debt Obligations. The Variable NAV Funds may invest in "investment grade securities," which are securities rated in the four highest rating categories of an NRSRO. It should be noted that debt obligations rated in the lowest of the top four ratings (i.e., "Baa" by Moody's) are considered to have some speculative characteristics and are more sensitive to economic change than higher rated securities.

         Under normal circumstances at least 80% of the Investment Grade Bond Fund's assets will be invested in investment grade debt securities (securities that, at the time of initial investment, are rated equal to or greater than BBB-by Standard & Poor's or Baa3 by Moody's). With respect to 80% of its assets, the Fund will only invest in unrated debt securities should Eureka Investment Advisors determine that the security is of comparable quality to an investment grade issue. With respect to 80% of its assets, the Fund will not invest in securities that, at the time of initial investment, do not meet the above credit guidelines. Investment grade securities that are subsequently downgraded in quality below investment grade by both Standard & Poor's and Moody's may continue to be held in the portfolio, and will be sold only if Eureka Investment Advisors believes it would be advantageous to do so. The Fund may invest up to 20% of its assets in debt securities rated B- and above. Securities rated less than BBB- by Standard & Poor's and Baa3 by Moody's are classified as non-investment grade securities. Such securities carry a high degree of risk and are considered speculative by the major credit ratings agencies. Credit quality in the non-investment grade bond market can change suddenly and unexpectedly and even recently issued credit rating may not fully reflect the actual risks posed by a particular non-investment grade security.

         Municipal Obligations. The Prime Money Market Fund and the Investment Grade Bond Fund may each invest up to 35% of their total assets in municipal obligations. The Prime Money Market Fund will only invest in municipal securities rated in the top two tiers by a NRSRO. Municipal securities are debt securities issued by a state, its political subdivisions, agencies, authorities and corporations. Municipal securities include debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works. Other public purposes for which municipal securities may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to loan to other public institutions and facilities.

         Municipal securities include securities issued to finance various private activities, including certain types of private activity bonds ("industrial development bonds" under prior law). These securities may be issued by or on behalf of public authorities to obtain funds to provide certain privately owned or operated facilities.

         Municipal securities are generally classified as "general obligation" or "revenue." General obligation securities are secured by the issuer's pledge of its full credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Private activity bonds and industrial development bonds that are municipal securities are in most cases revenue bonds and generally do not constitute the pledge of the credit of the issuer of such bonds.

         Municipal notes are instruments issued by or on behalf of governments and political sub-divisions thereof. Examples include: tax anticipation notes, which are short-term debt instruments issued by a municipality or state to finance working capital needs of the issuer in anticipation of receiving taxes on a future date; revenue anticipation notes, which are short-term debt instruments issued by a municipality or state to provide cash prior to receipt of expected non-tax revenues from a specific source; bond anticipation notes, which are short-term debt instruments issued by a municipality or state that will be paid off with the proceeds of an upcoming bond issue; and tax revenue anticipation notes, which are short-term debt instruments issued by a municipality or state to finance working capital needs in anticipation of receiving taxes or other revenues. Construction loan notes are instruments insured by the Federal Housing Administration with permanent financing by "Fannie Mae" (the Federal National Mortgage Association) or "Ginnie Mae" (the Government National Mortgage Association) at the end of the project construction period. Tax-free commercial paper is an unsecured promissory obligation issued or guaranteed by a municipal issuer.

         Taxable municipal securities are municipal securities the interest on which is not exempt from federal income tax. Taxable municipal securities may include "private activity bonds" that are issued by or on behalf of states or political subdivisions thereof to finance privately-owned or operated facilities for business and manufacturing, housing, sports, and pollution control and to finance facilities for charitable institutions. The payment of the principal and interest on private activity bonds is not backed by a pledge of tax revenues, and is dependent solely on the ability of the facility's user to meet its financial obligations. Taxable municipal securities also may include remarketed certificates of participation.

         The federal bankruptcy statutes relating to the adjustments of debts of political subdivisions and authorities of states of the United States provide that, in certain circumstances, such subdivisions or authorities may be authorized to initiate bankruptcy proceedings without prior notice to or consent of creditors, which proceedings could result in material adverse changes in the rights of holders of obligations issued by such subdivisions or authorities.

         Municipal securities also include participation certificates in a lease, an installment purchase contract, or a conditional sales contract ("lease obligations") entered into by a state or political subdivision to finance the acquisition or construction of equipment, land or facilities. Although lease obligations are not general obligations of the issuer for which the state or other governmental body's unlimited taxing power is pledged, certain lease obligations are backed by a covenant to appropriate money to make the lease obligation payments. However, under certain lease obligations, the state or governmental body has no obligation to make these payments in future years unless money is appropriated on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. These securities represent a relatively new type of financing that is not yet marketable as more conventional securities. Certain investments in lease obligations may be illiquid. Under guidelines established by the Board of Trustees, the following factors will be considered when determining the liquidity of a lease obligation:
(1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the obligation and the number of potential buyers; (3) the willingness of dealers to undertake to make a market in the obligation; and (4) the nature of the marketplace trades.

         Options - Calls and Puts.

         Calls. The Variable NAV Funds may write (sell) "covered" call options and purchase options to close out options previously written by it. Such options must be listed on a National Securities Exchange and issued by the Options Clearing Corporation. The purpose of writing covered call options is to generate additional income. This premium income will serve to enhance each Fund's total return and will reduce the effect of any price decline of the security involved in the option.

         A call option gives the holder (buyer) the "right to purchase" a security at a specified price (the exercise price) at any time until a certain date (the expiration date). So long as the obligation of the writer of a call option continues, the writer may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by repurchasing an option identical to that previously sold. To secure the writer's obligation to deliver the underlying security in the case of a call option, a writer is required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation. The Funds will write only covered call options. This means that a Fund will only write a call option on a security which it already owns.

         The Variable NAV Funds will write call options only if they are "covered" and may buy call options. In the case of a call option on a security, the option is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as are held in a segregated account by its custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if the Fund maintains with its custodian cash or cash equivalents equal to the contract value. A call option is also covered if the Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written provided the difference is maintained by the Fund in cash or cash equivalents in a segregated account with its custodian.

         Fund securities on which call options may be written will be purchased solely on the basis of investment considerations consistent with a Fund's investment objectives. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked or uncovered options which the Funds will not do), but capable of enhancing a Fund's total return. When writing a covered call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but retains the risk of loss should the price of the security decline. Unlike owning securities not subject to an option, a Fund does not have any control over the point at which it may be required to sell the underlying securities, because it may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer. If a call option which a Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security. The security covering the call will be maintained in a segregated account by the Fund's custodian. A Fund does not consider a security covered by a call to be "pledged" as that term is used in its policy which limits the pledging or mortgaging of its assets.

         The premium received is the market value of an option. The premium a Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, and the length of the option period. Once the decision to write a call option has been made, Eureka Investment Advisors, in determining whether a particular call option should be written on a particular security, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for the option. The premium received by a Fund for writing covered call options will be recorded as a liability in a Fund's statement of assets and liabilities. This liability will be readjusted daily to the option's current market value, which will be the latest sale price at the time at which the net asset value per share of a Fund is computed (close of the New York Stock Exchange (the "NYSE")), or, in the absence of such sale, the latest asked price (or, with respect to the Global Fund, the mean between the last bid and asked prices). The liability will be extinguished upon expiration of the option, the purchase of an identical option in the closing transaction, or delivery of the underlying security upon the exercise of the option.

         Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security from being called, or to permit the sale of the underlying security. Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that a Fund will be able to effect such closing transactions at a favorable price. If a Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. This could result in higher transaction costs. A Fund will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.

         Call options written by a Fund will normally have expiration dates of less than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities at the time the options are written. From time to time, a Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security from its portfolio. In such cases, additional costs will be incurred.

         A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Fund.

         Puts. A put is a right to sell a specified security (or securities) within a specified period of time at a specified exercise price. To the extent consistent with its investment objective, the Variable NAV Funds, may buy put options and write secured put options.

         The amount payable to a Fund upon its exercise of a "put" is normally
(i) the Fund's acquisition cost of the securities subject to the put (excluding any accrued interest which the Fund paid on the acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the securities, plus
(ii) all interest accrued on the securities since the last interest payment date during that period.

         These options may relate to particular securities, financial instruments, foreign currencies, stock or bond indices or the yield differential between two securities, and may or may not be listed on a securities exchange and may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risks. In addition, unlisted options are not subject to the protections afforded purchasers of listed options issued by the Options Clearing Corporation, which performs the obligations of its members if they default. Cross hedging is the use of options or forward contracts in one currency to hedge against fluctuations in the value of securities denominated in a different currency based on a belief that there is a pattern of correlation between the two currencies. The Funds intend to enter into puts only with dealers, banks, and broker-dealers which, in Eureka Investment Advisors' opinion, present minimal credit risks.

         Put and Call Options. A Fund will not purchase put and call options when the aggregate premiums on outstanding options exceed 5% of its net assets at the time of purchase, and will not write options on more than 25% of the value of its net assets (measured at the time an option is written). Options trading is a highly specialized activity that entails greater than ordinary investment risks. In addition, unlisted options are not subject to the protections afforded purchasers of listed options issued by the Options Clearing Corporation, which performs the obligations of its members if they default. Cross-hedging is the use of options or forward contracts in one currency to hedge against fluctuations in the value of securities denominated in a different currency based on a belief that there is a pattern of correlation between the two currencies.

         Risk Factors Relating to Options. There are several risks associated with transactions in put and call options. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on a national securities exchange ("Exchange") may be absent for reasons which include the following: there may be insufficient trading interest in certain options, restrictions may be imposed by an Exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an Exchange; the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that Exchange would continue to be exercisable in accordance with their terms. In addition, the success of a hedging strategy based on options transactions may depend on the ability of Eureka Investment Advisors to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates.

         Repurchase Agreements. Securities held by each of the Funds may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Fund would acquire securities from member banks of the Federal Deposit Insurance Corporation with capital, surplus, and undivided profits of not less than $100,000,000 (as of the date of their most recently published financial statements) and from registered broker-dealers which Eureka Investment Advisors deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities.

         The seller under a repurchase agreement will be required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest) and Eureka Investment Advisors will monitor the collateral's value to ensure that it equals or exceeds the repurchase price (including accrued interest). In addition, securities subject to repurchase agreements will be held in a segregated account.

         If the seller were to default on its repurchase obligation or become insolvent, a Fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities held by the Fund were delayed pending court action. Additionally, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying security to the seller's estate. Securities subject to repurchase agreements will be held by the Eureka Funds' custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the Investment Company Act of 1940 (the "1940 Act").

         Reverse Repurchase Agreements. Each Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements in accordance with each Fund's investment restrictions. Each Fund may borrow up to 33 1/3% of its total assets. Pursuant to such agreements, a Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase the securities at a mutually agreed-upon date and price. Each Fund intends to enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account liquid assets consistent with the Fund's investment restrictions having a value equal to the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained. Such assets will include U.S. government securities or other liquid high quality debt securities or high grade debt securities. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which it is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act.

         Rights Offerings and Warrants to Purchase. The Variable NAV Funds may participate in rights offerings and may purchase warrants, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. Subscription rights normally have a short life span to expiration. The purchase of rights or warrants involves the risk that the Fund could lose the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the rights' and warrants' expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

         Securities Lending. Each Fund may engage in securities lending. Securities lending is limited to 33 1/3% of a Fund's total assets. While the lending of securities may subject a Fund to certain risks, such as delays or the inability to regain the securities in the event the borrower was to default on its lending agreement or enter into bankruptcy, the Fund will receive 100% collateral in the form of cash or U.S. government securities. This collateral will be valued daily by Eureka Investment Advisors and should the market value of the loaned securities increase, the borrower will furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities. Loans are subject to termination by a Fund or the borrower at any time. While a Fund will not have the right to vote securities on loan, the Funds intend to terminate the loan and regain the right to vote if that is considered important with respect to the investment. The Funds will only enter into loan arrangements with broker-dealers, banks or other institutions which Eureka Investment Advisors has determined are creditworthy under guidelines established by the Board of Trustees.

         Short-Term Trading. Each Variable NAV Fund may engage in short-term trading. Short-term trading involves the selling of securities held for a short time, ranging from several months to less than a day. The object of such short-term trading is to increase the potential for capital appreciation and/or income of the Funds in order to take advantage of what Eureka Investment Advisors believes are changes in market, industry or individual company conditions or outlook. Any such trading would increase the portfolio turnover rate of the Funds and their transaction costs. In addition, short-term trading may increase the amount of taxes payable by shareholders.

         Supranational Organizational Obligations. The Funds, other than the U.S. Treasury Obligations Fund may purchase debt securities of supranational organizations such as the European Coal and Steel Community, the European Economic Community and the World Bank, which are chartered to promote economic development.

         Swaps. Each Variable NAV Fund may enter swap agreements. Swap agreements (a common form of derivatives) are contracts between parties in which one party agrees to make payments to the other party based on the change in market value of a specified index or asset. In return, the other party agrees to make payments to the first party based on the return of a different specified index or asset. Although swap agreements entail the risk that a party will default on its payment obligations the Funds will minimize this risk by entering into agreements that mark to market no less frequently than quarterly. Swap agreements also bear the risk that the Funds will not be able to meet their obligations to the counterparty. This risk will be mitigated by having the Funds invest in an equivalent asset for which they are obligated to pay a return. Swap agreements may be considered illiquid and therefore subject to a Fund's limitation on illiquid securities.

         U.S. Government Obligations. The U.S. Treasury Obligations Fund will invest exclusively in bills, notes and bonds issued or guaranteed by the U.S. Treasury or agency obligations which are also supported by the full faith and credit of the U.S. government. Each of the other Funds may invest in such obligations and in other obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities. Such other obligations may include those which are supported by the full faith and credit of the U.S. government; others which are supported by the right of the issuer to borrow from the Treasury; others which are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; and still others which are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored agencies and instrumentalities if it is not obligated to do so by law. A Fund will invest in the obligations of such agencies and instrumentalities only when Eureka Investment Advisors believes that the credit risk with respect thereto is minimal.


         U.S. Government Agency Securities. The Prime Money Market Fund, the Investment Grade Bond Fund, and the Global Fund may each invest 100% of their total assets in U.S. government agency securities. The Equity Fund may invest up to 20% of its total assets in U.S. government agency securities and for temporary defensive purposes may invest 100% of its total assets in U.S. government agency securities. U.S. government agency securities include obligations issued or guaranteed as to payment of principal and interest by the full faith and credit of the U.S. government, such as Treasury bills, notes, bonds and certificates of indebtedness, and obligations issued or guaranteed by the agencies or instrumentalities of the U.S. government, but not supported by such full faith and credit. Obligations of certain agencies and instrumentalities of the U.S. government, such as GNMA and the Export-Import Bank of the United States, are supported by the full faith and credit of the U.S. Treasury; others, such as those of FNMA, are supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; still others, such as those of the Federal Farm Credit Banks, or the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government would provide financial support to U.S. government- sponsored agencies or instrumentalities if it is not obligated to do so by law.

         U.S. government agency securities may include mortgage-backed pass-through securities. Interest and principal payments (including prepayments) on the mortgages underlying such securities are passed through to the holders of the security. Prepayments occur when the borrower under an individual mortgage repays the remaining principal before the mortgage's scheduled maturity date. As a result of the pass-through of prepayments of principal on the underlying securities, mortgage-backed pass-through securities are often subject to more rapid prepayments of principal than their stated maturity would indicate. Because the prepayment characteristics of the underlying mortgages vary, it is not possible to predict accurately the realized yield or average life of a particular issue of pass-through certificates. Prepayments are important because of their effect on the yield and price of the securities. During periods of declining interest rates, such prepayments can be expected to accelerate, and the Funds would be required to reinvest the proceeds at the lower interest rates then available. In addition, prepayments of mortgages which underlie securities purchased at a premium may not have been fully amortized at the time the obligation is repaid. As a result of these principal prepayment features, mortgage-backed pass-through securities are generally more volatile investments than other U.S. government agency securities.

         "Zero coupon" U.S. government agency securities also tend to be more volatile than other types of U.S. government agency securities. Zero coupon securities are debt instruments that do not pay current interest and are typically sold at prices greatly discounted from par value. The return on a zero coupon obligation, when held to maturity, equals the difference between the par value and the original purchase price.


         U.S. Treasury Securities. The Prime Money Market Fund, the U.S. Treasury Obligations Fund, the Investment Grade Bond Fund, and the Global Fund may each invest up to 100% of their total assets in U.S. Treasury securities. The Equity Fund may invest up to 20% of its total assets and for temporary defensive purposes up to 100% of its total assets in U.S. Treasury securities.


         Variable Amount Master Demand Notes. Variable amount master demand notes, in which the Funds, except for the U.S. Treasury Obligations Fund, may invest are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. They are also referred to as variable rate demand notes. Because these notes are direct lending arrangements between the Fund and the issuer, they are not normally traded. Although there may be no secondary market in the notes, the Fund may demand payment of principal and accrued interest at any time or during specified periods not exceeding one year, depending upon the instrument involved, and may resell the note at any time to a third party. The absence of such an active secondary market, however, could make it difficult for a Fund to dispose of a variable amount master demand note if the issuer defaulted on its payment obligations or during periods when the Fund is not entitled to exercise their demand rights, and a Fund could, suffer a loss to the extent of the default. While the notes are not typically rated by credit rating agencies, variable amount master demand notes must satisfy the criteria for commercial paper. Eureka Investment Advisors will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand. Where necessary to ensure that a note is of "high quality," a Fund will require that the issuer's obligation to pay the principal of the note be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. In determining dollar-weighted average portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the period of time remaining until the principal amount can be recovered from the issuer through demand.

         Variable and Floating Rate Notes. The Funds, other than the U.S. Treasury Obligations Fund, may acquire variable and floating rate notes, subject to that Fund's investment objective, policies, and restrictions. A variable rate note is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate note is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Such notes are frequently not rated by credit rating agencies; however, unrated variable and floating rate notes purchased by a Fund will be determined by Eureka Investment Advisors under guidelines established by the Board of Trustees to be of comparable quality at the time of purchase to rated instruments eligible for purchase under a Fund's investment policies. In making such determinations, Eureka Investment Advisors will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by a Fund, it may resell a note at any time to a third party. The absence of an active secondary market, however, could make it difficult for a Fund to dispose of a variable or floating rate note in the event the issuer of the note defaulted on its payment obligations and a Fund could, as a result or for other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit.

         For purposes of the Money Market Funds, the maturities of the variable and floating rate notes will be determined in accordance with Rule 2a-7 under the 1940 Act.

         When-Issued Securities. Each Fund may purchase securities on a when-issued basis and may purchase and sell securities on a forward commitment basis (I.E., for delivery beyond the normal settlement date at a stated price and yield), including "TBA" (to be announced) purchase commitments. When a Fund agrees to purchase securities on a when-issued or forward commitment basis, the Fund's custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy the purchase commitment, and in such a case, a Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that any such Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash.

         When a Fund engages in when-issued or forward commitment transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Fund incurring a loss or missing the opportunity to obtain a price considered to be advantageous. In addition, the purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date. Each of the Funds does not intend to purchase when-issued securities for speculative purposes but only in furtherance of its investment objective.

INVESTMENT RESTRICTIONS

         For each Fund the following investment restrictions are fundamental and cannot be changed without approval of the holders of a majority of the outstanding voting securities (as defined in the 1940 Act) of that Fund.

         1. The Fund may lend or borrow money to the extent permitted by the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

         2. The Fund may pledge, mortgage or hypothecate any of its assets to the extent permitted by the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

         3. The Fund may issue senior securities to the extent permitted by the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

         4. The Fund may purchase securities of any issuer only when consistent with the maintenance of its status as a diversified company under the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

         5. The Fund may not concentrate investments in a particular industry or group of industries as concentration is defined under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

         6. The Fund may underwrite securities to the extent permitted by the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

         7. The Fund may purchase or sell commodities, commodities contracts, futures contracts, or real estate to the extent permitted by the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

ADDITIONAL INFORMATION REGARDING FUNDAMENTAL INVESTMENT RESTRICTIONS

         The fundamental investment restrictions limit a Fund's ability to engage in certain investment practices and purchase securities to the extent permitted by, or consistent with, the 1940 Act. Relevant limitations of the 1940 Act are described below. Each Fund may be subject to more restrictive non-fundamental investment policies. Non-fundamental investment policies may be changed by the Board of Trustees.

         The following 1940 Act descriptions are to assist the investor in understanding the fundamental restrictions above, and are not themselves fundamental.

         Fundamental Investment Restriction (1). The 1940 Act presently limits a Fund's ability to borrow to one-third of the value of its total assets. Borrowing by a Fund allows it to leverage its portfolio, which exposes it to certain risks. Leveraging exaggerates the effect of any increase or decrease in the value of portfolio securities on a Fund's net asset value, and money borrowed will be subject to interest costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the interest received from the securities purchased with borrowed funds.

         The 1940 Act also restricts the ability of any mutual fund to lend. Under the 1940 Act, a Fund may only make loans if expressly permitted to do so by the Fund's investment policies, and a Fund may not make loans to persons who control or are under common control with the Fund. Thus, the 1940 Act effectively prohibits a Fund from making loans to certain persons when conflicts of interest or undue influence are most likely present. The Funds may, however, make other loans which if made would expose shareholders to certain additional risks.

         Fundamental Investment Restriction (2). The 1940 Act limits a Fund's ability to pledge, mortgage or hypothecate its assets to one-third of its assets. To the extent that pledged assets are encumbered for more than seven days such assets would be considered illiquid and, therefore, each Fund's use of such techniques would be limited to 15% of its net assets (10% for the Money Market Funds).

         Fundamental Investment Restriction (3). The ability of a mutual fund to issue senior securities is severely circumscribed by complex regulatory constraints under the 1940 Act that restrict, for instance, the amount, timing, and form of senior securities that may be issued. Because portfolio management techniques involving the issuance of senior securities, such as the purchase of securities on margin, short sales, or the writing of puts on portfolio securities, are all techniques that involve the leveraging of a portfolio, they would not be consistent with the current SEC rules governing Money Market Funds.

         Fundamental Investment Restriction (4). Under Section 5(b) of the 1940 Act, an investment company is diversified if, as to 75% of its total assets, no more than 5% of the value of its total assets is invested in the securities of a single issuer and no more than 10% of the issuer's voting securities is held by the investment company. However, each of the Funds is subject to the "per issuer" diversification requirements of the Internal Revenue Code of 1986 ("Code") at the Fund's tax quarter-ends. Under the Code, the 5% "per issuer" limit is applied only to 50% of a Fund's total assets (not 75% of total assets as under the 1940 Act). However, no single issuer can exceed 25% of a Fund's total assets under the Code as well as under the 1940 Act. All of the funds are diversified.

         Fundamental Investment Restriction (5). "Concentration" is interpreted under the 1940 Act to mean investment of 25% or more of a Fund's total assets in a single industry. If a Fund were to "concentrate" its investments in a narrow industry, investors would be exposed to greater risks because the Fund's performance would be largely dependent on that segment's performance.

         Fundamental Investment Restriction (6). The 1940 Act prohibits a diversified mutual fund from underwriting securities in excess of 25% of its total assets.

         Fundamental Investment Restriction (7). This restriction would permit investment in commodities, commodities contracts, futures contracts, or real estate to the extent permitted under the 1940 Act. Each Fund has the ability to use these investment techniques. Commodities, as opposed to commodity futures, represent the actual underlying bulk goods, such as grains, metals and food stuffs. Real estate-related instruments include real estate investment trusts, commercial and residential mortgage-backed securities, and real estate financings, and such instruments are generally sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, overbuilding, and the management skill and creditworthiness of the issuer. If a Fund invested in these instruments it would be exposed to the risks associated with the underlying security.


NON-FUNDAMENTAL POLICIES REQUIRING SHAREHOLDER NOTICE

         The following policies are non-fundamental but require a notice to shareholders at least 60 days prior to any change:

         The Eureka U.S. Treasury Obligations Fund, under normal circumstances, invests at least 80% of its assets in U.S. Treasury Obligations, and repurchase agreements collateralized by U.S. Treasury Securities.

         The Eureka Investment Grade Bond Fund, under normal circumstances, invests at least 80% of its assets in investment grade bonds.

         The Eureka Equity Fund, under normal circumstances, invests at least 80% of its assets in equity securities.

         Any notice required to be delivered to shareholders of a Fund for the purpose of announcing an intended change in this non-fundamental policy of the Fund will be provided in plain English in a separate written document. Each such notice will contain, in bold-face type and placed prominently in the document, the following statement:
"Important Notice Regarding Change in Investment Policy." This statement, if delivered separately from other communications to shareholders, will also appear on the envelope in which such notice is delivered.



PORTFOLIO TURNOVER

         The portfolio turnover rate for each Fund is calculated by dividing the lesser of a Fund's purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose maturities at the time of acquisition were one year or less. High portfolio turnover rates will generally result in higher transaction costs to the Funds and may result in higher levels of taxable realized gains (including short-term capital gains generally taxed at ordinary income tax rates when distributed to shareholders who are individuals) to a Fund's shareholders. The portfolio turnover rate may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemptions of Shares. Portfolio turnover will not be a limiting factor in making investment decisions.

         Because securities with maturities of less than one year are excluded from the calculation of the portfolio turnover rate, the portfolio turnover rate for each Money Market Fund is expected to be zero for regulatory and reporting purposes.

                                    VALUATION


                  The net asset value of each of the Money Market Funds generally is determined at 1:00 p.m. and 4:00 p.m. Eastern time on each business day. A Money Market Fund's business day is any day in which the Federal Reserve Bank and the principal bond markets (as recommended by the Bond Market Association) are open for regular trading. In addition, the Money Market Funds reserve the right to consider a business day any other day on which regular trading in money market instruments is taking place. On any day that the bond markets close early, such as days in advance of holidays or in the event of any emergency, the Funds reserve the right to advance the time net asset value is determined and by which purchase, redemption, and exchange orders must be received on that day.

         The net asset value of the Investment Grade Bond Fund generally is determined at 4:00 p.m. Eastern time on each business day. The Investment Grade Bond Fund's business day is any day in which the Federal Reserve Bank and the principal bond markets (as recommended by the Bond Market Association) are open for regular trading. In addition, the Investment Grade Bond Fund reserves the right to consider a business day any other day on which regular trading in the Fund's investments are taking place. On any day that the bond markets close early, such as days in advance of holidays or in the event of any emergency, the Fund reserves the right to advance the time net asset value is determined and by which purchase, redemption, and exchange orders must be received on that day.

The net asset value of the Global Fund and the Equity Fund is generally determined on each business day as of the close of regular trading of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each day in which the NYSE is open for trading. In addition, the Global Fund and the Equity Fund reserve the right to consider a business day any other day on which regular trading in a Fund's investments is taking place. Currently, the NYSE is closed on the customary national business holidays of New Year's Day, Martin Luther King, Jr., Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         Net asset value per Share for purposes of pricing sales and redemptions is calculated by determining the value of the class's proportional interest in the securities and other assets of a Fund, less (i) such class's proportional share of general liabilities and (ii) the liabilities allocable only to such class, and dividing such amount by the number of relevant class Shares outstanding.


         The securities in each Fund, other than the Money Market Funds, will be valued at market value. If market quotations are not available, the securities will be valued by a method which the Board of Trustees believes accurately reflects fair value.

VALUATION OF THE MONEY MARKET FUNDS

         The Money Market Funds use the amortized cost method of valuing their securities. This involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Money Market Fund would receive if it sold the instrument. The value of each Money Market Fund's securities can be expected to vary inversely with changes in prevailing interest rates.

         Pursuant to Rule 2a-7, each Money Market Fund will maintain a dollar-weighted average portfolio maturity appropriate to its objective of maintaining a stable net asset value per Share, provided that the Fund will not purchase any security with a remaining maturity of more than thirteen months (securities subject to repurchase agreements may bear longer maturities) nor maintain a dollar-weighted average portfolio maturity which exceeds 90 days. The Board of Trustees has also undertaken to establish procedures reasonably designed, taking into account current market conditions and each Money Market Fund's investment objective, to stabilize the net asset value per Share for purposes of sales and redemptions at $1.00. These procedures include review by the Trustees, at such intervals as they deem appropriate, to determine the extent, if any, to which the net asset value per Share deviates from $1.00 per Share. In the event such deviation exceeds one-half of one percent, Rule 2a-7 requires the Board of Trustees to promptly consider what action, if any, should be initiated. If the Board of Trustees determines that the deviation from a $1.00 price per Share may result in material dilution or other unfair results to Shareholders, it will take the appropriate steps to eliminate or reduce these consequences to the extent reasonably practicable. These steps may include selling portfolio instruments prior to maturity in order to realize capital gains or losses to shorten the average portfolio maturity, adjusting or withholding dividends or utilizing a net asset value per Share determined by using available market quotations.

VALUATION OF THE EUREKA U.S. TREASURY OBLIGATIONS FUND AND THE EUREKA PRIME MONEY MARKET FUND DETERMINED FOR SHADOW PRICING AND VALUATION OF THE INVESTMENT GRADE BOND FUND, THE GLOBAL FUND, AND THE EQUITY FUND

         The value of portfolio securities of the Eureka U.S. Treasury Obligations Fund and the Eureka Prime Money Market Fund (each a "Money Market Fund") determined for the shadow pricing of such assets under Rule 2a-7(c)(7), and (ii) the value of portfolio securities of each Fund of the Eureka Funds other than a Money Market Fund for purposes of establishing the net asset value per share of such Fund will be determined in the following manner:

         A. The net asset value per share of each series of Eureka Funds (each, a "Fund") shall be computed by the Fund Accountant in accordance with the Fund Accounting Agreement. To the extent available, prices for all portfolio securities held by the Funds shall be obtained from the primary pricing agent designated by Fund Accountant and approved by the Board of Trustees of the Funds. If the primary pricing agent is unable to provide a price, the secondary pricing agent, as designated by Fund Accountant and approved by the Board of Trustees, shall be utilized. If the secondary pricing agent is unable to provide a price, the tertiary pricing agent, as designated by Fund Accountant and approved by the Board of Trustees, shall be utilized;


         B. If a security cannot be valued pursuant to paragraph (A) hereof, or if in the judgment of the Fund Accountant, a price provided by a pricing agent is not representative of the market value, the Fund Accountant is authorized and directed to use as pricing agents broker-dealers and other financial intermediaries that are acting as market makers in any such security. The Fund Accountant will, on a timely basis, contact Eureka Investment Advisors, Inc. (the "Advisor") and request a "canvas of brokers." The Advisor will then survey no less than three broker-dealers and other financial intermediaries which, in its judgment, have an expertise in the trading and valuation of such securities as may be relevant, in order to obtain a valuation for the securities requested by the Fund Accountant. The Advisor will provide to the Fund Accountant the bid quotations obtained from the broker-dealers and other financial intermediaries. The Fund Accountant will determine a security's price based on (i) the average of three bid quotations provided by the Advisor from broker-dealers and other financial intermediaries that are acting as market makers in a security, or (ii) the average of the bid quotations provided by the Advisor from all market makers when fewer than three broker-dealer quotations exist for a security; or

         C.       If a security cannot be valued pursuant to paragraphs (A) or
                  (B) hereof, or if in the judgment of the Fund Accountant the price(s) reported from a canvas of broker-dealers and other financial intermediaries is not a reasonable reflection of the security's value, or if the Advisor declares, in its judgment, that a canvas of broker-dealers and other financial intermediaries is either infeasible or not reflective of the security's value, the Fund Accountant will convene a meeting of the "Pricing Committee."

The Pricing Committee conducts its pricing activities in the manner established by the Procedures for Valuation of Portfolio Securities. The Procedures for Valuation of Portfolio Securities are reviewed and approved by the Funds' Board of Trustees at least annually.




                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

HOW TO PURCHASE AND REDEEM SHARES

DISTRIBUTOR

         Shares are sold on a continuous basis by the Eureka Funds' Distributor, BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219. If you wish to purchase Shares, contact the Eureka Funds at (888) 890-8121.

PURCHASES OF CLASS A SHARES AND CLASS B SHARES

         Class A Shares and Class B Shares may be purchased through procedures established by the Distributor in connection with the requirements of qualified accounts maintained by or on behalf of certain persons ("Customers"). All payments by the Distributor for distribution assistance or shareholder services under the Distribution Plan will be made pursuant to an agreement (a "Servicing Agreement") between the Distributor and such bank, other financial institution or intermediary, broker-dealer, or affiliate or subsidiary of the Distributor ("Participating Organizations"). Class A Shares and Class B Shares may be purchased by Participating Organizations under the Eureka Funds' Distribution Plan. See "MANAGEMENT OF THE EUREKA FUNDS--Distribution Plan."

         Shares of the Eureka Funds sold to Participating Organizations acting in a fiduciary, advisory, custodial (other than individual retirement accounts), or other similar capacity on behalf of Customers will normally be held of record by the Participating Organizations. With respect to Shares so sold, it is the responsibility of the Participating Organization to transmit purchase or redemption orders to the Distributor and to deliver federal funds for purchase on a timely basis.

         Investors may directly purchase Class A Shares and Class B Shares of a Fund by completing and signing an Account Registration Form and mailing it, together with a check (or other negotiable bank draft or money order) for at least the minimum initial purchase amount, payable to Eureka Funds, P.O. Box 182792, Columbus, Ohio 43218-2792. The Funds do not accept third-party checks. Investors may obtain an Account Registration Form and additional information regarding the Eureka Funds by contacting their local United California Bank office or calling (888) 890-8121. Initial purchases of shares into a new account may not be made by wire. Subsequent purchases of Class A Shares or Class B Shares of a Fund may be made at any time by mailing a check (or other negotiable bank draft or money order) to the above address.

         If an Account Registration Form has been previously received by the Distributor, investors may also purchase Class A Shares and Class B Shares by telephone. Telephone orders may be placed by calling the Eureka Funds at (888) 890-8121. Payment for Class A Shares and Class B Shares ordered by telephone may be made by sending funds electronically to the Eureka Funds' custodian. To make payments electronically, investors must call the Eureka Funds at (888) 890-8121 to obtain instructions regarding the bank account number into which the funds should be wired and other pertinent information.

         Class A Shares of the Money Market Funds are sold at the net asset value next determined after receipt by the Distributor of an order in good form to purchase Shares. Class A Shares of the Variable NAV Funds are sold at the net asset value next determined, computed after the sale plus a sales charge which varies based on the Fund and the quantity purchased, after receipt by the Distributor of an order in good form to purchase Shares (see "VALUATION OF SHARES"). Class B Shares of the Variable NAV Funds are sold at the net asset value next determined after receipt by the Distributor of an order in good form to purchase Shares. In the case of orders for the purchase of Shares placed through a broker-dealer, the public offering price will be the net asset value as so determined, but only if the broker-dealer receives the order prior to the Valuation Time for that day and transmits to the Eureka Funds by the Valuation Time. The broker-dealer is responsible for transmitting such orders promptly.
If the broker-dealer fails to do so, the investor's right to that day's closing price must be settled between the investor and the broker-dealer. If the broker-dealer receives the order after the Valuation Time for that day, the price will be based on the net asset value determined as of the Valuation Time for the next Business Day.

         There is a minimum initial investment of $1,000 for the purchase of Class A Shares and Class B Shares of a Fund, and a $50 minimum for subsequent purchases. The minimum initial investment amount is $50 if purchases are made in connection with qualified retirement plans (401(k) and 403(b) accounts only), systematic investment plans or payroll deduction plans. There is no limit on the amount of Class A Shares and Class B Shares that may be purchased.

         Shareholders will be mailed a confirmation of each new transaction in their account. In the case of Class A Shares or Class B Shares held of record by a Participating Organization but beneficially owned by a Customer, confirmations of purchases, exchanges and redemptions of Class A Shares or Class B Shares by a Participating Organization will be sent to the Customer by the Participating Organization. Certificates representing Shares will not be issued.

Eureka Funds Individual Retirement Account ("IRA")

         The Eureka Funds make available IRAs, including IRAs set up under a Simplified Employee Pension Plan ("SEP-IRAs") and IRA "Rollover Accounts." An IRA enables individuals, even if they participate in an employer-sponsored retirement plan, to establish their own retirement program by purchasing Class A Shares or Class B Shares for an IRA. Eureka Funds IRA contributions may be tax-deductible and earnings are tax deferred. Under the Tax Reform Act of 1986, the tax deductibility of IRA contributions is restricted or eliminated for individuals who participate in certain employer pension plans and whose annual income exceeds certain limits. Existing IRAs and future contributions up to the IRA maximums, whether deductible or not, still earn income on a tax-deferred basis.

         The Eureka Funds also make available the Roth IRA. Unlike a traditional IRA, contributions to a Roth IRA are not tax deductible. However, distributions are generally excluded from income provided they occur at least five years after the creation of the Roth IRA and the distribution is (1) made on or after the date on which the individual attains age 59 1/2; (2) made to a beneficiary (or the individual's estate) on or after the individual's death; (3) attributable to the individual being disabled; or (4) a "qualified first-time home buyer distribution," subject to a $10,000 limit.

         Trust Shares of the Eureka Funds IRAs are available to employees of Eureka Investment Advisors and its affiliates, employees of BISYS Fund Services, and Trustees of the Eureka Funds; the minimum initial investment in an IRA is $500 and there is no minimum subsequent investment requirement. Class A Shares and Class B Shares of the Eureka Funds IRAs are available to all shareholders; the minimum investment in an IRA is $1,000 and the minimum for subsequent investments is $50.

         BISYS Fund Services, Inc. serves as transfer agent to each Fund pursuant to a Transfer Agency Agreement. All Eureka Funds IRA distribution requests must be made in writing to BISYS Fund Services, Inc. (the "Transfer Agent"). Any additional deposits to a Eureka Funds IRA must distinguish the type and year of the contribution.

         For more information on a Eureka Funds IRA call the Eureka Funds at
(888) 890-8121. Shareholders are advised to consult a tax adviser on Eureka Funds IRA contribution and withdrawal requirements and restrictions. Shareholders should read the Disclosure Statement and Custodial Agreement for further details on eligibility, service fees, and tax implications.

ADDITIONAL INFORMATION ABOUT PURCHASING SHARES

         Purchases of Class A Shares and Class B Shares of the Eureka Funds will be effected only on a Business Day (as defined in "VALUATION"). An order for a Money Market Fund received prior to a Valuation Time on any Business Day will be executed at the net asset value determined as of the next Valuation Time on the date of receipt. An order for a Money Market Fund received after the last Valuation Time on any Business Day will be executed at the net asset value determined as of the next Valuation Time on the next Business Day. An order for Class A Shares of any Fund other than a Money Market Fund received prior to the Valuation Time on any Business Day will be executed at the net asset value computed after the sale plus a sales charge which various based on the Fund and the quantity purchased determined as of the Valuation Time on the date of receipt. An order for Class A Shares of any Fund other than a Money Market Fund received after the Valuation Time on any Business Day will be executed at the net asset value computed after the sale plus a sales charge which various based on the Fund and the quantity purchased determined as of the Valuation Time on the Business Day.

         An order to purchase Class A Shares or Class B Shares of a Money Market Fund will be deemed to have been received by the Distributor when federal funds are available to the Eureka Funds' custodian for investment. Federal funds are monies credited to a bank's account within a Federal Reserve Bank. Payment for an order to purchase Shares of a Money Market Fund which is transmitted by federal funds wire will be available the same day for investment by the Eureka Funds' custodian, if received prior to the last Valuation Time (see "VALUATION"). It is strongly recommended that investors of substantial amounts use federal funds to purchase Shares of a Money Market Fund.

         Shares of a Money Market Fund purchased before 1:00 p.m., Eastern time, begin earning dividends on the same Business Day. All Shares of a Money Market Fund continue to earn dividends through the day before their redemption.

         Depending upon the terms of a particular Customer account, a Participating Organization or Bank may charge a Customer's account fees for services provided in connection with investment in the Eureka Funds. Information concerning this Prospectus should be read in conjunction with any such information received from the Participating Organizations or Banks.

         The Eureka Funds reserve the right to reject any order for the purchase of its Class A Shares or Class B Shares in whole or in part, including purchases made with foreign drafts or checks. The Eureka Funds will not accept third party checks for investment.

         Please call the Eureka Funds at (888) 890-8121 regarding proper instructions and information to purchase or redeem Shares by check or wire. Shareholders may also execute telephone transactions as explained below.

ADDITIONAL INFORMATION REGARDING BROKER COMPENSATION.

         As the Trust's principal underwriter, BISYS acts as principal in selling Class A Shares and Class B Shares of the Trust to dealers. BISYS re-allows a portion of the sales charge as dealer discounts and brokerage commissions. Dealer allowances expressed as a percentage of the offering price for all offering prices are set forth in the relevant Class A Shares and Class B Shares Prospectuses. From time to time, BISYS may make expense reimbursements for special training of a dealer's registered representatives in group meetings or to help pay the expenses of sales contests. In some instances, promotional incentives to dealers may be offered only to certain dealers who have sold or may sell significant amounts of Group shares. Neither BISYS nor dealers are permitted to delay the placement of orders to benefit themselves by a price change.

         From time to time dealers who receive dealer discounts and broker commissions from the Distributor may reallow all or a portion of such dealer discounts and broker commissions to other dealers or brokers.

         The Distributor, at its expense, will also provide additional compensation to dealers in connection with sales of Class A Shares and Class B Shares of any of the Funds. Such compensation will include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding one or more Funds of the Trust, and/or other dealer-sponsored special events. In some instances, this compensation will be made available only to certain dealers whose representatives have sold a significant amount of such Shares. Compensation will include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to locations within or outside the United States for meetings or seminars of a business nature. Dealers may not use sales of a Fund's Shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc. None of the aforementioned compensation is paid for by any Fund or its Shareholders.

REDEMPTION OF SHARES

         Shareholders may redeem their Class A Shares without charge on any day that net asset value is calculated (see "VALUATION"). As discussed in the Class A Shares/Class B Shares Prospectus, the Class B Shares are subject to a Contingent Deferred Sales Charge if they are redeemed prior to the sixth anniversary of purchase. Class A Shares and Class B Shares may ordinarily be redeemed by mail or by telephone. However, all or part of a Customer's Shares may be required to be redeemed in accordance with instructions and limitations pertaining to his or her account held by a Participating Organization or Bank. For example, if a Customer has agreed to maintain a minimum balance in his or her account, and the balance in that account falls below that minimum, the Customer may be obliged to redeem, or the Participating Organization or Bank may redeem for and on behalf of the Customer, all or part of the Customer's Shares to the extent necessary to maintain the required minimum balance.

         Each Fund reserves the right to redeem a shareholder's Class A Shares or Class B Shares if the Shareholder does not maintain a balance of $1,000 in the respective Shares of that Fund.

REDEMPTION BY MAIL

         A written request for redemption must be received by the Eureka Funds in order to constitute a valid tender for redemption. The signature on the written request must be guaranteed by a bank, broker, dealer, credit union, securities exchange, securities association, clearing agency or savings association, as those terms are defined in Rule 17Ad-15 under the Securities Exchange Act of 1934 if (a) a redemption check is to be payable to anyone other than the Shareholder(s) of record; or (b) a redemption check is to be mailed to the Shareholder(s) at an address other than the address of record or other than to a commercial bank designated on the Account Registration Form of such Shareholder(s). The Distributor reserves the right to reject any signature guarantee if (1) it has reason to believe that the signature is not genuine, (2) it has reason to believe that the transaction would otherwise be improper, or
(3) the guarantor institution is a broker or dealer that is neither a member of a clearing corporation nor maintains net capital of at least $100,000. A signature notarized by a notary public will not be accepted as a signature guarantee. Proceeds may be mailed to the address of record or sent electronically or mailed to a previously designated bank account without a signature guarantee. See "Redemption by Telephone" for further discussion regarding sending proceeds to your bank account.

REDEMPTION BY TELEPHONE

         Shares may be redeemed by telephone if the Shareholder selected that option on the Account Registration Form or in a subsequent written request to the Transfer Agent. A Shareholder may have the proceeds mailed to the address of record or sent electronically or mailed directly to a domestic commercial bank account previously designated by the Shareholder on the Account Registration Form. Under most circumstances, such payments will be transmitted on the next Business Day following receipt of a valid request for redemption. Such electronic redemption requests may be made by the Shareholder by telephone to the Transfer Agent. The Transfer Agent may reduce the amount of a wire redemption payment by its then-current wire redemption charge. Presently there is no charge. There is no charge for having payment of redemption requests mailed or sent via the Automated Clearing House to a designated bank account. For telephone redemptions, contact the Funds at (888) 890-8121.

TELEPHONE PROCEDURES

         A change of address may be requested over the telephone or by fax. These requests will be processed and subject to independent verification at the point of entry. Telephone and faxed address changes may not be made in conjunction with a redemption request or a change in Auto Invest/Auto Withdrawal instructions. A Shareholder that changes his or her address by phone will have their account subject to a ten business day escrow hold.

         The Distributor, the Transfer Agent, Eureka Investment Advisors, and the Eureka Funds will not be liable for any losses, damages, expenses or costs arising out of any telephone transaction (including purchases, exchanges, and redemptions) effected in accordance with the Eureka Funds' telephone transaction procedures, upon instructions reasonably believed to be genuine. The Eureka Funds will employ procedures designed to provide reasonable assurance that instructions communicated by telephone are genuine; if these procedures are followed, the Eureka Funds will not be liable for any losses due to unauthorized or fraudulent instructions. These procedures include recording phone conversations, sending confirmations to Shareholders within 72 hours of the telephone transaction, verifying the account name and a Shareholder's account number or tax identification number and sending redemption proceeds only to the address of record or to a previously authorized bank account. If, due to temporary adverse conditions, Shareholders are unable to effect telephone transactions, Shareholders may mail redemption requests to the Eureka Funds.

PAYMENTS TO SHAREHOLDERS

         Redemption orders are effected at the net asset value per Share next determined after the Shares are properly tendered for redemption, as described above. As described in the Prospectus, Class B Shares redeemed prior to the eighth anniversary of purchase are subject to a Contingent Deferred Sales Charge. Payment to Shareholders for Shares redeemed will be made within seven days after receipt by the Distributor of the request for redemption. However, to the greatest extent possible, the Eureka Funds will attempt to honor requests from Shareholders for next Business Day payments if the request for redemption is received by the Transfer Agent before the Valuation Time on a Business Day or, if the request for redemption is received after the Valuation Time, to honor requests for payment within two Business Days, unless it would be disadvantageous to the Eureka Funds or the Shareholders of the particular Fund to sell or liquidate portfolio securities in an amount sufficient to satisfy requests for payments in that manner. The Money Market Funds will attempt to honor requests from Shareholders for same day payment upon redemption of Shares if the request for redemption is received by the Transfer Agent before 1:00 p.m. Eastern time, on a Business Day or, if the request for redemption is received after 1:00 p.m. Eastern time, to honor requests for payment on the next Business Day, unless it would be disadvantageous to the Fund or its Shareholders to sell or liquidate portfolio securities in an amount sufficient to satisfy requests for payments in that manner.

         In some instances, a Fund may be requested to redeem Shares for which it has not yet received good payment. Under such circumstances, the Eureka Funds may delay forwarding the proceeds until payment has been collected for the purchase of such Shares, which may take up to 15 days or more. To avoid delay in payment upon redemption, investors should purchase Shares by certified check or by wire transfer. The Eureka Funds intend to pay cash for all Shares redeemed, but under abnormal conditions which may make payment in cash unwise, the Eureka Funds may make payment wholly or partly in portfolio securities at their then current market value equal to the redemption price. In such cases, an investor may incur brokerage costs in converting such securities to cash.

         Due to the relatively high cost of handling small investments, the Eureka Funds reserve the right to redeem, at net asset value, the Shares in an account with a value of less than $1,000. Accordingly, an investor purchasing Shares of a Fund in only the minimum investment amount may be subject to such involuntary redemption if he thereafter redeems some of his Shares. Before the Eureka Funds exercises its right to redeem such Shares, the Shareholder will be given notice that the value of his Shares of a Fund is less than the minimum amount and will be allowed 60 days to make an additional investment to increase the value of the account to at least $1,000.

         Each class of Shares of the Funds are sold on a continuous basis by BISYS Fund Services Limited Partnership d/b/a/ BISYS Fund Services. In addition to purchasing Shares directly from BISYS Fund Services, Class A Shares, Class B Shares, and Trust Shares may be purchased through procedures established by BISYS Fund Services in connection with the requirements of accounts at United California Bank, or United California Bank's affiliates or correspondent banks. Customers purchasing Shares of the Eureka Funds may include officers, directors, employees of United California Bank or United California Bank's affiliates or correspondent banks, employees of BISYS Fund Services or Trustees of the Eureka Funds.

MATTERS AFFECTING REDEMPTION

         The Eureka Funds may suspend the right of redemption or postpone the date of payment for Shares during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the Securities and Exchange Commission, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the Securities and Exchange Commission has by order permitted such suspension, or (d) an emergency exists as a result of which (i) disposal by the Eureka Funds of securities owned by it is not reasonably practical or (ii) it is not reasonably practical for the Company to determine the fair market value of its total net assets.

         The Eureka Funds may redeem any class of Shares involuntarily if redemption appears appropriate. See "Valuation of the Money Market Funds" above.

                           ADDITIONAL TAX INFORMATION

DIVIDENDS AND TAXES

         Each Fund will be treated as a separate entity for federal income tax purposes. Each Fund intends to qualify for treatment as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). If qualified, a Fund will not have to pay federal taxes on amounts it distributes to Shareholders. Regulated investment companies are subject to a federal excise tax if they do not distribute substantially all of their income on a timely basis. Each Fund intends to avoid paying federal income and excise taxes by timely distributing substantially all its net income and net realized capital gains.

         Shareholders will be advised at least annually as to the amount and federal income tax character of distributions made during the year.

         The net investment income of each Money Market Fund is declared daily as a dividend to Shareholders at the close of business on the day of declaration. Dividends will generally be paid monthly. The Money Market Funds do not expect to realize any long-term capital gains and, therefore, do not foresee paying any "capital gains dividends" as described in the Code. However, any such capital gains will be distributed no more than twice a year after deduction for any available capital loss carryforward.

         The amount of dividends payable with respect to the Trust Shares will exceed dividends on Class A Shares and Class B Shares due to the Distribution and Shareholder Services Plan fee and Services Plan fee applicable to Class A Shares and Class B Shares.

         Dividends on the Shares of the Investment Grade Bond Fund are declared daily and paid monthly. A dividend on the Shares of the Global Fund is declared and paid annually. A dividend on the Shares of the Equity Fund are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually to Shareholders of record after deduction for any available capital loss carryforward.

         A Shareholder will automatically receive all income dividends and capital gain distributions in additional full and fractional Shares at net asset value as of the date of payment unless the Shareholder elects to receive such dividends or distributions in cash. Such election, or any revocation thereof, must be made in writing to the Eureka Funds, P.O. Box 182792, Columbus, Ohio 43218-2792, and will become effective with respect to dividends and distributions having record dates after its receipt by the Transfer Agent. Reinvested dividends receive the same tax treatment as dividends paid in cash. Dividends are paid in cash not later than seven Business Days after a Shareholder's complete redemption of his or her Shares. If you elect to receive distributions in cash, and checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your cash election will be changed automatically and your future dividend and capital gains distributions will be reinvested in the Fund at the per share net asset value determined as of the date of payment of the distribution. In addition, any undeliverable checks or checks that remain uncashed for six months will be canceled and will be held in a non-interest bearing account pending further instructions from the Shareholder.

         Dividends are generally taxable in the taxable year received. However, dividends declared in October, November or December to Shareholders of record during such a month and paid during the following January are treated for tax purposes as if they were received by each Shareholder on December 31 of the year in which the dividends were declared.

         Dividends will generally be taxable to a Shareholder as ordinary income to the extent of the Shareholder's ratable share of the earnings and profits of a Fund as determined for tax purposes. Certain dividends paid by the Investment Grade Bond Fund, the Global Fund, and the Equity Fund, and so-designated by the Funds may qualify for the dividends received deduction for corporate shareholders. Because all of the net investment income of the remaining Funds is expected to be interest income, it is anticipated that no distributions from such Funds will qualify for the dividends received deduction. Distributions of net realized capital gains are taxable to Shareholders as long-term capital gains regardless of how long the Shareholder has held Shares in the Fund. Shareholders who are not subject to tax on their income generally will not have to pay federal income tax on amounts distributed to them.

         Dividends and distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when a Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund's net asset value also reflects unrealized losses.

         Dividends received by a Shareholder of a Fund that are derived from such Fund's investments in U.S. government agency securities may not be entitled to the exemption from state and local income taxes that would be available if the Shareholder had purchased U.S. government agency securities directly. Distributions of income derived from repurchase agreements and securities lending transactions generally will not qualify for exemption from state and local income taxes.

         The foregoing is a summary of certain federal income tax consequences of investing in a Fund. Shareholders should consult their own tax advisers concerning the tax consequences of an investment in a Fund including the application of state and local taxes to distributions received from a Fund.

GENERAL

         It is the policy of each of the Funds to qualify for the favorable tax treatment accorded regulated investment companies (a "RIC") under Subchapter M of the Code. By qualifying as a RIC, each Fund expects to eliminate or reduce to a nominal amount its federal income taxes.

         In order to qualify as a RIC and to qualify for the favorable tax treatment accorded RICs and their shareholders, a Fund must (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities, and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies; (b) distribute each year at least 90% of its dividend, interest (including tax-exempt interest), and certain other income and the excess, if any, of its net short-term capital gains over its net long-term capital losses; and (c) diversify its holdings so that, at the end of each fiscal quarter (i) at least 50% of the market value of its assets is represented by cash, cash items, U.S. government securities, securities of other RICs, and other securities, limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. government or other RICs) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses.

         A non-deductible excise tax is imposed on RICs that do not distribute in each calendar year (regardless of whether they have a non-calendar taxable year) an amount at least equal to (i) 98% of their "ordinary income" (as defined) for the calendar year plus (ii) 98% of their capital gain net income for the 12 month period ending on October 31 of such calendar year plus (iii) any undistributed amounts from prior years. For the foregoing purposes, a Fund is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. If distributions during a calendar year by a Fund were less than the required amount, the Fund would be subject to a non-deductible excise tax equal to 4% of the deficiency.



         Although each Fund expects to qualify as a RIC and to be relieved of all or substantially all Federal income taxes, depending upon the extent of their activities in states and localities in which their offices are maintained, in which their agents of independent contractors are located, or in which they are otherwise deemed to be conducting business, the Funds may be subject to the tax laws of such states or localities. If for any taxable year a Fund does not qualify for the special federal tax treatment accorded a RIC, all of its taxable income will be subject to federal income tax at regular corporate rates at the Fund level (without any deduction for distributions to its Shareholders). In addition, distributions to Shareholders will be taxed as ordinary income even if the distributions are attributable to capital gains or exempt interest earned by the Fund.

         Each Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the proceeds of share sales, exchanges, or redemptions made by, and the taxable dividends and other distributions paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number (TIN), who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. Pursuant to recently enacted tax legislation, the backup withholding tax rate will be (i) 30.5% for amounts paid after August 6, 2001 through the end of 2001, (ii) 30% for amounts paid during 2002 and 2003,
(iii) 29% for amounts paid during 2004 and 2005, and (iv) 28% for amounts paid during 2006 through 2010. This legislation will expire and the backup withholding rate will be 31% for amounts paid after December 31, 2010 unless Congress enacts tax legislation providing otherwise.

         The Internal Revenue Service's current regulations affecting the application to foreign investors of the back-up withholding and withholding tax rules described above are generally effective for payments made after December 31, 2000. In some circumstances, the new rules increase the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the back-up withholding tax rates and for reduced withholding tax rates under income tax treaties. Foreign investors in the Fund should consult their tax advisers with respect to the potential application of these new regulations.


         A Fund's transactions in futures contracts, options, and foreign-currency-denominated securities, and certain other investment and hedging activities of the Fund, will be subject to special tax rules (including "mark-to-market," "straddle," "wash sale," "constructive sale" and "short sale" rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's assets, convert short-term capital losses into long-term capital losses, convert long-term capital gains into short-term capital gains and otherwise affect the character of the Fund's income. These rules could therefore affect the amount, timing, and character of distributions to Shareholders. Income earned as a result of these transactions would, in general, not be eligible for the dividends received deduction or for treatment as exempt-interest dividends when distributed to Shareholders. The Funds will endeavor to make any available elections pertaining to these transactions in a manner believed to be in the best interest of the Funds.

         Investment by the Fund in "passive foreign investment companies" could subject the Fund to federal income tax or other charge on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a "qualified electing fund."

         A "passive foreign investment company" is any foreign corporation: (i) 75 percent or more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.




         Information set forth in the Prospectuses and this Statement of Additional Information which relates to federal taxation is only a summary of some of the important federal tax considerations generally affecting purchasers of Shares of the Funds. No attempt has been made to present a detailed explanation of the federal income tax treatment of a Fund or its Shareholders and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of Shares of a Fund are urged to consult their tax advisers. In addition, the tax discussion in the Prospectuses and this Statement of Additional Information is based on tax laws and regulations which are in effect on the date of the Prospectuses and this Statement of Additional Information; such laws and regulations may be changed by legislative or administrative action.

ADDITIONAL TAX INFORMATION CONCERNING THE GLOBAL FUND

         Dividends and certain interest income earned by the Global Fund from foreign securities may be subject to foreign withholding taxes or other taxes. So long as more than 50% of the value of the Fund's total assets at the close of any taxable year consists of stock or securities of foreign corporations, the Fund may elect, for federal income tax purposes, to treat certain foreign taxes paid by it, including generally any withholding taxes and other foreign income taxes, as paid by its shareholders. It is possible that the Global Fund will make this election in certain years. The remaining Funds do not expect to be eligible to make this election. If a Fund makes the election, the amount of such foreign taxes paid by a Fund will be included in its shareholders' income pro rata (in addition to taxable distributions actually received by them). A shareholder's ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by the Fund may be subject to certain limitations imposed by the Code, as a result of which a shareholder may not get a full credit or deduction for the amount of such taxes. Shareholders who do not itemize on their federal income tax returns may claim a credit (but no deduction) for such foreign taxes.

         The Global Fund's transactions in foreign currencies and hedging activities may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in value of the foreign currency concerned. In addition, such activities will likely produce a difference between book income and taxable income. This difference may cause a portion of a Fund's income distributions to constitute a return of capital for tax purposes or require the Fund to make distributions exceeding book income to qualify as a regulated investment company for tax purposes.

                         MANAGEMENT OF THE EUREKA FUNDS

TRUSTEES AND OFFICERS

         The Board of Trustees of the Eureka Funds has overall responsibility for the Funds. The Board of Trustees is elected by the Shareholders. There are currently five Trustees, two of whom are "interested persons" of the Eureka Funds within the meaning of that term under the 1940 Act. The Trustees, in turn, elect the officers of the Eureka Funds to supervise its day-to-day operations.

         The Trustees and officers of each Fund, their current addresses, and principal occupations during the past five years are as follows (if no address is listed, the address is 3435 Stelzer Road, Columbus, Ohio 43219):

                                        POSITION WITH THE
NAME/AGE                                  EUREKA FUNDS                           PRINCIPAL OCCUPATION
--------                                  ------------                           --------------------

Donald H. Livingstone...............        Trustee                    Director - Center for
58                                                                     Entrepreneurship, Brigham and Young
                                                                       University, 1994 to present; Professor
                                                                       - Marriott School of Business, Brigham
                                                                       and Young University, 1994 to present;
                                                                       Partner - Arthur Andersen LLP,
                                                                       1976 - 1995

Walter F. Beran.....................        Trustee                    Chairman - Pacific Alliance
74                                                                     Group, Present; Board Member - Hankin &
                                                                       Co., Present; Board Member - Fleetwood
                                                                       Enterprises, Inc., Present; Board
                                                                       Member - Ventas, Inc., Present;
                                                                       Retired, Vice Chairman - Ernst & Young,
                                                                       1986

Takashi Muraoka*....................        Trustee                    Vice Chairman/Head-Corporate
46                                                                     Development Group - United California
                                                                       Bank, November 1999 to present;
                                                                       Executive Vice President/ Deputy Head -
                                                                       Corporate Development Group - Sanwa
                                                                       Bank, August 1999 to October 1999;
                                                                       Deputy General Manager - Human Resources
                                                                       Department - Sanwa Bank, Limited, Tokyo,
                                                                       November 1994 to July 1999

David L. Buell......................        Trustee                    Manager of Business Development - East
                                                                       West Bank, January 2001 to present;
                                                                       Chairman and Chief Executive Officer
                                                                       - Prime Bank February 1998 to January
                                                                       2001; Owner (50%)- Prime, LLC,
                                                                       1996 - 1998; Founder, Chairman &
                                                                       CEO-Metrobank, 1978 - 1996


Howard Gould*            ...........        Trustee and                Vice Chairman, United California
                                            Chairman                   Bank - Community & Retail
                                                                       Banking Group (1992 - present).




Greg Maddox.........................        President                  Vice President of Client Services,
33                                                                     BISYS Fund Services, Inc. (1990 -
                                                                       present).

Mark Sichley........................        Vice President             Director, BISYS Fund Services,
43                                                                     Inc. (1987 - present).

Martin R. Dean......................        Secretary                  Vice President of Administration
37                                                                     Services  of BISYS Fund  Services  (1994- Present);
                                                                       Senior Manager, KPMG Peat Marwick LLP (1987-1994)

Nadeem Yousaf.......................        Treasurer                  Vice President of Financial
32                                                                     Services, BISYS Fund Services,
                                                                       Inc. (1999-present); Director of Canadian
                                                                       Operations, Investors Bank & Trust (1997 -1999);
                                                                       Asst. Mgr., PriceWaterhouseCoopers LLP (1994 -
                                                                       1997).

Alaina V. Metz......................        Assistant Secretary        Chief Administrative Officer of
33                                                                     BISYS FundServices - - Blue Sky
                                                                       compliance (1995-Present); Alliance Capital
                                                                       Management, L.P. (1989 - 1995)


* Considered to be an "interested person" of the Funds as defined in the 1940
Act.

         The officers of the Eureka Funds receive no compensation directly from the Eureka Funds for performing the duties of their offices. BISYS Fund Services receives fees from the Eureka Funds for acting as Administrator and BISYS Fund Services, Inc. receives fees from the Eureka Funds for acting as Transfer Agent and for providing fund accounting services to the Eureka Funds.

                              COMPENSATION TABLE(1)


                                                                PENSION OR                           TOTAL
                                              AGGREGATE         RETIREMENT       ESTIMATED       COMPENSATION
                                            COMPENSATION     BENEFITS ACCRUED     ANNUAL        FROM THE EUREKA
                                           FROM THE EUREKA    AS PART OF FUND  BENEFITS UPON     FUNDS PAID TO
NAME OF PERSON, POSITION                        FUNDS            EXPENSES       RETIREMENT         DIRECTORS
------------------------                        -----            --------       ----------         ---------

Walter F. Beran, Trustee...........          $______              None             None          $______
David L. Buell, Trustee............          $______              None             None          $______
Donald H. Livingstone, Trustee.....          $______              None             None          $______
Larry Layne, Trustee(2)............          $______              None             None          $______
Takashi Muraoka, Trustee...........          $______              None             None          $______
Howard Gould, Trustee(3)...........               __                __               __               __


(1) Compensation figures are for the fiscal year ended on September 30, 2001.



(2) Larry Layne resigned from his position as trustee of the Eureka Funds effective December 31, 2000.



(3)      Howard Gould became a Trustee on June 27, 2001.

INVESTMENT ADVISER

         Investment advisory and management services are provided to each Fund by Eureka Investment Advisors pursuant to an Investment Advisory Agreement ("Advisory Agreement") dated May 1, 2001.

         The Advisory Agreement provides that Eureka Investment Advisors shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Eureka Funds in connection with the performance of such Advisory Agreement, except a loss resulting from a breach of fiduciary duty under the 1940 Act with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of Eureka Investment Advisors in the performance of its duties, or from reckless disregard by Eureka Investment Advisors of its obligations and duties under the Advisory Agreement.

         The Advisory Agreement will continue in effect until May 31, 2002 and if not terminated, shall continue in effect as to a particular Fund for successive periods of twelve months, provided such continuance is specifically approved at least annually (a) by the vote of a majority of those members of the Trust's Board of Trustees who are not parties to the Advisory Agreement or interested persons of any party to the Advisory Agreement, cast in person at a meeting called for the purpose of voting on such approval, and (b) by the vote of a majority of the Trust's Board of Trustees or by the vote of a majority of the outstanding voting securities of such Fund. The Advisory Agreement is terminable as to a particular Fund at any time on 60 days written notice, without the payment of any penalty, by the Trust (by vote of the Trust's Board of Trustees or by the vote of a majority of the outstanding voting securities of such Fund) or by Eureka Investment Advisors. The Advisory Agreement will immediately terminate in the event of its assignment, as defined in the 1940 Act.

         Under an investment advisory agreement between the Eureka Funds and Eureka Investment Advisors, the fee payable to Eureka Investment Advisors by each Fund for investment advisory services is the lesser of: (a) a fee computed daily and paid monthly at the annual rate of thirty one-hundredths of one percent (0.30%) of the Prime Money Market Fund's average daily net assets; twenty one-hundredths of one percent (0.20%) of the U.S. Treasury Obligations Fund's average daily net assets; sixty one-hundredths of one percent (0.60%) of the Investment Grade Bond Fund's average daily net assets; ninety one-hundredths of one percent (0.90%) of the Global Fund's average daily net assets; and seventy five one-hundredths of one percent (0.75%) of the Equity Fund's average daily net assets, or (b) such fee as may from time to time be agreed upon by the Eureka Funds and Eureka Investment Advisors. The fee agreed to from time to time by the Eureka Funds and Eureka Investment Advisors may be significantly lower than the fee calculated at the annual rate and the effect of such agreed upon lower fee would be to lower a Fund's expenses and increase the net income of the Fund during the period when such agreed upon lower fee is in effect.

         Eureka Investment Advisors received the following fees for investment advisory services:

                                FISCAL YEAR ENDED


                                                     SEPTEMBER 30, 2001                 SEPTEMBER 30, 2000
                                                                    ADDITIONAL                         ADDITIONAL
                                                                      AMOUNT                             AMOUNT
                                                     PAID             WAIVED           PAID              WAIVED
                                                     ----             ------           ----              ------

U.S. Treasury Obligations Fund..............          $_____            $_____        $248,667          $124,331
Prime Money Market Fund.....................          $_____            $_____        $859,710          $289,097
Investment Grade Bond Fund..................          $_____            $_____        $868,205          $144,699
Global Fund.................................          $_____            $_____        $775,575           $86,396
Equity Fund.................................          $_____            $_____      $1,548,649          $206,484


PORTFOLIO TRANSACTIONS

         Pursuant to the Advisory Agreement, Eureka Investment Advisors determines, subject to the general supervision of the Board of Trustees and in accordance with each Fund's investment objective and restrictions, which securities are to be purchased and sold by a Fund, and which brokers are to be eligible to execute portfolio transactions. Purchases and sales of portfolio securities with respect to the Funds usually are principal transactions in which portfolio securities are purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities generally include (but not in the case of mutual fund shares purchased by the Funds) a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers may include the spread between the bid and asked price. Transactions on stock exchanges involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market are generally principal transactions with dealers.
With respect to the over-the-counter market, the Eureka Funds, where possible, will deal directly with dealers who make a market in the securities involved unless better price and execution are available elsewhere. While Eureka Investment Advisors generally seeks competitive spreads or commissions, the Eureka Funds may not necessarily pay the lowest spread or commission available on each transaction, for reasons discussed below.

         Allocation of transactions, including their frequency, to various dealers is determined by Eureka Investment Advisors in its best judgment and in a manner deemed fair and reasonable to Shareholders. The major consideration in allocating brokerage business is the assurance that the best execution is being received on all transactions. Brokerage will at times be allocated to firms that supply research, statistical data and similar services when the terms of the transaction and the capabilities of different broker/dealers are consistent with the guidelines set forth in Section 28(e) of the Securities Exchange Act of 1934. Information so received is in addition to, and not in lieu of, services required to be performed by Eureka Investment Advisors and does not reduce the advisory fees payable to Eureka Investment Advisors. Such information may be useful to Eureka Investment Advisors in serving both the Eureka Funds and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to Eureka Investment Advisors in carrying out its obligations to the Eureka Funds.

         Except as otherwise disclosed to the Shareholders of the Funds and as permitted by applicable rules and regulations, Eureka Investment Advisors will not execute portfolio transactions on behalf of the Funds through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with Eureka Investment Advisors, BISYS Fund Services, or their affiliates, and will not give preference to Eureka Investment Advisors' correspondents with respect to such transactions, securities, savings deposits, repurchase agreements, and reverse repurchase agreements.

         Investment decisions for each Fund are made independently from those for the other Funds or any other investment company or account managed by Eureka Investment Advisors. Other investment companies or accounts may also invest in the same securities as the Eureka Funds. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another Fund of the Eureka Funds, investment company or account, the transaction will be averaged as to price and available investments will be allocated as to amount in a manner which Eureka Investment Advisors believes to be equitable to the Fund(s) and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by a Fund. To the extent permitted by law, Eureka Investment Advisors may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for the other Funds or for other investment companies or accounts in order to obtain best execution. As provided by the Advisory Agreement, in making investment recommendations for the Eureka Funds, Eureka Investment Advisors will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Eureka Funds is a customer of Eureka Investment Advisors or their parents, subsidiaries, or affiliates, and, in dealing with their customers, Eureka Investment Advisors and their parents, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by the Eureka Funds.

         In determining when and to what extent to use Sanwa Futures LLC or any other affiliated broker-dealer as its broker for executing orders for the Funds on securities exchanges, Eureka Investment Advisors will consider (if relevant) whether the compensation to be paid Sanwa Futures LLC or any other affiliated broker-dealer will be (i) fair and reasonable, (ii) at least as favorable to the Funds as commissions that would be charged by other qualified brokers having comparable execution capabilities and (iii) at least as favorable as commissions contemporaneously charged by Sanwa Futures LLC or any other affiliated broker-dealer on comparable transactions for its most favored unaffiliated customers. The Funds do not consider it practicable or in the best interests of their shareholders to solicit competitive bids for commission rates on each transaction. However, the Board of Trustees, including a majority of the Trustees who are not "interested persons" of Sanwa Futures LLC or any other affiliated broker-dealer within the meaning of the 1940 Act, (i) has prescribed procedures designed to provide that the

Funds do not pay commissions that do not meet the standards described above,
(ii) reviews those procedures annually to determine whether they remain adequate and (iii) considers quarterly whether or not the commissions charged by Sanwa Futures LLC or any other affiliated broker- dealer have met the standards.

         Brokerage services Sanwa Futures LLC provides to the Funds is also subject to Rule 11a2-2(T) under the Securities Exchange Act of 1934, as amended. Rule 11a2-2(T) permits the Funds to use Sanwa Futures LLC as a broker provided certain conditions are met. Among these requirements are that members of the exchange not associated with Sanwa Futures LLC perform the floor brokerage element of portfolio transactions (that is, execution on the exchange floor or through use of exchange facilities) that the orders to such members be transmitted from off the exchange floor and that neither Sanwa Futures LLC nor an associated person of Sanwa Futures LLC participates in the execution of the transaction after the order has been so transmitted. In connection with transactions in which Sanwa Futures LLC acts as broker for the Funds, Sanwa Futures LLC, while not permitted to perform floor brokerage (which is undertaken by members of Sanwa Futures LLC selects who are not associated with that firm), still continues to bear principal responsibility for determining important elements of overall execution such as timing and order size, and also clears and settles such transactions. Sanwa Futures LLC pays the fees charged by those persons performing the described floor brokerage elements. Sanwa Futures LLC will not trade directly with the Funds in any transactions in which Sanwa Futures LLC or an affiliate acts as principal.

         The Funds paid aggregate brokerage commissions in the following amounts:

                                FISCAL YEAR ENDED


                                                                  SEPTEMBER 30, 2001       SEPTEMBER 30, 2000
                                                                  ------------------       ------------------

Global Fund..........................................                   $_______                  $99,254
Equity Fund..........................................                   $_______                 $420,539


GLASS-STEAGALL ACT


         The Gramm-Leach-Bliley Act of 1999 Repealed Certain Provisions of the Glass-Steagall Act that had Previously Restricted the Ability of Banks and their Affiliates to Engage in Certain Mutual Fund Activities. Nevertheless, the Adviser's Activities Remain Subject to, and may be Limited by, Applicable Federal Banking Law and Regulations. The Adviser believes that they possess the legal authority to perform the services for the eureka funds contemplated by the investment Advisory Agreement and described in the Prospectuses and this Statement of Additional Information and has so represented in the Investment Advisory Agreement. Future changes in either federal or state statutes and regulations relating to the permissible activities of banks or bank holding companies and the subsidiaries or affiliates of those entities, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations could prevent or restrict the Adviser from continuing to perform such services for the Eureka Funds. Depending upon the nature of any changes in the services that could be provided by the Adviser, the Board of Trustees of the Eureka Funds would review the Eureka Funds' relationship with the Adviser and consider taking all action necessary in the circumstances.


         United California Bank believes that they possess the legal authority to perform the services for each fund. Should future legislative, judicial, or administrative action prohibit or restrict the proposed activities of United California Bank or their affiliated and correspondent banks (the "Banks") in connection with Customer's purchases of Shares of the Eureka Funds, the Banks might be required to alter materially or discontinue the services offered by them to Customers. It is not anticipated, however, that any change in the Eureka Funds' method of operations would affect its net asset value per Share or result in financial losses to any Customer.

ADMINISTRATOR

         BISYS Fund Services serves as administrator (the "Administrator") to each Fund pursuant to the Administration Agreement dated as of October 21, 1997. The Administrator assists in supervising operations of each Fund (other than those performed by Eureka Investment Advisors under the Advisory Agreement, those performed by The Bank of New York under its custodial services agreements with the Eureka Funds, and those performed by BISYS Fund Services, Inc. under its transfer agency, shareholder service and fund accounting agreements with the Eureka Funds). The Administrator is a broker-dealer registered with the Securities and Exchange Commission, and is a member of the National Association of Securities Dealers, Inc. The Administrator provides financial services to institutional clients.

         Under the Administration Agreement, the Administrator has agreed to monitor the net asset value of the Money Market Funds, to maintain office facilities for the Eureka Funds, to maintain the Eureka Funds' financial accounts and records, and to furnish the Eureka Funds statistical and research data and certain bookkeeping services, and certain other services required by the Eureka Funds. The Administrator prepares annual and semi-annual reports to the Securities and Exchange Commission, prepares federal and state tax returns, prepares filings with state securities commissions, and generally assists in supervising all aspects of the Eureka Funds' operations (other than those performed by Eureka Investment Advisors under the Advisory Agreement, and those performed by The Bank of New York, under its custodial services agreements with the Eureka Funds, and those performed by BISYS Fund Services, Inc. under its transfer agency, shareholder service and fund accounting agreements with the Eureka Funds). Under the Administration Agreement, the Administrator may delegate all or any part of its responsibilities thereunder. Under the Administration Agreement, the Administrator receives a fee from each Fund equal to the lesser of (a) a fee computed at the annual rate set forth below, subject to a per Fund annual minimum of $75,000: twenty one-hundredths of one percent (0.20%) of a Fund's average daily net assets up to $500 million; eighteen and one-half one-hundredths of one percent (0.185%) of a Fund's average daily net assets in excess of $500 million up to $1 billion; and seventeen and one-half one-hundredths of one percent (0.175%) of a Fund's average daily net assets in excess of $1 billion, or (b) such fee as may from time to time be agreed upon by the Eureka Funds and the Administrator. A fee agreed to from time to time by the Eureka Funds and the Administrator may be significantly lower than the fee calculated at the annual rate and the effect of such lower fee would be to lower a Fund's expenses and increase the net income of the Fund during the period when such lower fee is in effect.

         The Administration Agreement will continue until May 31, 2002. Thereafter, the Administration Agreement shall be renewed automatically for successive two year terms, unless written notice not to renew is given by the non-renewing party to the other party at least 60 days prior to the expiration of the then-current term. The Administration Agreement is terminable with respect to a particular Fund only upon mutual agreement of the parties to the Administration Agreement and for cause (as defined in the Administration Agreement) by the party alleging cause, on not less than 60 days notice by the Eureka Funds' Board of Trustees or by the Administrator.

         The Administration Agreement provides that the Administrator shall not be liable for any loss suffered by the Eureka Funds in connection with the matters to which the Administration Agreement relates, except a loss, action or error resulting from willful misfeasance, bad faith, or negligence in the performance of its duties, or by reason of reckless disregard by the Administrator of its obligations and duties thereunder.

         For administration services for the fiscal year ended September 30, 2000, the Administrator received the following amounts after voluntary fee reductions: 0.10% of the average daily net assets of the Prime Money Market Fund, 0.16% of the average daily net assets of the U.S. Treasury Obligations Fund, 0.20% of the average daily net assets of the Investment Grade Bond Fund, 0.20% of the average daily net assets of the Global Fund, and 0.20% of the average daily net assets of the Equity Fund.

         BISYS Fund Services received the following fees for administration services:

                                FISCAL YEAR ENDED


                                                     SEPTEMBER 30, 2001                 SEPTEMBER 30, 2000
                                                     ------------------                 ------------------



                                                                    ADDITIONAL                         ADDITIONAL
                                                                      AMOUNT                             AMOUNT
                                                     PAID             WAIVED           PAID              WAIVED
                                                     ----             ------           ----              ------

U.S. Treasury Obligations Fund..............          $_____            $_____        $241,216                $0
Prime Money Market Fund.....................          $_____            $_____        $560,851          $173,456
Investment Grade Bond Fund..................          $_____            $_____        $280,767                $0
Global Fund.................................          $_____            $_____        $167,634                $0
Equity Fund.................................          $_____            $_____        $400,610                $0


DISTRIBUTOR

         BISYS Fund Services serves as distributor to each Fund pursuant to a Distribution Agreement dated October 21, 1997. The Distribution Agreement will continue in effect for one-year periods if such continuance is approved at least annually (i) by the Board of Trustees or by the vote of a majority of the outstanding Shares of the Funds or Fund subject to such Distribution Agreement, and (ii) by the vote of a majority of the Trustees who are not parties to such Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to such Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated in the event of any assignment, as defined in the 1940 Act.

BISYS Fund Services is entitled to a fee of 0.25% of the average daily net assets of Class A Shares and Class B Shares of each Fund payable under the Fund's Distribution Plan, for its services as Distributor.

         BISYS Fund Services received the following fees for distribution services:

                                FISCAL YEAR ENDED


                                                                  SEPTEMBER 30, 2001       SEPTEMBER 30, 2000
                                                                  ------------------       ------------------

U.S. Treasury Obligations Fund.......................                     $_____                  $226,27
Prime Money Market Fund..............................                     $_____                 $461,978
Investment Grade Bond Fund...........................                     $_____                   $7,026
Global Fund..........................................                     $_____                   $7,388
Equity Fund..........................................                     $_____                   $5,885


         The Distribution Plan was initially approved on October 21, 1997 by the Board of Trustees, including a majority of the trustees who are not interested persons of the Fund (as defined in the 1940 Act) and who have no direct or indirect financial interest in the Distribution Plan (the "Independent Trustees"). The Distribution Plan provides for fees only upon the Class A Shares and Class B Shares of each Fund.

         In accordance with Rule 12b-1 under the 1940 Act, the Distribution
Plan may be terminated with respect to any Fund by a vote of a majority of the Independent Trustees, or by a vote of a majority of the outstanding Class A Shares and Class B Shares of that Fund. The Distribution Plan may be amended by vote of the Board of Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for such purpose, except that any change in the Distribution Plan that would materially increase the distribution fee with respect to a Fund requires the approval of the holders of that Fund's Class A Shares and/or Class B Shares. The Board of Trustees will review on a quarterly and annual basis written reports of the amounts received and expended under the Distribution Plan (including amounts expended by the Distributor to Participating Organizations pursuant to the Servicing Agreements entered into under the Distribution Plan) indicating the purposes for which such expenditures were made.

SERVICE PLAN

         Under the Service Plan, a Fund will pay a monthly service fee to BISYS Fund Services ("BISYS") as compensation for services in connection with the Service Plan at an annual rate equal to twenty-five one-hundredths of one percent (0.25%) of the average daily net assets of Class A Shares of each Fund. BISYS may periodically waive all or a portion of the fee with respect to a Fund. BISYS may use the service fee to pay banks, other financial institutions and intermediaries, broker-dealers, United California Bank and United California Bank's affiliates and subsidiaries compensation for services or reimbursement of expenses incurred in connection with the provision of administrative services or to provide administrative services to the holders of Class A Shares.

         Any payments by BISYS for services under the Service Plan will be made pursuant to an agreement (a "Service Agreement") between BISYS and such bank, financial institution or intermediary, broker-dealer, or affiliate or subsidiary ("Organization"). A Service Agreement will relate to the provision of administrative services to the Participating

Organization's customers owning a Fund's Class A Shares. Under the Service Plan, a Participating Organization may include United California Bank or a subsidiary bank or nonbank affiliates, or the subsidiaries or affiliates of those banks. A Service Agreement entered into with a bank (or any of its subsidiaries or affiliates) will contain a representation that the bank (or subsidiary or affiliate) believes that it possesses the legal authority to perform the services contemplated by the Service Agreement without violation of applicable banking laws (including the Glass-Steagall Act) and regulations.

DISTRIBUTION PLAN

         The Eureka Funds' Class A Shares and Class B Shares are sold on a continuous basis by the Distributor under a Distribution Agreement. Under the Distribution Plan, a Fund will pay a monthly distribution fee to the Distributor as compensation for its services in connection with the Distribution Plan at an annual rate equal to twenty-five one-hundredths of one percent (0.25%) of the average daily net assets of Class A Shares and one-hundredth of one percent (1.00%) of the average daily net assets Class B Shares of each Fund. The Distributor may periodically waive all or a portion of the fee with respect to a Fund in order to increase the net investment income of the Fund available for distribution as dividends. The Distributor may use the distribution fee to provide distribution assistance with respect to a Fund's Class A Shares and Class B Shares or to provide shareholder services to the holders of such Shares. The Distributor may also use the distribution fee (i) to pay financial institutions and intermediaries (such as insurance companies and investment counselors but not including banks), broker-dealers, and the Distributor's affiliates and subsidiaries compensation for services or reimbursement of expenses incurred in connection with distribution assistance or (ii) to pay banks, other financial institutions and intermediaries, broker-dealers, and the Distributor's affiliates and subsidiaries compensation for services or reimbursement of expenses incurred in connection with the provision of shareholder services. A Servicing Agreement will relate to the provision of distribution assistance in connection with the distribution of a Fund's Class A Shares and Class B Shares to the Participating Organization's customers on whose behalf the investment in such Shares is made and/or to the provision of shareholder services to the Participating Organization's customers owning a Fund's Class A Shares or Class B Shares. Under the Distribution Plan, a Participating Organization may include United California Bank or a subsidiary bank or nonbank affiliates, or the subsidiaries or affiliates of those banks. A Servicing Agreement entered into with a bank (or any of its subsidiaries or affiliates) will contain a representation that the bank (or subsidiary or affiliate) believes that it possesses the legal authority to perform the services contemplated by the Servicing Agreement without violation of applicable banking laws (including the Glass-Steagall Act) and regulations.

         The distribution fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular year by the Distributor in connection with distribution assistance or shareholder services rendered pursuant to the Servicing Agreements entered into under the Distribution Plan. If the amount of the distribution fee is greater than the Distributor's actual expenses incurred in a particular year (and the Distributor does not waive that portion of the distribution fee), the Distributor will realize a profit in that year from the distribution fee. If the amount of the distribution fee is less than the Distributor's actual expenses incurred in a particular year, the Distributor will realize a loss in that year under the Distribution Plan and will not recover from a Fund the excess of expenses for the year over the distribution fee, unless actual expenses incurred in a later year in which the Distribution Plan remains in effect were less than the distribution fee paid in that later year.

         The Distribution Plan also contains a so-called "defensive" provision applicable to all classes of Shares. Under this defensive provision to the extent that any payment made to the Administrator, including payment of administration fees, should be deemed to be indirect financing of any activity primarily intended to result in the sale of Shares issued by the Eureka Funds within the context of Rule 12b-1 under the 1940 Act, such payment shall be deemed to be authorized by the Distribution Plan.

EXPENSES

         Eureka Investment Advisors and the Administrator each bear all expenses in connection with the performance of their services as investment adviser and administrator, respectively, other than the cost of securities (including brokerage commissions, if any) purchased for a Fund. The Eureka Funds is responsible for all of its expenses and liabilities. As a general matter, expenses are allocated to the Class A Shares, Class B Shares, and Trust Shares of a Fund on the basis of the relative net asset value of each class. At present, the expenses that will be borne by Class A Shares and Class B Shares are sales charges, expenses associated with the relative net asset value of the class, expenses under the Eureka Funds' Distribution and Shareholder Services Plan, and a Service Plan which relates only to the Class A Shares.

CUSTODIAN

         The Bank of New York serves as the Eureka Funds' Custodian.

TRANSFER AGENT AND FUND ACCOUNTING SERVICES

         Under the Transfer Agency Agreement, BISYS Fund Services, Inc., the Transfer Agent, receives a fee from each Fund at the annual rate of $15,000 in addition to various annual per account fees.

         BISYS Fund Services, Inc. also provides fund accounting services to each of the Funds pursuant to a Fund Accounting Agreement with the Eureka Funds. Under the Fund Accounting Agreement, BISYS Fund Services, Inc. receives a fee from each Fund at the annual rate of 0.03% of such Fund's average daily net assets, subject to a minimum annual fee.

INDEPENDENT AUDITORS

         The financial information through the fiscal year ending September 30, 2000 appearing in the Prospectuses under "FINANCIAL HIGHLIGHTS" has been derived from financial statements of the Eureka Funds incorporated by reference into this Statement of Additional Information which have been audited by Ernst & Young LLP, independent auditors, as set forth in their report incorporated by reference herein. The address of Ernst & Young LLP, is 1100 Huntington Center, 41 South High Street, Columbus, Ohio 43215.

LEGAL COUNSEL

         Ropes & Gray, One Franklin Square, 1301 K Street, N.W., Suite 800 East, Washington, DC 20005 serve as counsel to the Eureka Funds.

                             PERFORMANCE INFORMATION

YIELDS OF THE MONEY MARKET FUNDS

         From time to time, a Money Market Fund's annualized "yield" and "effective yield" and total return may be presented in advertisements, sales literature and shareholder reports. The "yield" of a Money Market Fund is based upon the income earned by the Fund over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and is stated as a percentage of the investment. The "effective yield" of a Money Market Fund is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Shares of the Eureka Funds and thus compounded in the course of a 52-week period. The effective yield will be higher than the yield because of the compounding effect of the assumed reinvestment.

         The "yield" of each Money Market Fund for a seven-day period (a "base period") will be computed by determining the "net change in value" (calculated as set forth below) of a hypothetical account having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7 with the resulting yield figure carried to the nearest hundredth of one percent. Net changes in value of a hypothetical account will include the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares, but will not include realized gains or losses or unrealized appreciation or depreciation on portfolio investments. Yield may also be calculated on a compound basis (the "effective yield") which assumes that net income is reinvested in Fund shares at the same rate as net income is earned for the base period.

         The yield and effective yield of each Money Market Fund will vary in response to fluctuations in interest rates and in the expenses of each Fund. For comparative purposes the current and effective yields should be compared to current and effective yields offered by competing financial institutions for that base period only and calculated by the methods described above.


         For the seven-day and thirty-day periods ended September 30, 2001, the yield and effective yield, of the Trust Shares and Class A Shares of the U.S. Treasury Obligations Fund, and the Prime Money Market Fund calculated as described above was as follows:



                                                                           7-DAY                   30-DAY
                                                                7-DAY     EFFECTIVE     30-DAY    EFFECTIVE
             FUND                                CLASS          YIELD       YIELD        YIELD      YIELD
             ----                                -----          -----       -----        -----      -----

U.S. Treasury Obligations Fund..............    Trust
Prime Money Market Fund.....................    Trust
U.S. Treasury Obligations Fund..............    Class A
Prime Money Market Fund.....................    Class A


YIELDS OF THE VARIABLE NAV FUNDS

         The yields of the Variable NAV Funds will be computed by annualizing net investment income per share for a recent 30-day period and dividing that amount by the maximum offering price per share (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last trading day of that period, according to the following formula: a-b

                   30-Day Yield = 2[(+1) to the 6th power-1]
                                     --
                                     cd

         In the above formula, "a" represents dividends and interest earned by a particular class during the 30-day base period; "b" represents expenses accrued to a particular class for the 30-day base period (net of reimbursements); "c" represents the average daily number of shares of a particular class outstanding during the 30-day base period that were entitled to receive dividends; and "d" represents the maximum offering price per share of a particular class on the last day of the 30-day base period.

         Net investment income will reflect amortization of any market value premium or discount of fixed income securities (except for obligations backed by mortgages or other assets) and may include recognition of a pro rata portion of the stated dividend rate of dividend paying portfolio securities. The yield of each of the Variable NAV Funds will vary from time to time depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Eureka Funds allocated to each Fund. These factors and possible differences in the methods used in calculating yield should be considered when comparing a Fund's yield to yields published for other investment companies and other investment vehicles. Yield should also be considered relative to changes in the value of the Fund's shares and to the relative risks associated with the investment objectives and policies of each Fund.

         Investors in the Variable NAV Funds are specifically advised that share prices, expressed as the net asset values per share, will vary just as yields will vary.

         For the 30-day period ending September 30, 2001, the yield of the Trust Shares and Class A Shares of the Investment Grade Bond Fund, calculated as described above was as follows:




FUND                                                  CLASS         YIELD
----                                                  -----         -----

Investment Grade Bond Fund.......................   Trust
Investment Grade Bond Fund.......................   Class A


CALCULATION OF TOTAL RETURN

         Total Return is a measure of the change in value of an investment in a Fund over the period covered, assuming the investor paid the current maximum applicable sales charge on the investment and that any dividends or capital gains distributions were reinvested in the Fund immediately rather than paid to the investor in cash.

         Total return is calculated for the past year and the period since the establishment of each Fund. Average annual total return is measured by comparing the value of an investment in a Fund at the beginning of the relevant period to the redemption value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions) and annualizing the result. Aggregate total return is calculated similarly to average annual total return except that the return figure is aggregated over the relevant period instead of annualized. The formula for calculating Total Return includes four steps: (1) adding to the total number of shares purchased by a hypothetical $1,000 investment in the Fund all additional shares which would have been purchased if all dividends and distributions paid or distributed during the period had been immediately reinvested; (2) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of shares owned at the end of the period by the net asset value per share on the last trading day of the period; (3) assuming redemption at the end of the period; and (4) dividing this account value for the hypothetical investor by the initial $1,000 investment and annualizing the result for periods of less than one year.

         At any time in the future, yields and total return may be higher or lower than past yields, there can be no assurance that any historical results will continue.


         For the period since inception through September 30, 2001, aggregate total return was as follows:




FUND                                            CLASS             INCEPTION DATE        AGGREGATE TOTAL RETURN
----                                            -----             --------------        ----------------------

U.S. Treasury Obligations Fund..............    Trust             November 1, 1997                 _____%
Prime Money Market Fund.....................    Trust             January 1, 1990 (1)              _____%
Investment Grade Bond Fund..................    Trust             November 1, 1997                 _____%
Global Fund.................................    Trust             November 1, 1997                 _____%
Equity Fund.................................    Trust             November 1, 1997                 _____%



U.S. Treasury Obligations Fund..............    Class A           February 3, 1998                 _____%
Prime Money Market Fund.....................    Class A           January 1, 1990 (2)              _____%
Investment Grade Bond Fund
    (with sales charge).....................    Class A           February 3, 1998                 _____%
Investment Grade Bond Fund
    (without sales charge)..................    Class A           February 3, 1998                 _____%
Global Fund
    (with sales charge).....................    Class A           February 3, 1998                 _____%
Global Fund
    (without sales charge)..................    Class A           February 3, 1998                 _____%
Equity Fund (with sales charge).............    Class A           February 3, 1998                 _____%
Equity Fund (without sales charge)..........    Class A           February 3, 1998                 _____%



         For the period since inception through September 30, 2001, average annual total return was as follows:



                                                                                              AVERAGE ANNUAL
FUND                                             CLASS                   INCEPTION DATE        TOTAL RETURN
----                                             -----                   --------------        ------------

U.S. Treasury Obligations Fund..............    Trust                  November 1, 1997            _____%
Prime Money Market Fund.....................    Trust                  January 1, 1990(1)          _____%
Investment Grade Bond Fund..................    Trust                  November 1, 1997            _____%
Global Fund.................................    Trust                  November 1, 1997            _____%
Equity Fund.................................    Trust                  November 1, 1997            _____%
U.S. Treasury Obligations Fund..............    Class A                February 3, 1998            _____%


(1) The above-quoted performance data includes the performance of a predecessor fund for the period before the Prime Money Market Fund commenced operations (11/1/97) adjusted to reflect the deduction of fees and expenses applicable to the Trust shares of the Prime Money Market Fund as stated in the prospectus in the Fees and Expenses section (i.e., adjusted to reflect anticipated fees and expenses, absent any fee waivers). The predecessor fund was not registered under the Investment Company Act of 1940 (1940 Act) and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code. If the predecessor fund had been registered under the 1940 Act, its performance may have been adversely affected. The investment objective, restrictions and guidelines of the Prime Money Market Fund are substantially similar to its predecessor fund.

(2) The above-quoted performance data includes the performance of a predecessor fund for the period before the Prime Money Market Fund commenced operations (11/1/97) adjusted to reflect the deduction of fees and expenses applicable to the Class A shares of the Prime Money Market Fund as stated in the prospectus in the Fees and Expenses section (i.e., adjusted to reflect anticipated fees and expenses, absent any fee waivers). The predecessor fund was not registered under the Investment Company Act of 1940 (1940 Act) and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code. If the predecessor fund had been registered under the 1940 Act, its performance may have been adversely affected. The investment objective, restrictions and guidelines of the Prime Money Market Fund are substantially similar to its predecessor fund. For periods prior to the commencement of operations of Class A Shares on February 3, 1998, the quoted performance of the Prime Money Market Fund is based on Trust Class performance from November 1, 1997 to February 2, 1998 adjusted to reflect the differences in expenses and sales charges between classes.


Prime Money Market Fund.....................    Class A                January 1, 1990(2)          _____%
Investment Grade Bond Fund
    (with sales charge).....................    Class A                February 3, 1998            _____%
Investment Grade Bond Fund
    (without sales charge)..................    Class A                February 3, 1998            _____%
Global Fund
    (with sales charge).....................    Class A                February 3, 1998            _____%
Global Fund
    (without sales charge...................    Class A                February 3, 1998            _____%
Equity Fund (with sales charge).............    Class A                February 3, 1998            _____%
Equity Fund (without sales charge)..........    Class A                February 3, 1998            _____%



         For the one-year period through September 30, 2001, average annual total return was as follows:



                                                                                              AVERAGE ANNUAL
FUND                                                                             CLASS         TOTAL RETURN
----                                                                             -----         ------------

U.S. Treasury Obligations Fund.........................................         Trust              _____%
Prime Money Market Fund................................................         Trust              _____%
Investment Grade Bond Fund.............................................         Trust              _____%
Global Fund............................................................         Trust              _____%
Equity Fund............................................................         Trust              _____%
U.S. Treasury Obligations Fund.........................................         Class A            _____%
Prime Money Market Fund................................................         Class A            _____%
Investment Grade Bond Fund (with sales charge).........................         Class A            _____%
Investment Grade Bond Fund (without sales charge)......................         Class A            _____%
Global Fund (with sales charge)........................................         Class A            _____%
Global Fund (without sales charge).....................................         Class A            _____%
Equity Fund (with sales charge)........................................         Class A            _____%
Equity Fund (without sales charge).....................................         Class A            _____%



         For the five-year period through September 30, 2001, average annual total return was as follows:



Prime Money Market Fund.....................    Trust                  January 1, 1990(1)          _____%
                                                Class A                January 1, 1990(2)          _____%



         For the ten-year period through September 30, 2001, average annual total return was as follows:



Prime Money Market Fund.....................    Trust                  January 1, 1990(1)          _____%
                                                Class A                January 1, 1990(2)          _____%




(1) The above-quoted performance data includes the performance of a predecessor fund for the period before the Prime Money Market Fund commenced operations (11/1/97) adjusted to reflect the deduction of fees and expenses applicable to the Trust shares of the Prime Money Market Fund as stated in the prospectus in the Fees and Expenses section (i.e., adjusted to reflect anticipated fees and expenses, absent any fee waivers). The predecessor fund was not registered under the Investment Company Act of 1940 (1940 Act) and therefor was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code. If the predecessor fund had been registered under the 1940 Act, its performance may have been adversely affected. The investment objective, restrictions and guidelines of the Prime Money Market Fund are substantially similar to its predecessor fund.

(2) The above-quoted performance data includes the performance of a predecessor fund for the period before the Prime Money Market Fund commenced operations (11/1/97) adjusted to reflect the deduction of fees and expenses applicable to the Class A shares of the Prime Money Market Fund as stated in the prospectus in the Fees and Expenses section (i.e., adjusted to reflect anticipated fees and expenses, absent any fee waivers). The predecessor fund was not registered under the Investment Company Act of 1940 (1940 Act) and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code. If the predecessor fund had been registered under the 1940 Act, its performance may have been adversely affected. The investment objective, restrictions and guidelines of the Prime Money Market Fund are substantially similar to its predecessor fund. For periods prior to the commencement of operations of Class A Shares on February 3, 1998, the quoted performance of the Prime Money Market Fund is based on Trust Class performance from November 1, 1997 to February 2, 1998 adjusted to reflect the differences in expenses and sales charges between classes.

PERFORMANCE COMPARISONS

YIELD AND TOTAL RETURN

         From time to time, performance information for the Funds showing their total return and/or yield may be included in advertisements. Performance figures are based on historical earnings and are not intended to indicate future performance.

         From time to time, the Eureka Funds may include the following types of information in advertisements, supplemental sales literature and reports to present or prospective shareholders: (1) discussions of general economic or financial principals (such as the effects of inflation, the power of compounding and the benefits of dollar-cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions;
(4) descriptions of past or anticipated portfolio holdings for one or more of the Funds within the Eureka Funds, (5) descriptions of investment strategies for one or more of such Funds; (6) descriptions or comparisons of various savings and investment products (including, but not limited to, insured bank products, annuities, qualified retirement plans and individual stocks and bonds), which may or may not include the Funds; (7) comparisons of investment products (including the Funds) with relevant market indices, industry indices, blended indices (including indices created by the Adviser combining two or more indices), or other appropriate benchmarks; (8) discussions of fund rankings or ratings by recognized rating organizations; and (9) testimonials describing the experience of persons that have invested in one or more of the Funds. The Funds may also include in these communications calculations, such as hypothetical compounding examples, that describe hypothetical investment results, such performance examples will be based on an express set of assumptions and are not indicative of performance of any of the Funds.

         Total return and/or yield may also be used to compare the performance of the Funds against certain widely acknowledged standards or indices for stock and bond market performance. The Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 Index is composed almost entirely of common stocks of companies listed on the NYSE, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include 400 industrial, 60 transportation and 40 financial services concerns. The S&P 500 represents about 80% of the market value of all issues traded on the NYSE.


         The Morgan Stanley Capital International World Index is an unmanaged global index of equity prices based on 1,375 shares from 19 countries and covering roughly 60% of the market capitalization of world stock exchanges.


         The Lehman Brothers Aggregate Bond Index ("Aggregate Bond Index") is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. government; all quasi-federal corporations; all corporate debt guaranteed by the U.S. government; and mortgage backed securities. Corporate issues must have amounts outstanding in excess of $1 million, have at least one year to maturity and be rated investment grade by a NRSRO. Flower bonds and foreign targeted issues are also included in the Aggregate Bond Index.


         The Salomon Broad Investment Grade Bond Index is an unmanaged index generally representative of the performance of U.S. investment grade bonds with over one year to maturity.


         Current yields or performance will fluctuate from time to time and are not necessarily representative of future results. Accordingly, a Fund's yield or performance may not provide for comparison with bank deposits or other investments that pay a fixed return for a stated period of time. Yield and performance are functions of quality, composition, and maturity, as well as expenses allocated to the Fund. Fees imposed upon customer accounts by United California Bank or its affiliated or correspondent banks for cash management services will reduce a Fund's effective yield to Customers.

         The Investment Grade Bond Fund, the Global Fund, and the Equity Fund, may also calculate a distribution rate. Distribution rates will be computed by dividing the distribution per Share of a class made by a Fund over a twelve-month period by the maximum offering price per Share. The distribution rate includes both income and capital gain dividends and does not reflect unrealized gains or losses. The calculation of income in the distribution rate includes both income and capital gain dividends and does not reflect unrealized gains or losses, although a Fund may also present a distribution rate excluding the effect of capital gains. The distribution rate differs from the yield, because it includes capital items which are often non-recurring in nature, and may include returns of principal, whereas yield does not include such items. The

Funds do not intend to publish distribution rates in Fund advertisements but may publish such rates in supplemental sales literature.

         Yield, effective yield, total return and distribution rate will be calculated separately for each Class of Shares. Because Trust Shares are not subject to Distribution Plan fees or Service Plan fees, the yield and total return for Trust Shares will be higher than that of the Class A Shares and Class B Shares for the same period.

         Investors may also judge the performance of a Fund by comparing its performance to the performance of other mutual funds with comparable investment objectives and policies through various mutual fund or market indices and data such as that provided by Lipper Inc., IBC/Donoghue's MONEY FUND REPORT and Ibbotson Associates, Inc. References may also be made to indices or data published in Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, Business Week, American Banker, Fortune, Institutional Investor, Ibbotson Associates, Inc., Morningstar, Inc., CDA/Weisenberger, Pension and Investments, U.S.A. Today and local newspapers. In addition to performance information, general information about the Funds that appears in a publication such as those mentioned above may be included in advertisements and in reports to Shareholders.

         Information about the performance of a Fund is based on a Fund's record up to a certain date and is not intended to indicate future performance. Yields and total returns of a Fund will fluctuate. Any fees charged by the Participating Organizations to their customers in connection with investment in a Fund are not reflected in the Eureka Funds' performance information.

         Further information about the performance of a Fund is contained in that Fund's annual report to Shareholders, which may be obtained without charge by contacting the Eureka Funds at P.O. Box 182792, Columbus, Ohio 43218-2792.

                             ADDITIONAL INFORMATION

ORGANIZATION AND DESCRIPTION OF SHARES


         The Eureka Funds organized as a Massachusetts business trust by the Agreement and Declaration of Trust, dated April 7, 1997, under the name "Sanwa Fund." A copy of the Eureka Funds' Amended and Restated Agreement and Declaration of Trust, (the "Declaration of Trust") is on file with the Secretary of State of The Commonwealth of Massachusetts. The Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of Shares, which are units of beneficial interest. The Eureka Funds presently have seven series of Shares, two of which series, the Small Cap Fund and the California Money Fund, are not yet offered to the public. The Declaration of Trust authorizes the Board of Trustees to divide or redivide any unissued Shares of the Eureka Funds into one or more additional series.


         Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectuses and this Statement of Additional Information, the Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Eureka Funds, Shareholders of a Fund are entitled to receive the assets available for distribution belonging to that Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Fund which are available for distribution.

         Shares of the Eureka Funds are entitled to one vote per share (with proportional voting for fractional shares) on such matters as shareholders are entitled to vote. Shareholders vote in the aggregate and not by series or class on all matters except (i) when required by the 1940 Act, shares shall be voted by individual series, (ii) when the Trustees have determined that the matter affects only the interests of a particular series or class, then only Shareholders of such series or class shall be entitled to vote thereon, and
(iii) only the holders of Class A Shares and Class B Shares will be entitled to vote on matters submitted to Shareholder vote with regard to the Distribution Plan applicable to Class A and Class B Shares. There will normally be no meetings of Shareholders for the purposes of electing Trustees unless and until such time as less than a majority of the Trustees have been elected by the Shareholders, at which time the Trustees then in office will call a Shareholders' meeting for the election of Trustees. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares of the Eureka Funds and filed with the Eureka Funds' custodian or by vote of the holders of two-thirds of the outstanding shares of the Eureka Funds at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares of any Fund. Except as set forth above, the Trustees shall continue to hold office and may appoint their successors.

SHAREHOLDER AND TRUSTEE LIABILITY

         Under Massachusetts law, Shareholders could, under certain circumstances, be held personally liable for the obligations of the Eureka Funds. However, the Declaration of Trust disclaims Shareholder liability for acts or obligations of the Eureka Funds and requires that notice of such disclaimer be given in every agreement, obligation or instrument entered into or executed by the Eureka Funds or the Trustees. The Declaration of Trust provides for indemnification out of a Fund's property for all loss and expense of any Shareholder of such Fund held liable on account of being or having been a Shareholder. Thus, the risk of a Shareholder incurring financial loss on account of Shareholder liability is limited to circumstances in which a Fund would be unable to meet its obligations.

         The Agreement and Declaration of Trust states further that no Trustee, officer or agent of the Eureka Funds shall be personally liable in connection with the administration or preservation of the assets of the Eureka Funds or the conduct of the Eureka Funds' business; nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act except for his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties. The Agreement and Declaration of Trust also provides that all persons having any claim against the Trustees or the Eureka Funds shall look solely to the assets of the Eureka Funds for payment.

MISCELLANEOUS

         The Eureka Funds may include information in its Annual Reports and Semi-Annual Reports to Shareholders that (1) describes general economic trends,
(2) describes general trends within the financial services industry or the mutual fund industry, (3) describes past or anticipated portfolio holdings for one or more of the Funds within the Eureka Funds, or (4) describes investment management strategies for such Funds. Such information is provided to inform Shareholders of the activities of the Eureka Funds for the most recent fiscal year or half-year and to provide the views of the Eureka Investment Advisors and/or Eureka Funds officers regarding expected trends and strategies.

         The organizational expenses of each Fund have been capitalized and are being amortized in the first five years of each Fund's operations. Such amortization will reduce the amount of income available for payment as dividends. On June 30, 1998, the Funds adopted Statement of Position (SOP) 98-5, "Reporting on the Costs of Start-Up Activities." Under the provisions of SOP 98-5, costs associated with organizing a fund which commences operating subsequent to June 30, 1998, must be expensed as incurred and may not be amortized over future periods. In the event any of the initial Shares of the Eureka Funds are redeemed during the amortization period by any holder thereof, the redemption proceeds will be reduced by a pro rata portion of any unamortized organization expenses in the same proportion as the number of initial Shares being redeemed bears to the total number of initial Shares outstanding at the time of redemption. Investors purchasing Shares of the Eureka Funds subsequent to the date of the Prospectus and this Statement of Additional Information bear such expenses only as they are amortized against a Fund's investment income.

         The Eureka Funds are registered with the Securities and Exchange Commission as a management investment company. Such registration does not involve supervision by the Securities and Exchange Commission of the management or policies of the Eureka Funds.


         As of _________, 2001, the trustees and officers of the Trust, as a group, owned less than _____% of the Trust Shares and the Class A Shares of any of the Eureka Funds.

         As of _________, 2001, Eureka Investment Advisors, 601 S. Figueroa Street, Los Angeles, California 90017 was the beneficial shareholder of the outstanding voting shares of the Trust Shares of the Funds as follows: _____% of the U.S. Treasury Obligations Fund, _____% of the Prime Money Market Fund, _____% of the Investment Grade Bond Fund, _____% of the Global Fund, and _____% of the Equity Fund.

         The following table indicates the ownership of record of the shareholders who, to the best knowledge of the Trust, were the owners of 5% or more of the outstanding shares of the Trust, as of _________, 2001:

UPDATE THE FOLLOWING TABLE FOR CLASS A, CLASS B, AND TRUST SHARES



U.S. TREASURY OBLIGATIONS FUND - CLASS A SHARES
United California Bank..................................................................           _____%
1977 Saturn St., OC4-4.
Monterey Park, CA 91754

PRIME MONEY MARKET FUND - CLASS A SHARES
United California Bank..................................................................           _____%
1977 Saturn St., OC4-4.
Monterey Park, CA 91754

INVESTMENT GRADE BOND FUND - CLASS A SHARES
BISYS Brokerage Services, Inc...........................................................           _____%
P.O. Box 4054
Concord, CA 94524

BISYS Bd. Services Inc..................................................................           _____%
P.O. Box 2226
Baltimore, MD 21203
Concord, CA 94524

GLOBAL FUND - CLASS A SHARES
BISYS Brokerage Services, Inc...........................................................           _____%
P.O. Box 4054
Concord, CA 94524

BISYS Bd. Services Inc..................................................................           _____%
P.O. Box 2226
Baltimore, MD 21203


EQUITY FUND - CLASS A SHARES
BISYS Brokerage Services, Inc...........................................................           _____%
P.O.Box 4054
Concord, CA 94524

Linda Rogers............................................................................           _____%
Test Trust of Collece M. McGalliard
25401 Cabot Rd., Suite 122
Laguna Hills, CA 92653




INVESTMENT GRADE BOND FUND - CLASS B SHARES
LPL Financial Services..................................................................           _____%
A C 2271-5084
9785 Towne Centre Drive
San Diego, CA 92121

EQUITY FUND - CLASS B SHARES
Juan C. Guerra..........................................................................           _____%
320 South St. Andrews Place 306
Los Angeles, CA 90020

U.S. TREASURY OBLIGATIONS FUND - TRUST SHARES
Taylor & Co.............................................................................           _____%
P.O. Box 60078 OC4-5
Los Angeles, CA 90060

PRIME MONEY MARKET FUND - TRUST SHARES
Taylor & Co.............................................................................           _____%
P.O. Box 60078 OC4-5
Los Angeles, CA 90060

Sanwa Bank California...................................................................           _____%
Wells Fargo Bank Minnesota NA
P.O. Box 1533
Minneapolis, MN 55480

United California Bank..................................................................           _____%
Wells Fargo Bank Minnesota NA
P.O. Box 1533
Minneapolis, MN 55480

INVESTMENT GRADE BOND FUND - TRUST SHARES
Taylor & Co.............................................................................           _____%
P.O. Box 60078 OC4-5
Los Angeles, CA 90060

Chase Manhattan Bank....................................................................           _____%
United California Bank Ret Plan 29074491
4 New York Plaza, 2nd Floor
New York, NY 10004




GLOBAL FUND - TRUST SHARES
Taylor & Co.............................................................................           _____%
P.O. Box 60078 OC4-5
Los Angeles, CA 90060

Chase Manhattan Bank 46.28%
United California Bank Ret Plan 29074491
4 New York Plaza, 2nd Floor
New York, NY 10004

United California Bank..................................................................           _____%
Wells Fargo Bank Minnesota NA
P.O. Box 1533
Minneapolis, MN 55480

EQUITY FUND - TRUST SHARES
Taylor & Co.............................................................................           _____%
P.O. Box 60078 OC4-5
Los Angeles, CA 90060

United California Bank..................................................................           _____%
Wells Fargo Bank Minnesota NA
P.O. Box 1533
Minneapolis, MN 55480

Chase Manhattan Bank....................................................................           _____%
United California Bank Ret Plan 29074491
4 New York Plaza, 2nd Floor
New York, NY 10004

Sanwa Bank California...................................................................           _____%
Wells Fargo Bank Minnesota NA
P.O. Box 1533
Minneapolis, MN 55480


         The Prospectuses of the Funds and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the Securities and Exchange Commission. Copies of such information may be obtained from the Securities and Exchange Commission upon payment of the prescribed fee.

         The Prospectuses of the Funds and this Statement of Additional Information are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectuses of the Funds and this Statement of Additional Information.

                              FINANCIAL STATEMENTS


         Audited Financial Statements as of September 30, 2001 are incorporated by reference to the Annual Report to Shareholders, dated as of September 30, 2001, which has been previously sent to Shareholders of each Fund, pursuant to the 1940 Act and previously filed with the Securities and Exchange Commission. A copy of the Annual Report and the Funds' latest Semi-Annual Report may be obtained without charge by writing the Eureka Funds at P.O. Box 182792, Columbus, Ohio 43218-2792 or by telephoning toll-free at (888) 890-8121

                                    APPENDIX

         The nationally recognized statistical rating organizations (individually, an "NRSRO") that may be utilized by the Funds with regard to portfolio investments for the Funds include Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), Fitch IBCA, Duff & Phelps ("Fitch IBCA"), and Thomson BankWatch, Inc. ("Thomson"). Set forth below is a description of the relevant ratings of each such NSRO. The NSROs that may be utilized by the Funds and the description of each NSRO's ratings is as of the date of this Statement of Additional Information, and may subsequently change.

LONG -TERM DEBT RATINGS (may be assigned, for example, to corporate and municipal bonds)

Description of the five highest long-term debt ratings by Moody's (Moody's applies numerical modifiers (1, 2, and 3) in each rating category to indicate the security's ranking within the category):

         Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

         A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

         Baa Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

Description of the five highest long-term debt ratings by S & P (S&P may apply a plus (+) or minus (-) to a particular rating classification to show relative standing within that classification):

         AAA An obligation rated 'AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

         AA An obligation rated 'AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

         A An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

         BBB An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

         BB An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

Description of the three highest long-term debt ratings by Fitch IBCA:

         AAA Highest credit quality. `AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

         AA Very high credit quality. `AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

         A High credit quality. `A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

SHORT-TERM DEBT RATINGS (may be assigned, for example, to commercial paper, master demand notes, bank instruments, and letters of credit)

Moody's description of its three highest short-term debt ratings:

         Prime-1                    Issuers rated Prime-1 (or supporting
                           institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

                                -   Leading market positions in well-
                                    established industries.

                                -   High rates of return on funds employed.

                                - Conservative capitalization structure with moderate reliance on debt and ample asset protection.

                                - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

                                -   Well-established access to a range of
                                    financial markets and assured sources of alternate liquidity.

         Prime-2                    Issuers rated Prime- 2 (or supporting
                           institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         Prime-3                    Issuers rated Prime-3 (or supporting
                           institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

S & P's description of its three highest short-term debt ratings:

         A- 1 A short-term obligation rated 'A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

         A- 2 A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

         A- 3 A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Fitch IBCA's description of its three highest short-term debt ratings:

         F1 Highest credit quality. Indicates the Best capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

         F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

         F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

SHORT-TERM LOAN/MUNICIPAL NOTE RATINGS

Moody's description of its two highest short-term loan/municipal note ratings:

         MIG 1/VMIG 1               This designation denotes superior credit
                           quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

         MIG 2/VMIG 2               This designation denotes strong credit
                           quality. Margins of protection are ample, although not as large as in the preceding group.

SHORT-TERM DEBT RATINGS

         Thomson BankWatch, Inc. ("TBW") ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries.

                   BankWatch(TM) Ratings do not constitute a recommendation to buy or sell securities of any of these companies. Further, BankWatch does not suggest specific investment criteria for individual clients.

The TBW Short - Term Ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned.

The TBW Short - Term Rating apply only to unsecured instruments that have a maturity of one year or less.

The TBW Short - Term Ratings specifically assess the likelihood of an untimely payment of principal or interest.

         TBW-1             The highest category; indicates a very high
                  likelihood that principal and interest will be paid on a timely basis.

         TBW-2             The second-highest category; while the degree of
                  safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.

         TBW-3             The lowest investment-grade category; indicates that
                  while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

         TBW-4             The lowest rating category; this rating is regarded
                  as non investment grade and therefore speculative.

EUR-

PART C.  OTHER INFORMATION

ITEM 23. EXHIBITS

                           (a) (1) Declaration of Trust, dated April 7, 1997, is incorporated by reference from
                                        Exhibit 1 to the Funds' initial
                                        Registration Statement filed on July 31,
                                        1997 on Form N-1A.

                           (a)(2) Amended and Restated Agreement and Declaration of Trust, dated October 17, 1997, is incorporated by reference from
                                        Exhibit 1(b) to Post-Effective Amendment
                                        No. 4 to the Fund's Registration
                                        Statement (filed on November 25, 1998)
                                        on Form N-1A.

                           (b) Form of By-Laws is incorporated by reference from Exhibit 2 to the Funds' initial Registration Statement filed on July 31, 1997 on Form N-1A.

                           (c) (1)      Article III, Sections 4 and 5;
                                        Article IV, Section 1; Article V;
                                        Article VIII, Section 4; and Article IX,
                                        Sections 1, 4 and 7 of the Declaration
                                        of Trust is incorporated by reference
                                        from Exhibit 23(c)(1) to Post-Effective
                                        Amendment No. 8 to the Funds'
                                        Registration (file November 17, 2000) on
                                        Form N-1A.

                           (c) (2)      Article 9; Article 10, Section 6; and
                                        Article 11 of the By-laws is
                                        incorporated by reference from Exhibit
                                        23(c)(1) to Post-Effective Amendment No.
                                        8 to the Funds' Registration (filed on
                                        November 17, 2000) on Form N-1A.

                           (d) Investment Advisory Agreement between Registrant and Eureka Investment Advisors, Inc. dated May 1, 2001, is incorporated by reference from Exhibit
                                        (d) to Post-Effective Amendment No. 11
                                        to the Funds' Registration (filed on
                                        October 15, 2001) on Form N-1A.

                           (e)          Distribution Agreement between
                                        Registrant and BISYS Fund Services
                                        Limited Partnership, dated October 31,
                                        1997, is incorporated by reference from
                                        Exhibit 6 to Post-Effective Amendment
                                        No. 3 to the Funds' Registration
                                        Statement (filed on April 29, 1998) on
                                        Form N-1A.

                           (f)          None.

                           (g) (1)      Custody Agreement between Registrant
                                        and The Bank of New York, dated November
                                        3, 1997, is incorporated by reference
                                        from Exhibit 8(a) to Post-Effective
                                        Amendment No. 3 to the Funds'
                                        Registration Statement (filed on April
                                        29, 1998) on Form N-1A.

                               (2)      Form of Foreign Custody Manager
                                        Agreement between Registrant and The
                                        Bank of New York is incorporated by
                                        reference to Exhibit 8(b) to
                                        Pre-Effective Amendment No. 2 to the
                                        Registrant's Registration Statement
                                        filed on October 3, 1997 on Form N-1A.

                           (h) (1) Transfer Agency Agreement between Registrant and BISYS Fund Services, Inc., dated October 31, 1997, is incorporated by reference from Exhibit 9(a) to Post-Effective Amendment No. 3 to the Funds' Registration Statement (filed on April 29, 1998) on Form N-1A.

                               (2)      Fund Accounting Agreement between
                                        Registrant and BISYS Fund Services,
                                        Inc., dated October 31, 1997, is
                                        incorporated by reference from Exhibit
                                        9(b) to Post-Effective Amendment No. 3
                                        to the Funds' Registration Statement
                                        (filed on April 29, 1998) on Form N-1A.

                               (3)      Administration Agreement between
                                        Registrant and BISYS Fund Services
                                        Limited Partnership, dated October 31,
                                        1997, is incorporated by reference from
                                        Exhibit 9(c) to Post-Effective Amendment
                                        No. 3 to the Funds' Registration
                                        Statement (filed on April 29, 1998) on
                                        Form N-1A.

                               (4) Form of Service Plan is incorporated by reference from Exhibit 9(d) to Pre-Effective Amendment No. 2 to the Funds' Registration Statement filed on October 3, 1997 on Form N-1A.

                               (5) Forms of service agreements pursuant to Service Plan referred to herein as
                                        Exhibit 9(d) is incorporated by
                                        reference from Exhibit 9(e) to
                                        Pre-Effective Amendment No. 2 to the
                                        Funds' Registration Statement filed on
                                        October 3, 1997 on Form N-1A.

                           (i) Opinion and Consent of Counsel as to legality of shares being registered is filed herewith.

                           (j)          Consent of Ropes & Gray is filed
                                        herewith.

                           (k)          Omitted financial statements:  None.

                           (l)          Purchase Agreement between the
                                        Registrant and BISYS Fund Services,
                                        dated September 26, 1997, is
                                        incorporated by reference from Exhibit
                                        13 to Post-Effective Amendment No. 3 to
                                        the Funds' Registration Statement (filed on April 29, 1998) on Form N-1A.

                           (m) (1)      Distribution and Shareholder
                                        Services Plan between the Registrant and BISYS Fund Services Limited Partnership, dated October 21, 1997, is incorporated by reference from Exhibit 15(a) to Post-Effective Amendment No. 3 to the Funds' Registration Statement (filed on April 29, 1998) on Form N-1A.

                               (2) Forms of Servicing Agreement pursuant to Distribution and Shareholder Services Plan referred to herein as Exhibit 15(a) are incorporated by reference from
                                        Exhibit 15(b) to Pre-Effective Amendment
                                        No. 2 to the Registrant's Registration
                                        Statement filed on October 3, 1997 on
                                        Form N-1A.

                           (n) Multiple Class Plan, dated October 21, 1997, is incorporated by reference from
                                        Exhibit 18 to Post-Effective Amendment
                                        No. 3 to the Funds' Registration
                                        Statement (filed on April 29, 1998) on
                                        Form N-1A.

                           (p)(1) Code of Ethics for the Eureka Funds is incorporated by reference from Exhibit 23(c)(1) to Post-Effective Amendment No. 8 to the Funds' Registration (file November 17, 2000) on Form N-1A.

                           (p)(2) Code of Ethics for the Sanwa Bank California is incorporated by reference from Exhibit 23(c)(1) to Post-Effective Amendment No. 8 to the Funds'
                                        Registration (file November 17, 2000) on
                                        Form N-1A.

                           (p)(3) Code of Ethics for BISYS Fund Services is is incorporated by reference from
                                        Exhibit 23(c)(1) to Post-Effective
                                        Amendment

                                        No. 8 to the Funds' Registration (file
                                        November 17, 2000) on Form N-1A.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

                  As of the date of this Registration Statement, there are no persons controlled by or under common control with the Registrant.

ITEM 25. INDEMNIFICATION

                  Article VIII of Registrant's Amended and Restated Agreement and Declaration of Trust (Exhibit (1) hereto, which is incorporated herein by reference) provides in effect that Registrant will indemnify its officers and trustees against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise, or as fines and penalties, and counsel fees reasonably incurred by any such officer or trustee in connection with the defense or disposition of any action, suit, or other proceeding. However, in accordance with Section 17(h) and 17(i) of the 1940 Act and its own terms, said Agreement and Declaration of Trust does not protect any person against any liability to Registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. In any event, Registrant will comply with 1940 Act Releases Nos. 7221 and 11330 respecting the permissible boundaries of indemnification by an investment company of its officers and trustees.

                  Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR

                  Eureka Investment Advisors, Inc. (Eureka Investment Advisors or the Adviser), 601 S. Figueroa Street, Los Angeles, California 90017, serves as the investment adviser to each Fund, subject to the general supervision of the Board of Trustees of the Funds and, is responsible for the day-to-day management of their investment portfolios. As of July 2, 2001, Eureka Investment Advisors had approximately $1 billion in assets under management. Eureka Investment Advisors is a separate, wholly owned subsidiary of United California Bank. United California Bank is a wholly-owned subsidiary of UFJ Holdings, Inc. United California Bank provides a full range of individual and business banking services through a network of more than 122 branches and offices statewide. As of July 2, 2001 United California Bank had approximately $11 billion in assets under management.

                  To the knowledge of Registrant, none of the directors or officers of the Adviser, except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers of the Adviser also hold positions with United California Bank or its other subsidiaries.

                  Listed below are the directors and certain principal executive officers of United California Bank ("UCB"), their principal occupations and, for the prior two fiscal years, any other business, profession, vocation, or employment of a substantial nature engaged in by such directors and officers:


NAME AND POSITION                   TITLE, BUSINESS, ETC.
1.  Isao Matsuura                   Chairman of the Board, UCB

2.  Steven D. Broidy                Director, UCB, Retired from City National Bank

3.  Robert H. Cooke                 Director, UCB, Retired from UCB

4.  Robert C. Corteway              Director, UCB, Retired from Security Pacific Bank

5.  Linda Griego                    Director, UCB, Managing General Partner, Engine Co. No. 28 (Restaurant owner)

6.  Vilma S. Martinez               Director, UCB, Litigation Partner, Munger, Tolles & Olson

7.  William H. Overfelt             Director, UCB, Former President/Chairman of the Board
                                    Century Spring Corporation

8.  James M. Rosser, Ph.D.          Director, UCB, President of California State University at Los Angeles

9.  Cynthia Ann Telles, Ph.D.       Director, UCB, Associate Clinical Director, Spanish Speaking Psychosocial
                                    Clinic, The Neuropsychiatric  Institute and Hospital Department of Psychiatry
                                    and Behavorial Sciences, UCLA School of Medicine

10.  James C. Van Horne, Ph.D.      Director, UCB, A.P. Gianniani Professor of Finance at the Graduate School of
                                    Business, Stanford University

11,  Ryosuke Tamakoshi              President and CEO, UCB

12.  Howard Gould                   Vice Chairman and Head of Community & Retail Banking Group, UCB

13.  Takashi Muraoka                Vice Chairman and Head of Corporate Development Group, UCB

14.  Kazunori Nishimoto             Vice Chairman and Head of Pacific Rim Banking, UCB


ITEM 27. PRINCIPAL UNDERWRITER

(a)             BISYS Fund Services acts as distributor for the Registrant.
                BISYS Fund Services also distributes the securities of the following investment companies: Alpine Equity Trust, American Independence Funds Trust, American Performance Funds, AmSouth Funds, BB&T Funds, The Coventry Group, The Eureka Funds, Fifth Third Funds, Governor Funds, Hirtle Callaghan Trust, HSBC Funds Trust and HSBC Mutual Funds Trust, The Infinity Mutual Funds, Inc., Magna Funds, Mercantile Mutual Funds, Inc., Metamarkets.com, Meyers Investment Trust, MMA Praxis Mutual Funds, M.S.D.&T. Funds, Old Westbury Funds, Inc., Pacific Capital Funds, Republic Advisor Funds Trust, Republic Funds Trust, Summit Investment Trust, USAllianz Variable Insurance Products Trust, Variable Insurance Funds, The Victory Portfolios, The Victory Variable Insurance Funds, Vintage Mutual Funds, Inc., and WHATIFI Funds. The parent of BISYS Fund Services, Inc. (the sole general partner of BISYS Fund Services) is The BISYS Group, Inc.

         (b) Partners of BISYS Fund Services as of the date of this Part C are as follows:

                                                   Positions and                      Positions and
Name and Principal                                 Offices with The                   Offices with
Business Addresses                                 Winsbury Company                   The Registrant
------------------                                 ----------------                   --------------
BISYS Fund Services, Inc.                          Sole General                        None
3435 Stelzer Road                                    Partner
Columbus, OH  43219
WC Subsidiary Corporation                          Sole Limited Partner                None
150 Clove Road
Little Falls, NJ 07424


ITEM 28.          LOCATION OF ACCOUNTS AND RECORDS

                  (1) Sanwa Bank California, 601 S. Figueroa Street, Los Angeles, California 90017 (records relating to the Advisor's functions as investment adviser).

                  (2) BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its functions as administrator and distributor).

                  (3) The Bank of New York, 100 Church Street, New York, New York 10286 (records relating to its function as custodian).

                  (4) Ropes & Gray, One Franklin Square, 1301 K Street, N.W., Suite 800 East, Washington, DC 20005 (the Registrant's Declaration of Trust, By-Laws, and Minute Books).

                  (5) BISYS Fund Services, Inc., 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its functions as transfer agent and fund accountant).

ITEM 29. MANAGEMENT SERVICES

                  None.

ITEM 30. UNDERTAKINGS

                  Registrant hereby undertakes to call a meeting of the shareholders for the purpose of voting upon the question of removal of one or more trustees when requested to do so by the holders of at least 10% of the outstanding shares of Registrant and to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communication.

                  Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Washington, District of Columbia on the 30th day of November 2001.

                                  Eureka Funds

                                  By:/s/ Howard Gould*
                                     --------------------------------------
                                       Chairman of the Board

         Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement of the Eureka Funds has been signed below by the following persons in the capacities and on the dates indicated:

Signature                                   Capacity                            Date
---------                                   --------                            ----
/s/ Walter F. Beran*                        Trustee                             November 30, 2001
-------------------------------
     Walter F. Beran

/s/ David L. Buell*                         Trustee                             November 30, 2001
-------------------------------
     David L. Buell

/s/ Howard Gould*                           Trustee                             November 30, 2001
-------------------------------
    Howard Gould

/s/ Donald H. Livingstone*                  Trustee                             November 30, 2001
-------------------------------
     Donald H. Livingstone

/s/ Takashi Muraoka*                        Trustee                             November 30, 2001
-------------------------------
     Takashi Muraoka

/s/ Gregory T. Maddox*                      President                           November 30, 2001
-------------------------------
 Gregory T. Maddox

/s/ Nadeem Yousaf *                         Treasurer                           November 30, 2001
-------------------------------
 Nadeem Yousaf

*By:    Alyssa Albertelli
        -----------------
        Alyssa Albertelli
        Attorney-In-Fact

                                POWER OF ATTORNEY

        The undersigned, each being a Trustee of the Eureka Funds, does hereby constitute and appoint Martin E. Lybecker, Brian L. Murray, Jr., and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments that said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable the Eureka Funds to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, and in connection with the filing and effectiveness of any registration statement or statement of the Eureka Funds pursuant to said Acts and any and all amendments thereto (including post-effective amendments), including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as an officer of the Eureka Funds any and all such amendments filed with the Securities and Exchange Commission under said Acts, any Notification of Registration under the Investment Company Act of 1940 and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

SIGNATURE                                   CAPACITY                                    DATE
---------                                   --------                                    ----

/s/ Larry Layne                             Trustee                                     October 21, 1997
----------------------
Larry Layne

/s/ Kazuyoshi Kuwahata                      Trustee                                     October 21, 1997
----------------------------
Kazuyoshi Kuwahata

/s/ Walter F. Beran                         Trustee                                     October 21, 1997
----------------------------
Walter F. Beran

/s/ David L. Buell                          Trustee                                     October 21, 1997
----------------------------
David L. Buell

/s/ Donald H. Livingstone                   Trustee                                     October 21, 1997
----------------------------
Donald H. Livingstone

                                POWER OF ATTORNEY

        The undersigned, being the President of the Eureka Funds, does hereby constitute and appoint Martin E. Lybecker, Brian L. Murray, Jr., and Alyssa Albertelli, each individually, her true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments that said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable the Eureka Funds to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, and in connection with the filing and effectiveness of any registration statement or statement of the Eureka Funds pursuant to said Acts and any and all amendments thereto (including post-effective amendments), including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as an officer of the Eureka Funds any and all such amendments filed with the Securities and Exchange Commission under said Acts, any Notification of Registration under the Investment Company Act of 1940 and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

SIGNATURE                       CAPACITY                 DATE
---------                       --------                 ----


/s/ Gregory T. Maddox           President                November 30, 2001
---------------------
Gregory T. Maddox

                                POWER OF ATTORNEY

        The undersigned, being a Trustee of the Eureka Funds, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments that said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable the Eureka Funds to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, and in connection with the filing and effectiveness of any registration statement or statement of the Eureka Funds pursuant to said Acts and any and all amendments thereto (including post-effective amendments), including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as an officer of the Eureka Funds any and all such amendments filed with the Securities and Exchange Commission under said Acts, any Notification of Registration under the Investment Company Act of 1940 and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

SIGNATURE                     CAPACITY                DATE
---------                     --------                ----


/s/ Takashi Muraoka           Trustee                 November 30, 1999
-------------------
Takashi Muraoka

                                POWER OF ATTORNEY

        The undersigned, being the Treasurer of the Eureka Funds, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments that said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable the Eureka Funds to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, and in connection with the filing and effectiveness of any registration statement or statement of the Eureka Funds pursuant to said Acts and any and all amendments thereto (including post-effective amendments), including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as an officer of the Eureka Funds any and all such amendments filed with the Securities and Exchange Commission under said Acts, any Notification of Registration under the Investment Company Act of 1940 and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or any of them, shall do or cause to be done by virtue thereof.

SIGNATURE                    CAPACITY                  DATE
---------                    --------                  ----


/s/ Nadeem Yousaf            Treasurer                 November 30, 2001
-----------------
Nadeem Yousaf

                                POWER OF ATTORNEY

        The undersigned, being a Trustee of the Eureka Funds, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments that said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable the Eureka Funds to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, and in connection with the filing and effectiveness of any registration statement or statement of the Eureka Funds pursuant to said Acts and any and all amendments thereto (including post-effective amendments), including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a Trustee of the Eureka Funds any and all such amendments filed with the Securities and Exchange Commission under said Acts, any Notification of Registration under the Investment Company Act of 1940 and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

SIGNATURE                      CAPACITY               DATE
---------                      --------               ----
/s/ Howard Gould               Trustee                August 20, 2001
----------------
Howard Gould

                                  Exhibit Index

EXHIBIT NO.                DESCRIPTION
-----------                -----------

(i)               Opinion and Consent of Counsel.
(j)               Consent of Ropes & Gray.



                                      -6-